UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2018

*

This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

October 31, 2018

MFS® Lifetime® Funds

MFS® Lifetime® Income Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

MFS® Lifetime® 2060 Fund

LTF-SEM

MFS® Lifetime® Funds

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies. U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. The split result of the U.S. midterm congressional elections suggests meaningful further U.S. fiscal stimulus is less likely than if the Republicans had maintained control of both houses of Congress. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — NAFTA has been replaced with a new agreement between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 14, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	20.1%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	3.0%
MFS Blended Research Mid Cap Equity Fund	2.9%
MFS Blended Research International Equity Fund	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Value Fund	2.0%
MFS Research Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.9%
MFS Blended Research Growth Equity Fund	1.9%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Research International Fund	1.4%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	18.2%
MFS Limited Maturity Fund	16.3%
MFS Government Securities Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Global Bond Fund	5.1%
MFS High Income Fund	3.8%
MFS Blended Research Mid Cap Equity Fund	3.3%
MFS Blended Research International Equity Fund	3.0%
MFS Emerging Markets Debt Fund	2.4%
MFS Value Fund	2.4%
MFS Blended Research Value Equity Fund	2.3%
MFS Research Fund	2.3%
MFS Blended Research Core Equity Fund	2.3%
MFS Growth Fund	2.3%
MFS Blended Research Growth Equity Fund	2.3%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	1.7%
MFS Mid Cap Value Fund	1.7%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.4%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Value Fund	0.7%
MFS International Growth Fund	0.7%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	12.3%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	8.8%
MFS Limited Maturity Fund	6.2%
MFS Blended Research Mid Cap Equity Fund	5.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Blended Research International Equity Fund	4.7%
MFS Value Fund	3.4%
MFS Blended Research Value Equity Fund	3.4%
MFS Research Fund	3.4%
MFS Blended Research Core Equity Fund	3.4%
MFS Growth Fund	3.4%
MFS Blended Research Growth Equity Fund	3.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Mid Cap Growth Fund	2.6%
MFS Mid Cap Value Fund	2.5%
MFS Global Real Estate Fund	2.4%
MFS Research International Fund	2.4%
MFS Commodity Strategy Fund	2.3%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Value Fund	1.2%
MFS International Growth Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.2%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.4%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Value Equity Fund	7.7%
MFS Blended Research International Equity Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.3%
MFS Blended Research Small Cap Equity Fund	6.3%
MFS Government Securities Fund	6.2%
MFS Total Return Bond Fund	6.1%
MFS High Income Fund	5.0%
MFS Value Fund	4.6%
MFS Growth Fund	4.6%
MFS Blended Research Growth Equity Fund	4.4%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Global Bond Fund	3.9%
MFS Mid Cap Value Fund	3.9%
MFS Global Real Estate Fund	3.4%
MFS Commodity Strategy Fund	3.3%
MFS Research International Fund	3.2%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Value Fund	1.9%
MFS International Growth Fund	1.9%
MFS International New Discovery Fund	1.4%
MFS New Discovery Value Fund	0.8%
MFS New Discovery Fund	0.8%
MFS Emerging Markets Equity Fund	0.2%
MFS Blended Research Emerging Markets Equity Fund	0.2%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Growth Fund	5.6%
MFS Blended Research Growth Equity Fund	5.6%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.2%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.1%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Research International Fund	3.6%
MFS Total Return Bond Fund	2.9%
MFS International Value Fund	2.7%
MFS International Growth Fund	2.7%
MFS Emerging Markets Debt Fund	2.5%
MFS International New Discovery Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.6%
MFS Global Bond Fund	1.6%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.6%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.3%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Value Fund	5.9%
MFS Blended Research Value Equity Fund	5.9%
MFS Growth Fund	5.8%
MFS Blended Research Growth Equity Fund	5.8%
MFS Mid Cap Value Fund	4.8%
MFS Mid Cap Growth Fund	4.8%
MFS Global Real Estate Fund	4.7%
MFS Commodity Strategy Fund	4.7%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Research International Fund	3.8%
MFS International New Discovery Fund	3.4%
MFS Inflation-Adjusted Bond Fund	3.3%
MFS International Value Fund	3.2%
MFS International Growth Fund	3.2%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	1.6%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.1%
MFS Emerging Markets Debt Fund	0.9%
MFS Emerging Markets Equity Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Global Bond Fund	0.6%
MFS Emerging Markets Debt Local Currency Fund	0.6%
Cash & Cash Equivalents (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2060 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Blended Research Value Equity Fund	5.9%
MFS Value Fund	5.9%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.8%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2018 through October 31, 2018

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2018 through October 31, 2018.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.24%	$1,000.00	$990.86	$1.20
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$987.14	$4.96
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$987.14	$4.96
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$992.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$987.16	$4.96
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$989.63	$2.46
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$990.86	$1.20
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$992.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$992.60	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
529A	Actual	0.27%	$1,000.00	$990.67	$1.35
	Hypothetical (h)	0.27%	$1,000.00	$1,023.84	$1.38
529B	Actual	1.02%	$1,000.00	$986.96	$5.11
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
529C	Actual	1.03%	$1,000.00	$987.94	$5.16
	Hypothetical (h)	1.03%	$1,000.00	$1,020.01	$5.24

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.02%, 0.02%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.24%	$1,000.00	$989.24	$1.20
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$985.29	$4.95
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$985.87	$4.96
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$990.84	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$985.32	$4.95
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$988.38	$2.46
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$990.01	$1.20
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$990.84	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$990.83	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.23%	$1,000.00	$985.19	$1.15
	Hypothetical (h)	0.23%	$1,000.00	$1,024.05	$1.17
B	Actual	0.98%	$1,000.00	$981.92	$4.90
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
C	Actual	1.00%	$1,000.00	$981.83	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$986.79	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$981.19	$4.99
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$984.30	$2.50
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$985.17	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$986.80	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$987.58	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.23%	$1,000.00	$979.97	$1.15
	Hypothetical (h)	0.23%	$1,000.00	$1,024.05	$1.17
B	Actual	0.99%	$1,000.00	$976.41	$4.93
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$976.91	$4.93
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$981.35	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$976.50	$4.93
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$979.11	$2.44
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$979.92	$1.20
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$981.36	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$982.01	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2030 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.25%	$1,000.00	$976.04	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$972.40	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$971.63	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$976.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$972.41	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$974.55	$2.49
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$975.39	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$977.52	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$977.54	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2035 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.24%	$1,000.00	$973.75	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$969.81	$4.92
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$969.43	$4.91
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$975.11	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$969.68	$4.92
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$972.29	$2.44
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$973.73	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$974.56	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$975.17	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2040 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.25%	$1,000.00	$972.28	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$968.73	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$968.60	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$973.06	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$968.79	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$970.08	$2.48
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$971.60	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$973.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$973.68	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.25%	$1,000.00	$972.13	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$968.46	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$968.26	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$973.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$968.28	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$970.67	$2.48
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$971.95	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$973.20	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$974.28	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.25%	$1,000.00	$972.17	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$968.16	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$967.93	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$973.48	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$968.67	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$970.70	$2.48
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$972.17	$1.24
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$972.96	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$974.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2060 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.20%	$1,000.00	$972.15	$0.99
	Hypothetical (h)	0.20%	$1,000.00	$1,024.20	$1.02
B	Actual	0.95%	$1,000.00	$968.70	$4.71
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84
C	Actual	0.95%	$1,000.00	$968.67	$4.71
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84
I	Actual	0.00%	$1,000.00	$973.06	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.95%	$1,000.00	$968.72	$4.71
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84
R2	Actual	0.45%	$1,000.00	$971.28	$2.24
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
R3	Actual	0.20%	$1,000.00	$972.15	$0.99
	Hypothetical (h)	0.20%	$1,000.00	$1,024.20	$1.02
R4	Actual	0.00%	$1,000.00	$973.06	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$973.91	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 71.2%
MFS Emerging Markets Debt Fund - Class R6	816,911	$11,208,014
MFS Emerging Markets Debt Local Currency Fund - Class R6	896,422	5,557,817
MFS Global Bond Fund - Class R6	3,328,319	27,957,876
MFS Government Securities Fund - Class R6	6,001,856	56,057,340
MFS High Income Fund - Class R6	5,129,154	16,823,626
MFS Inflation-Adjusted Bond Fund - Class R6	5,682,791	56,032,320
MFS Limited Maturity Fund - Class R6	19,119,723	112,232,775
MFS Total Return Bond Fund - Class R6	10,997,352	112,063,013
		$397,932,781
International Stock Funds - 4.9%
MFS Blended Research International Equity Fund - Class R6	1,267,977	$13,846,312
MFS International Growth Fund - Class R6	87,248	2,772,736
MFS International Value Fund - Class R6	68,379	2,776,848
MFS Research International Fund - Class R6	471,847	8,257,325
		$27,653,221
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6	1,927,102	$10,888,126
MFS Global Real Estate Fund - Class R6	722,716	11,209,324
		$22,097,450
U.S. Stock Funds - 19.7%
MFS Blended Research Core Equity Fund - Class R6	391,676	$11,017,833
MFS Blended Research Growth Equity Fund - Class R6	775,994	10,910,477
MFS Blended Research Mid Cap Equity Fund - Class R6	1,432,214	16,427,493
MFS Blended Research Small Cap Equity Fund - Class R6	401,795	5,452,364
MFS Blended Research Value Equity Fund - Class R6	860,487	11,040,045
MFS Growth Fund - Class R6	105,348	10,999,362
MFS Mid Cap Growth Fund - Class R6	449,691	8,278,819
MFS Mid Cap Value Fund - Class R6	361,241	8,229,073
MFS New Discovery Fund - Class R6	84,743	2,738,033
MFS New Discovery Value Fund - Class R6	180,155	2,720,341
MFS Research Fund - Class R6	254,767	11,041,625
MFS Value Fund - Class R6	287,065	11,146,742
		$110,002,207
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.21% (v)	1,188,299	$1,188,181
Total Investment Companies (Identified Cost, $523,603,960)		$558,873,840

Other Assets, Less Liabilities - (0.0)%		(194,479)
Net Assets - 100.0%		$558,679,361

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 67.4%
MFS Emerging Markets Debt Fund - Class R6	609,105	$8,356,921
MFS Emerging Markets Debt Local Currency Fund - Class R6	778,733	4,828,144
MFS Global Bond Fund - Class R6	2,080,196	17,473,644
MFS Government Securities Fund - Class R6	3,753,806	35,060,553
MFS High Income Fund - Class R6	4,029,992	13,218,375
MFS Inflation-Adjusted Bond Fund - Class R6	3,550,570	35,008,622
MFS Limited Maturity Fund - Class R6	9,639,411	56,583,341
MFS Total Return Bond Fund - Class R6	6,206,635	63,245,607
		$233,775,207
International Stock Funds - 6.0%
MFS Blended Research International Equity Fund - Class R6	966,743	$10,556,831
MFS International Growth Fund - Class R6	74,584	2,370,273
MFS International Value Fund - Class R6	58,585	2,379,167
MFS Research International Fund - Class R6	328,920	5,756,099
		$21,062,370
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6	1,202,688	$6,795,188
MFS Global Real Estate Fund - Class R6	450,805	6,991,991
		$13,787,179
U.S. Stock Funds - 22.6%
MFS Blended Research Core Equity Fund - Class R6	288,808	$8,124,162
MFS Blended Research Growth Equity Fund - Class R6	570,790	8,025,302
MFS Blended Research Mid Cap Equity Fund - Class R6	998,509	11,452,895
MFS Blended Research Small Cap Equity Fund - Class R6	247,530	3,358,984
MFS Blended Research Value Equity Fund - Class R6	636,588	8,167,423
MFS Growth Fund - Class R6	77,306	8,071,516
MFS Mid Cap Growth Fund - Class R6	311,891	5,741,913
MFS Mid Cap Value Fund - Class R6	251,989	5,740,323
MFS New Discovery Fund - Class R6	51,810	1,673,972
MFS New Discovery Value Fund - Class R6	111,111	1,677,772
MFS Research Fund - Class R6	187,830	8,140,555
MFS Value Fund - Class R6	212,138	8,237,333
		$78,412,150
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 2.21% (v)	32,173	$32,169
Total Investment Companies (Identified Cost, $317,082,995)		$347,069,075

Other Assets, Less Liabilities - (0.0)%		(151,181)
Net Assets - 100.0%		$346,917,894

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2025 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 52.3%
MFS Emerging Markets Debt Fund - Class R6	555,395	$7,620,024
MFS Emerging Markets Debt Local Currency Fund - Class R6	815,248	5,054,539
MFS Global Bond Fund - Class R6	1,509,034	12,675,888
MFS Government Securities Fund - Class R6	2,715,069	25,358,747
MFS High Income Fund - Class R6	3,873,489	12,705,042
MFS Inflation-Adjusted Bond Fund - Class R6	2,277,397	22,455,133
MFS Limited Maturity Fund - Class R6	2,663,226	15,633,138
MFS Total Return Bond Fund - Class R6	3,065,733	31,239,816
		$132,742,327
International Stock Funds - 9.9%
MFS Blended Research International Equity Fund - Class R6	1,104,277	$12,058,704
MFS International Growth Fund - Class R6	94,856	3,014,536
MFS International New Discovery Fund - Class R6	29,265	969,824
MFS International Value Fund - Class R6	74,243	3,014,988
MFS Research International Fund - Class R6	344,410	6,027,181
		$25,085,233
Specialty Funds - 4.7%
MFS Commodity Strategy Fund - Class R6	1,052,344	$5,945,742
MFS Global Real Estate Fund - Class R6	388,918	6,032,125
		$11,977,867
U.S. Stock Funds - 32.9%
MFS Blended Research Core Equity Fund - Class R6	304,205	$8,557,296
MFS Blended Research Growth Equity Fund - Class R6	606,541	8,527,961
MFS Blended Research Mid Cap Equity Fund - Class R6	1,135,504	13,024,235
MFS Blended Research Small Cap Equity Fund - Class R6	222,040	3,013,076
MFS Blended Research Value Equity Fund - Class R6	667,206	8,560,259
MFS Growth Fund - Class R6	81,946	8,555,975
MFS Mid Cap Growth Fund - Class R6	353,854	6,514,453
MFS Mid Cap Value Fund - Class R6	285,921	6,513,279
MFS New Discovery Fund - Class R6	46,634	1,506,743
MFS New Discovery Value Fund - Class R6	99,779	1,506,656
MFS Research Fund - Class R6	197,448	8,557,399
MFS Value Fund - Class R6	220,471	8,560,876
		$83,398,208
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.21% (v)	650,657	$650,592
Total Investment Companies (Identified Cost, $236,589,923)		$253,854,227

Other Assets, Less Liabilities - (0.0)%		(70,107)
Net Assets - 100.0%		$253,784,120

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 32.5%
MFS Emerging Markets Debt Fund - Class R6	1,250,217	$17,152,978
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,832,610	11,362,180
MFS Global Bond Fund - Class R6	2,608,638	21,912,557
MFS Government Securities Fund - Class R6	3,757,047	35,090,821
MFS High Income Fund - Class R6	8,715,626	28,587,253
MFS Inflation-Adjusted Bond Fund - Class R6	3,610,703	35,601,534
MFS Total Return Bond Fund - Class R6	3,404,198	34,688,777
		$184,396,100
International Stock Funds - 15.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	87,593	$1,082,652
MFS Blended Research International Equity Fund - Class R6	3,615,101	39,476,899
MFS Emerging Markets Equity Fund - Class R6	34,056	1,087,053
MFS International Growth Fund - Class R6	336,113	10,681,685
MFS International New Discovery Fund - Class R6	236,631	7,841,961
MFS International Value Fund - Class R6	263,345	10,694,421
MFS Research International Fund - Class R6	1,029,649	18,018,861
		$88,883,532
Specialty Funds - 6.7%
MFS Commodity Strategy Fund - Class R6	3,348,162	$18,917,116
MFS Global Real Estate Fund - Class R6	1,247,804	19,353,442
		$38,270,558
U.S. Stock Funds - 45.0%
MFS Blended Research Core Equity Fund - Class R6	804,693	$22,636,007
MFS Blended Research Growth Equity Fund - Class R6	1,825,762	25,670,218
MFS Blended Research Mid Cap Equity Fund - Class R6	3,820,761	43,824,130
MFS Blended Research Small Cap Equity Fund - Class R6	699,755	9,495,679
MFS Blended Research Value Equity Fund - Class R6	2,025,608	25,988,552
MFS Growth Fund - Class R6	247,396	25,830,623
MFS Mid Cap Growth Fund - Class R6	1,191,210	21,930,168
MFS Mid Cap Value Fund - Class R6	961,625	21,905,815
MFS New Discovery Fund - Class R6	146,577	4,735,904
MFS New Discovery Value Fund - Class R6	314,122	4,743,238
MFS Research Fund - Class R6	522,289	22,636,011
MFS Value Fund - Class R6	669,784	26,007,709
		$255,404,054
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 2.21% (v)	683,712	$683,644
Total Investment Companies (Identified Cost, $471,110,659)		$567,637,888

Other Assets, Less Liabilities - (0.0)%		(235,351)
Net Assets - 100.0%		$567,402,537

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2035 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 17.2%
MFS Emerging Markets Debt Fund - Class R6	427,918	$5,871,030
MFS Emerging Markets Debt Local Currency Fund - Class R6	630,514	3,909,188
MFS Global Bond Fund - Class R6	465,074	3,906,619
MFS High Income Fund - Class R6	2,984,242	9,788,313
MFS Inflation-Adjusted Bond Fund - Class R6	1,109,010	10,934,836
MFS Total Return Bond Fund - Class R6	689,139	7,022,330
		$41,432,316
International Stock Funds - 21.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	115,669	$1,429,674
MFS Blended Research International Equity Fund - Class R6	1,982,077	21,644,276
MFS Emerging Markets Equity Fund - Class R6	44,965	1,435,293
MFS International Growth Fund - Class R6	204,158	6,488,149
MFS International New Discovery Fund - Class R6	173,336	5,744,340
MFS International Value Fund - Class R6	159,780	6,488,658
MFS Research International Fund - Class R6	495,152	8,665,164
		$51,895,554
Specialty Funds - 8.3%
MFS Commodity Strategy Fund - Class R6	1,770,694	$10,004,420
MFS Global Real Estate Fund - Class R6	651,949	10,111,727
		$20,116,147
U.S. Stock Funds - 52.9%
MFS Blended Research Core Equity Fund - Class R6	342,672	$9,639,371
MFS Blended Research Growth Equity Fund - Class R6	955,910	13,440,098
MFS Blended Research Mid Cap Equity Fund - Class R6	1,930,927	22,147,732
MFS Blended Research Small Cap Equity Fund - Class R6	372,075	5,049,062
MFS Blended Research Value Equity Fund - Class R6	1,051,445	13,490,044
MFS Growth Fund - Class R6	129,130	13,482,494
MFS Mid Cap Growth Fund - Class R6	601,606	11,075,567
MFS Mid Cap Value Fund - Class R6	486,217	11,076,014
MFS New Discovery Fund - Class R6	78,128	2,524,314
MFS New Discovery Value Fund - Class R6	167,219	2,525,002
MFS Research Fund - Class R6	222,412	9,639,344
MFS Value Fund - Class R6	347,443	13,491,189
		$127,580,231
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.21% (v)	473,281	$473,234
Total Investment Companies (Identified Cost, $213,307,715)		$241,497,482

Other Assets, Less Liabilities - (0.1)%		(268,793)
Net Assets - 100.0%		$241,228,689

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 9.7%
MFS Emerging Markets Debt Fund - Class R6	286,280	$3,927,761
MFS Emerging Markets Debt Local Currency Fund - Class R6	421,005	2,610,233
MFS Global Bond Fund - Class R6	311,129	2,613,488
MFS High Income Fund - Class R6	1,995,698	6,545,888
MFS Inflation-Adjusted Bond Fund - Class R6	1,412,673	13,928,954
MFS Total Return Bond Fund - Class R6	1,110,290	11,313,855
		$40,940,179
International Stock Funds - 25.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	285,406	$3,527,612
MFS Blended Research International Equity Fund - Class R6	3,954,375	43,181,775
MFS Emerging Markets Equity Fund - Class R6	111,088	3,545,933
MFS International Growth Fund - Class R6	423,251	13,450,920
MFS International New Discovery Fund - Class R6	430,469	14,265,730
MFS International Value Fund - Class R6	331,602	13,466,364
MFS Research International Fund - Class R6	924,684	16,181,969
		$107,620,303
Specialty Funds - 9.4%
MFS Commodity Strategy Fund - Class R6	3,502,939	$19,791,605
MFS Global Real Estate Fund - Class R6	1,286,997	19,961,317
		$39,752,922
U.S. Stock Funds - 55.3%
MFS Blended Research Core Equity Fund - Class R6	599,789	$16,872,074
MFS Blended Research Growth Equity Fund - Class R6	1,738,078	24,437,374
MFS Blended Research Mid Cap Equity Fund - Class R6	3,548,859	40,705,413
MFS Blended Research Small Cap Equity Fund - Class R6	722,022	9,797,830
MFS Blended Research Value Equity Fund - Class R6	1,926,250	24,713,786
MFS Growth Fund - Class R6	234,912	24,527,187
MFS Mid Cap Growth Fund - Class R6	1,102,650	20,299,789
MFS Mid Cap Value Fund - Class R6	895,419	20,397,647
MFS New Discovery Fund - Class R6	150,261	4,854,936
MFS New Discovery Value Fund - Class R6	324,442	4,899,069
MFS Research Fund - Class R6	389,237	16,869,544
MFS Value Fund - Class R6	637,055	24,736,859
		$233,111,508
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 2.21% (v)	106,614	$106,603
Total Investment Companies (Identified Cost, $326,269,454)		$421,531,515

Other Assets, Less Liabilities - (0.0)%		(291,067)
Net Assets - 100.0%		$421,240,448

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2045 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	427,304	$4,213,220
MFS Total Return Bond Fund - Class R6	413,328	4,211,805
		$8,425,025
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	134,786	$1,665,957
MFS Blended Research International Equity Fund - Class R6	1,690,625	18,461,628
MFS Emerging Markets Equity Fund - Class R6	52,400	1,672,598
MFS International Growth Fund - Class R6	184,866	5,875,048
MFS International New Discovery Fund - Class R6	202,526	6,711,707
MFS International Value Fund - Class R6	144,672	5,875,153
MFS Research International Fund - Class R6	383,382	6,709,178
		$46,971,269
Specialty Funds - 9.9%
MFS Commodity Strategy Fund - Class R6	1,460,527	$8,251,981
MFS Global Real Estate Fund - Class R6	542,355	8,411,921
		$16,663,902
U.S. Stock Funds - 57.0%
MFS Blended Research Core Equity Fund - Class R6	238,489	$6,708,691
MFS Blended Research Growth Equity Fund - Class R6	712,291	10,014,809
MFS Blended Research Mid Cap Equity Fund - Class R6	1,462,231	16,771,787
MFS Blended Research Small Cap Equity Fund - Class R6	308,910	4,191,913
MFS Blended Research Value Equity Fund - Class R6	785,139	10,073,328
MFS Growth Fund - Class R6	96,368	10,061,820
MFS Mid Cap Growth Fund - Class R6	455,773	8,390,774
MFS Mid Cap Value Fund - Class R6	368,186	8,387,266
MFS New Discovery Fund - Class R6	64,913	2,097,345
MFS New Discovery Value Fund - Class R6	138,946	2,098,084
MFS Research Fund - Class R6	154,787	6,708,487
MFS Value Fund - Class R6	259,434	10,073,821
		$95,578,125
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.21% (v)	334,330	$334,297
Total Investment Companies (Identified Cost, $146,731,397)		$167,972,618

Other Assets, Less Liabilities - (0.1)%		(107,261)
Net Assets - 100.0%		$167,865,357

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2050 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	537,477	$5,299,523
MFS Total Return Bond Fund - Class R6	519,973	5,298,523
		$10,598,046
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	168,904	$2,087,654
MFS Blended Research International Equity Fund - Class R6	2,122,675	23,179,610
MFS Emerging Markets Equity Fund - Class R6	65,740	2,098,429
MFS International Growth Fund - Class R6	232,056	7,374,731
MFS International New Discovery Fund - Class R6	254,226	8,425,066
MFS International Value Fund - Class R6	181,676	7,377,880
MFS Research International Fund - Class R6	481,282	8,422,432
		$58,965,802
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	1,848,038	$10,441,415
MFS Global Real Estate Fund - Class R6	682,143	10,580,033
		$21,021,448
U.S. Stock Funds - 56.9%
MFS Blended Research Core Equity Fund - Class R6	299,539	$8,426,032
MFS Blended Research Growth Equity Fund - Class R6	894,130	12,571,465
MFS Blended Research Mid Cap Equity Fund - Class R6	1,835,671	21,055,145
MFS Blended Research Small Cap Equity Fund - Class R6	386,071	5,238,986
MFS Blended Research Value Equity Fund - Class R6	986,300	12,654,234
MFS Growth Fund - Class R6	121,009	12,634,499
MFS Mid Cap Growth Fund - Class R6	572,115	10,532,635
MFS Mid Cap Value Fund - Class R6	462,079	10,526,155
MFS New Discovery Fund - Class R6	81,203	2,623,669
MFS New Discovery Value Fund - Class R6	173,438	2,618,907
MFS Research Fund - Class R6	194,417	8,426,050
MFS Value Fund - Class R6	325,968	12,657,337
		$119,965,114
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.21% (v)	320,588	$320,556
Total Investment Companies (Identified Cost, $180,419,973)		$210,870,966

Other Assets, Less Liabilities - (0.1)%		(134,557)
Net Assets - 100.0%		$210,736,409

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2055 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	221,088	$2,179,921
MFS Total Return Bond Fund - Class R6	213,852	2,179,154
		$4,359,075
International Stock Funds - 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	70,318	$869,136
MFS Blended Research International Equity Fund - Class R6	875,616	9,561,729
MFS Emerging Markets Equity Fund - Class R6	27,231	869,207
MFS International Growth Fund - Class R6	95,737	3,042,515
MFS International New Discovery Fund - Class R6	104,920	3,477,037
MFS International Value Fund - Class R6	74,919	3,042,469
MFS Research International Fund - Class R6	198,684	3,476,970
		$24,339,063
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	765,145	$4,323,070
MFS Global Real Estate Fund - Class R6	280,257	4,346,784
		$8,669,854
U.S. Stock Funds - 56.9%
MFS Blended Research Core Equity Fund - Class R6	123,601	$3,476,888
MFS Blended Research Growth Equity Fund - Class R6	370,911	5,215,005
MFS Blended Research Mid Cap Equity Fund - Class R6	757,823	8,692,233
MFS Blended Research Small Cap Equity Fund - Class R6	160,132	2,172,988
MFS Blended Research Value Equity Fund - Class R6	406,514	5,215,581
MFS Growth Fund - Class R6	49,953	5,215,642
MFS Mid Cap Growth Fund - Class R6	236,088	4,346,378
MFS Mid Cap Value Fund - Class R6	190,782	4,346,006
MFS New Discovery Fund - Class R6	33,631	1,086,618
MFS New Discovery Value Fund - Class R6	71,961	1,086,618
MFS Research Fund - Class R6	80,224	3,476,895
MFS Value Fund - Class R6	134,318	5,215,551
		$49,546,403
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 2.21% (v)	227,950	$227,927
Total Investment Companies (Identified Cost, $80,718,751)		$87,142,322

Other Assets, Less Liabilities - (0.1)%		(61,638)
Net Assets - 100.0%		$87,080,684

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2060 FUND

Investment Companies (h) - 99.4%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	14,459	$142,566
MFS Total Return Bond Fund - Class R6	13,987	142,529
		$285,095
International Stock Funds - 27.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	4,654	$57,524
MFS Blended Research International Equity Fund - Class R6	57,760	630,738
MFS Emerging Markets Equity Fund - Class R6	1,812	57,822
MFS International Growth Fund - Class R6	6,355	201,971
MFS International New Discovery Fund - Class R6	6,950	230,311
MFS International Value Fund - Class R6	4,957	201,318
MFS Research International Fund - Class R6	13,164	230,370
		$1,610,054
Specialty Funds - 9.8%
MFS Commodity Strategy Fund - Class R6	49,983	$282,403
MFS Global Real Estate Fund - Class R6	18,398	285,357
		$567,760
U.S. Stock Funds - 56.6%
MFS Blended Research Core Equity Fund - Class R6	8,172	$229,874
MFS Blended Research Growth Equity Fund - Class R6	24,608	345,995
MFS Blended Research Mid Cap Equity Fund - Class R6	50,227	576,109
MFS Blended Research Small Cap Equity Fund - Class R6	10,537	142,981
MFS Blended Research Value Equity Fund - Class R6	26,770	343,453
MFS Growth Fund - Class R6	3,338	348,465
MFS Mid Cap Growth Fund - Class R6	15,676	288,603
MFS Mid Cap Value Fund - Class R6	12,557	286,050
MFS New Discovery Fund - Class R6	2,232	72,121
MFS New Discovery Value Fund - Class R6	4,730	71,421
MFS Research Fund - Class R6	5,304	229,875
MFS Value Fund - Class R6	8,833	342,996
		$3,277,943
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.21% (v)	11,695	$11,694
Total Investment Companies (Identified Cost, $5,788,385)		$5,752,546

Other Assets, Less Liabilities - 0.6%		37,065
Net Assets - 100.0%		$5,789,611

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
Lifetime Income Fund	$558,873,840
Lifetime 2020 Fund	347,069,075
Lifetime 2025 Fund	253,854,227
Lifetime 2030 Fund	567,637,888
Lifetime 2035 Fund	241,497,482
Lifetime 2040 Fund	421,531,515
Lifetime 2045 Fund	167,972,618
Lifetime 2050 Fund	210,870,966
Lifetime 2055 Fund	87,142,322
Lifetime 2060 Fund	5,752,546

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/18 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $523,603,960, $317,082,995, $236,589,923, $471,110,659, and $213,307,715, respectively)	$558,873,840	$347,069,075	$253,854,227	$567,637,888	$241,497,482
Receivables for
Investments sold	1,393,465	945,766	1,548,816	1,188,347	2,011,966
Fund shares sold	604,130	151,719	231,287	582,100	738,299
Receivable from investment adviser	111,516	82,729	69,662	117,916	69,414
Other assets	39,515	35,931	37,886	29,020	40,189
Total assets	$561,022,466	$348,285,220	$255,741,878	$569,555,271	$244,357,350

Liabilities
Payables for
Distributions	$31,428	$—	$—	$—	$—
Investments purchased	—	45,356	190,454	180,455	173,882
Fund shares reacquired	1,834,307	968,413	1,491,013	1,466,030	2,671,204
Payable to affiliates
Shareholder servicing costs	410,757	310,314	241,658	458,916	249,094
Distribution and service fees	11,690	4,573	2,050	7,136	2,143
Program manager fee	352	—	—	—	—
Payable for independent Trustees’ compensation	13	10	13	14	12
Accrued expenses and other liabilities	54,558	38,660	32,570	40,183	32,326
Total liabilities	$2,343,105	$1,367,326	$1,957,758	$2,152,734	$3,128,661
Net assets	$558,679,361	$346,917,894	$253,784,120	$567,402,537	$241,228,689

Net assets consist of
Paid-in capital	$529,618,645	$312,249,685	$233,752,442	$465,718,763	$211,310,444
Total distributable earnings (loss)	29,060,716	34,668,209	20,031,678	101,683,774	29,918,245
Net assets	$558,679,361	$346,917,894	$253,784,120	$567,402,537	$241,228,689

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net assets
Class A	$106,154,105	$41,807,600	$17,110,425	$57,145,494	$13,962,997
Class B	10,148,035	3,996,792	1,422,831	8,464,701	1,633,520
Class C	116,085,279	12,399,444	3,802,339	15,071,921	2,399,206
Class I	39,353,939	1,715,508	512,894	2,108,697	675,603
Class R1	3,933,107	4,484,987	1,566,871	7,122,626	2,139,585
Class R2	25,788,943	65,816,305	31,617,346	106,780,641	29,662,847
Class R3	52,817,838	76,512,987	65,807,370	132,176,503	58,258,056
Class R4	50,663,267	87,563,685	96,534,204	151,249,705	103,342,352
Class R6	24,844,648	52,620,586	35,409,840	87,282,249	29,154,523
Class 529A	90,367,960	—	—	—	—
Class 529B	4,026,964	—	—	—	—
Class 529C	34,495,276	—	—	—	—
Total net assets	$558,679,361	$346,917,894	$253,784,120	$567,402,537	$241,228,689

Shares of beneficial interest outstanding
Class A	8,823,033	3,247,742	1,353,785	3,767,626	979,324
Class B	843,400	313,899	113,908	568,217	115,959
Class C	9,651,501	987,596	305,860	1,017,961	170,831
Class I	3,270,024	132,174	40,379	138,211	47,242
Class R1	326,561	351,652	125,112	476,219	151,754
Class R2	2,142,677	5,159,230	2,520,766	7,120,369	2,093,596
Class R3	4,389,781	5,941,642	5,212,696	8,736,486	4,082,177
Class R4	4,211,261	6,748,477	7,594,872	9,902,241	7,202,858
Class R6	2,058,939	4,056,197	2,783,578	5,710,755	2,029,675
Class 529A	9,148,814	—	—	—	—
Class 529B	407,697	—	—	—	—
Class 529C	3,493,152	—	—	—	—
Total shares of beneficial interest outstanding	48,766,840	26,938,609	20,050,956	37,438,085	16,873,416

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.03	$12.87	$12.64	$15.17	$14.26
Offering price per share (100 / 95.75 × net asset value per share)	$12.56	$—	$—	$—	$—
Offering price per share (100 / 94.25 × net asset value per share)	$—	$13.66	$13.41	$16.10	$15.13

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.03	$12.73	$12.49	$14.90	$14.09

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.03	$12.56	$12.43	$14.81	$14.04

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.03	$12.98	$12.70	$15.26	$14.30

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.04	$12.75	$12.52	$14.96	$14.10

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.04	$12.76	$12.54	$15.00	$14.17

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.03	$12.88	$12.62	$15.13	$14.27

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.03	$12.98	$12.71	$15.27	$14.35

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.07	$12.97	$12.72	$15.28	$14.36

Class 529A shares
Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.88	$—	$—	$—	$—
Offering price per share (100 / 95.75 × net asset value per share)	$10.32	$—	$—	$—	$—

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$9.88	$—	$—	$—	$—

Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$9.88	$—	$—	$—	$—

On sales of $100,000 or more, the maximum offering price of Class A and Class 529A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 10/31/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $326,269,454, $146,731,397, $180,419,973, $80,718,751, and $5,788,385, respectively)	$421,531,515	$167,972,618	$210,870,966	$87,142,322	$5,752,546
Receivables for
Investments sold	1,705,354	686,040	808,559	1,173,732	—
Fund shares sold	434,127	574,124	480,832	443,234	38,742
Receivable from investment adviser	97,046	58,771	65,450	48,646	22,202
Other assets	38,539	38,707	41,151	39,026	38,745
Total assets	$423,806,581	$169,330,260	$212,266,958	$88,846,960	$5,852,235

Liabilities
Payables for
Investments purchased	$36,829	$247,909	$284,768	$259,953	$30,258
Fund shares reacquired	2,105,249	995,916	997,471	1,361,538	10,497
Payable to affiliates
Shareholder servicing costs	379,831	188,185	211,342	112,942	2,991
Distribution and service fees	4,797	1,399	2,342	978	57
Payable for independent Trustees’ compensation	15	11	12	15	12
Accrued expenses and other liabilities	39,412	31,483	34,614	30,850	18,809
Total liabilities	$2,566,133	$1,464,903	$1,530,549	$1,766,276	$62,624
Net assets	$421,240,448	$167,865,357	$210,736,409	$87,080,684	$5,789,611

Net assets consist of
Paid-in capital	$322,785,767	$146,009,089	$180,497,463	$80,751,232	$5,817,531
Total distributable earnings (loss)	98,454,681	21,856,268	30,238,946	6,329,452	(27,920)
Net assets	$421,240,448	$167,865,357	$210,736,409	$87,080,684	$5,789,611

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net assets
Class A	$32,802,281	$7,046,985	$11,386,259	$4,529,169	$572,438
Class B	4,606,310	857,257	1,405,802	508,577	101,137
Class C	10,496,672	2,011,421	2,858,792	1,868,524	149,229
Class I	1,633,180	184,473	514,396	121,739	59,959
Class R1	4,636,233	1,409,078	1,237,523	1,077,078	58,833
Class R2	80,214,687	18,017,533	46,404,955	15,309,716	485,578
Class R3	81,722,644	42,647,489	46,734,760	22,474,604	1,453,277
Class R4	146,724,922	77,994,920	73,540,264	31,265,134	745,402
Class R6	58,403,519	17,696,201	26,653,658	9,926,143	2,163,758
Total net assets	$421,240,448	$167,865,357	$210,736,409	$87,080,684	$5,789,611

Shares of beneficial interest outstanding
Class A	2,057,208	478,543	640,065	301,519	49,686
Class B	292,674	58,888	80,354	34,138	8,834
Class C	675,388	138,721	164,408	126,321	13,044
Class I	101,716	12,453	28,900	8,090	5,186
Class R1	295,779	96,607	71,141	72,602	5,135
Class R2	5,079,589	1,234,542	2,646,263	1,026,477	42,221
Class R3	5,128,108	2,898,331	2,644,976	1,496,392	126,158
Class R4	9,117,905	5,272,375	4,134,310	2,069,272	64,497
Class R6	3,626,711	1,195,332	1,497,714	656,031	187,017
Total shares of beneficial interest outstanding	26,375,078	11,385,792	11,908,131	5,790,842	501,778

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$15.95	$14.73	$17.79	$15.02	$11.52
Offering price per share (100 / 94.25 × net asset value per share)	$16.92	$15.63	$18.88	$15.94	$12.22

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.74	$14.56	$17.50	$14.90	$11.45

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.54	$14.50	$17.39	$14.79	$11.44

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.06	$14.81	$17.80	$15.05	$11.56

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.67	$14.59	$17.40	$14.84	$11.46

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.79	$14.59	$17.54	$14.91	$11.50

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.94	$14.71	$17.67	$15.02	$11.52

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.09	$14.79	$17.79	$15.11	$11.56

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.10	$14.80	$17.80	$15.13	$11.57

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/18 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net investment income (loss)
Dividends from affiliated issuers	$6,147,965	$3,748,731	$2,233,307	$3,660,913	$1,007,978
Excess expense reimbursement from investment adviser	17,201	39,083	26,280	65,777	21,113
Total investment income	$6,165,166	$3,787,814	$2,259,587	$3,726,690	$1,029,091
Expenses
Distribution and service fees	$1,282,802	$453,061	$231,523	$705,172	$214,858
Shareholder servicing costs	412,758	267,957	205,662	405,700	217,069
Program manager fees	31,365	—	—	—	—
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	7,032	4,182	4,094	7,045	4,086
Custodian fee	11,985	5,613	4,575	7,227	4,497
Shareholder communications	20,810	10,052	8,224	11,936	8,828
Audit and tax fees	19,014	18,188	17,776	18,206	17,772
Legal fees	2,621	1,715	1,080	2,530	1,052
Registration fees	71,080	69,561	65,502	81,693	65,062
Miscellaneous	16,113	13,529	12,393	15,029	12,264
Total expenses	$1,884,403	$852,681	$559,652	$1,263,361	$554,311
Reduction of expenses by investment adviser and distributor	(601,954)	(412,932)	(332,516)	(580,303)	(339,365)
Net expenses	$1,282,449	$439,749	$227,136	$683,058	$214,946
Net investment income (loss)	$4,882,717	$3,348,065	$2,032,451	$3,043,632	$814,145

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$1,886,900	$3,052,479	$(34,103)	$2,506,599	$(387,209)
Capital gain distributions from affiliated issuers	52,946	36,048	32,268	105,033	52,906
Net realized gain (loss)	$1,939,846	$3,088,527	$(1,835)	$2,611,632	$(334,303)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(12,445,749)	$(10,004,072)	$(6,144,450)	$(17,439,256)	$(7,021,813)
Net realized and unrealized gain (loss)	$(10,505,903)	$(6,915,545)	$(6,146,285)	$(14,827,624)	$(7,356,116)
Change in net assets from operations	$(5,623,186)	$(3,567,480)	$(4,113,834)	$(11,783,992)	$(6,541,971)

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 10/31/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net investment income (loss)
Dividends from affiliated issuers	$1,106,880	$283,550	$356,261	$145,579	$7,600
Excess expense reimbursement from investment adviser	44,262	13,040	18,722	7,666	1,377
Total investment income	$1,151,142	$296,590	$374,983	$153,245	$8,977
Expenses
Distribution and service fees	$482,845	$141,857	$229,728	$96,955	$4,513
Shareholder servicing costs	333,131	176,138	209,054	130,692	6,799
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	4,263	2,082	2,139	1,258	527
Custodian fee	6,113	3,976	4,343	3,315	2,709
Shareholder communications	11,624	8,841	10,583	9,811	1,866
Audit and tax fees	18,188	17,763	17,862	17,751	14,168
Legal fees	1,961	713	866	299	11
Registration fees	67,934	63,502	64,577	62,039	59,682
Miscellaneous	13,917	11,709	12,026	10,894	9,915
Total expenses	$948,799	$435,404	$560,001	$341,837	$109,013
Reduction of expenses by investment adviser and distributor	(477,218)	(293,348)	(330,102)	(244,744)	(105,130)
Net expenses	$471,581	$142,056	$229,899	$97,093	$3,883
Net investment income (loss)	$679,561	$154,534	$145,084	$56,152	$5,094

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$1,368,854	$(234,152)	$(20,550)	$(333,496)	$(11,857)
Capital gain distributions from affiliated issuers	104,638	42,786	54,244	21,714	1,105
Net realized gain (loss)	$1,473,492	$(191,366)	$33,694	$(311,782)	$(10,752)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(13,886,911)	$(5,173,170)	$(6,512,776)	$(2,646,811)	$(212,168)
Net realized and unrealized gain (loss)	$(12,413,419)	$(5,364,536)	$(6,479,082)	$(2,958,593)	$(222,920)
Change in net assets from operations	$(11,733,858)	$(5,210,002)	$(6,333,998)	$(2,902,441)	$(217,826)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/18 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$4,882,717	$3,348,065	$2,032,451	$3,043,632	$814,145
Net realized gain (loss)	1,939,846	3,088,527	(1,835)	2,611,632	(334,303)
Net unrealized gain (loss)	(12,445,749)	(10,004,072)	(6,144,450)	(17,439,256)	(7,021,813)
Change in net assets from operations	$(5,623,186)	$(3,567,480)	$(4,113,834)	$(11,783,992)	$(6,541,971)
Total distributions declared to shareholders (a)	$(4,530,748)	$—	$—	$—	$—
Change in net assets from fund share transactions	$389,614	$(9,255,835)	$20,869,797	$13,159,045	$20,989,159
Total change in net assets	$(9,764,320)	$(12,823,315)	$16,755,963	$1,375,053	$14,447,188

Net assets
At beginning of period	568,443,681	359,741,209	237,028,157	566,027,484	226,781,501
At end of period (b)	$558,679,361	$346,917,894	$253,784,120	$567,402,537	$241,228,689

Six months ended 10/31/18 (unaudited)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$679,561	$154,534	$145,084	$56,152	$5,094
Net realized gain (loss)	1,473,492	(191,366)	33,694	(311,782)	(10,752)
Net unrealized gain (loss)	(13,886,911)	(5,173,170)	(6,512,776)	(2,646,811)	(212,168)
Change in net assets from operations	$(11,733,858)	$(5,210,002)	$(6,333,998)	$(2,902,441)	$(217,826)
Change in net assets from fund share transactions	$4,674,180	$11,643,186	$10,104,912	$10,508,793	$2,420,856
Total change in net assets	$(7,059,678)	$6,433,184	$3,770,914	$7,606,352	$2,203,030

Net assets
At beginning of period	428,300,126	161,432,173	206,965,495	79,474,332	3,586,581
At end of period (b)	$421,240,448	$167,865,357	$210,736,409	$87,080,684	$5,789,611

(a)	Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2.
(b)	Disclosure of accumulated undistributed (distributions in excess of) net investment income is no longer required. See Note 2.

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/18	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$12,248,558	$9,053,361	$6,104,821	$12,916,023	$5,412,821
Net realized gain (loss)	9,149,037	10,737,310	3,814,032	14,091,381	4,378,744
Net unrealized gain (loss)	1,647,472	306,667	7,735,241	27,519,285	15,838,114
Change in net assets from operations	$23,045,067	$20,097,338	$17,654,094	$54,526,689	$25,629,679

Distributions declared to shareholders
From net investment income	$(11,725,110)	$(9,447,696)	$(6,035,032)	$(12,700,078)	$(5,350,080)
From net realized gain	(7,262,985)	(5,976,014)	(1,273,636)	(6,963,252)	(1,412,067)
Total distributions declared to shareholders	$(18,988,095)	$(15,423,710)	$(7,308,668)	$(19,663,330)	$(6,762,147)
Change in net assets from fund share transactions	$(62,694,772)	$(41,708,495)	$(1,214,603)	$4,246,793	$8,153,171
Total change in net assets	$(58,637,800)	$(37,034,867)	$9,130,823	$39,110,152	$27,020,703

Net assets
At beginning of period	627,081,481	396,776,076	227,897,334	526,917,332	199,760,798
At end of period	$568,443,681	$359,741,209	$237,028,157	$566,027,484	$226,781,501
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(59,485)	$1,735,424	$935,857	$1,363,169	$310,762

Year ended 4/30/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$9,182,515	$3,461,400	$3,972,055	$1,373,717	$41,636
Net realized gain (loss)	12,410,987	2,729,112	2,395,401	789,950	17,911
Net unrealized gain (loss)	31,575,253	12,922,254	16,460,846	5,111,584	117,954
Change in net assets from operations	$53,168,755	$19,112,766	$22,828,302	$7,275,251	$177,501

Distributions declared to shareholders
From net investment income	$(9,137,025)	$(3,460,011)	$(3,975,024)	$(1,373,041)	$(42,050)
From net realized gain	(4,594,684)	(1,046,064)	(1,503,192)	(325,232)	(10,550)
Total distributions declared to shareholders	$(13,731,709)	$(4,506,075)	$(5,478,216)	$(1,698,273)	$(52,600)
Change in net assets from fund share transactions	$(15,042,496)	$14,561,368	$28,440,187	$27,743,129	$2,439,339
Total change in net assets	$24,394,550	$29,168,059	$45,790,273	$33,320,107	$2,564,240

Net assets
At beginning of period	403,905,576	132,264,114	161,175,222	46,154,225	1,022,341
At end of period	$428,300,126	$161,432,173	$206,965,495	$79,474,332	$3,586,581
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$163,816	$8,964	$(2,969)	$1,066	$34

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class A	(unaudited)
Net asset value, beginning of period	$12.25		$12.20	$12.08	$12.29	$12.15	$11.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.27	$0.21	$0.18	$0.21	$0.23
Net realized and unrealized gain (loss)	(0.23)		0.20	0.39	(0.11)	0.22	0.22
Total from investment operations	$(0.11)		$0.47	$0.60	$0.07	$0.43	$0.45

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.27)	$(0.24)	$(0.19)	$(0.22)	$(0.25)
From net realized gain	—		(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.11)		$(0.42)	$(0.48)	$(0.28)	$(0.29)	$(0.27)
Net asset value, end of period (x)	$12.03		$12.25	$12.20	$12.08	$12.29	$12.15
Total return (%) (r)(s)(t)(x)	(0.91	)(n)	3.84	5.09	0.58	3.66	3.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.45	0.46	0.38	0.39	0.39
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.89	(a)	2.19	1.74	1.54	1.68	1.95
Portfolio turnover	5	(n)	11	25	10	14	10
Net assets at end of period (000 omitted)	$106,154		$108,482	$115,872	$120,810	$126,212	$108,202

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class B	(unaudited)
Net asset value, beginning of period	$12.25		$12.20	$12.08	$12.29	$12.15	$11.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.17	$0.12	$0.09	$0.11	$0.15
Net realized and unrealized gain (loss)	(0.23)		0.21	0.39	(0.11)	0.23	0.21
Total from investment operations	$(0.16)		$0.38	$0.51	$(0.02)	$0.34	$0.36

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.18)	$(0.15)	$(0.10)	$(0.13)	$(0.16)
From net realized gain	—		(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.06)		$(0.33)	$(0.39)	$(0.19)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$12.03		$12.25	$12.20	$12.08	$12.29	$12.15
Total return (%) (r)(s)(t)(x)	(1.29	)(n)	3.07	4.31	(0.16)	2.89	3.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.20	1.21	1.13	1.14	1.14
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.14	(a)	1.40	0.98	0.79	0.93	1.22
Portfolio turnover	5	(n)	11	25	10	14	10
Net assets at end of period (000 omitted)	$10,148		$11,818	$15,801	$18,088	$20,720	$18,577

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class C	(unaudited)
Net asset value, beginning of period	$12.25		$12.19	$12.08	$12.29	$12.15	$11.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.18	$0.12	$0.09	$0.11	$0.15
Net realized and unrealized gain (loss)	(0.23)		0.21	0.38	(0.11)	0.23	0.21
Total from investment operations	$(0.16)		$0.39	$0.50	$(0.02)	$0.34	$0.36

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.18)	$(0.15)	$(0.10)	$(0.13)	$(0.16)
From net realized gain	—		(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.06)		$(0.33)	$(0.39)	$(0.19)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$12.03		$12.25	$12.19	$12.08	$12.29	$12.15
Total return (%) (r)(s)(t)(x)	(1.29	)(n)	3.15	4.22	(0.16)	2.89	3.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.20	1.21	1.13	1.14	1.14
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.14	(a)	1.43	0.98	0.79	0.93	1.22
Portfolio turnover	5	(n)	11	25	10	14	10
Net assets at end of period (000 omitted)	$116,085		$128,791	$147,518	$153,472	$162,868	$129,848

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class I	(unaudited)
Net asset value, beginning of period	$12.25		$12.20	$12.08	$12.30	$12.15	$11.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.31	$0.24	$0.21	$0.23	$0.27
Net realized and unrealized gain (loss)	(0.22)		0.19	0.39	(0.12)	0.25	0.20
Total from investment operations	$(0.09)		$0.50	$0.63	$0.09	$0.48	$0.47

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.27)	$(0.22)	$(0.26)	$(0.28)
From net realized gain	—		(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.13)		$(0.45)	$(0.51)	$(0.31)	$(0.33)	$(0.30)
Net asset value, end of period (x)	$12.03		$12.25	$12.20	$12.08	$12.30	$12.15
Total return (%) (r)(s)(t)(x)	(0.79	)(n)	4.10	5.35	0.75	4.00	3.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	(a)	0.20	0.21	0.13	0.14	0.14
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.15	(a)	2.46	1.98	1.76	1.92	2.23
Portfolio turnover	5	(n)	11	25	10	14	10
Net assets at end of period (000 omitted)	$39,354		$32,496	$32,683	$26,134	$29,661	$26,507

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R1	(unaudited)
Net asset value, beginning of period	$12.26		$12.21	$12.09	$12.30	$12.16	$11.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.18	$0.12	$0.10	$0.12	$0.15
Net realized and unrealized gain (loss)	(0.23)		0.20	0.39	(0.12)	0.22	0.21
Total from investment operations	$(0.16)		$0.38	$0.51	$(0.02)	$0.34	$0.36

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.18)	$(0.15)	$(0.10)	$(0.13)	$(0.16)
From net realized gain	—		(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.06)		$(0.33)	$(0.39)	$(0.19)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$12.04		$12.26	$12.21	$12.09	$12.30	$12.16
Total return (%) (r)(s)(t)(x)	(1.28	)(n)	3.06	4.31	(0.16)	2.88	3.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.20	1.21	1.13	1.14	1.14
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.14	(a)	1.42	0.96	0.79	0.95	1.22
Portfolio turnover	5	(n)	11	25	10	14	10
Net assets at end of period (000 omitted)	$3,933		$4,344	$4,453	$5,332	$5,606	$2,368

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R2	(unaudited)
Net asset value, beginning of period	$12.26		$12.20	$12.08	$12.30	$12.16	$11.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.24	$0.18	$0.16	$0.18	$0.21
Net realized and unrealized gain (loss)	(0.23)		0.21	0.39	(0.13)	0.22	0.21
Total from investment operations	$(0.13)		$0.45	$0.57	$0.03	$0.40	$0.42

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.24)	$(0.21)	$(0.16)	$(0.19)	$(0.22)
From net realized gain	—		(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.09)		$(0.39)	$(0.45)	$(0.25)	$(0.26)	$(0.24)
Net asset value, end of period (x)	$12.04		$12.26	$12.20	$12.08	$12.30	$12.16
Total return (%) (r)(s)(t)(x)	(1.04	)(n)	3.67	4.83	0.25	3.40	3.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	(a)	0.70	0.71	0.63	0.64	0.64
Expenses after expense reductions (f)(h)	0.49	(a)	0.49	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.64	(a)	1.91	1.49	1.32	1.46	1.72
Portfolio turnover	5	(n)	11	25	10	14	10
Net assets at end of period (000 omitted)	$25,789		$27,110	$31,542	$24,621	$28,528	$7,506

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R3	(unaudited)
Net asset value, beginning of period	$12.25		$12.20	$12.08	$12.30	$12.15	$11.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.27	$0.21	$0.17	$0.21	$0.23
Net realized and unrealized gain (loss)	(0.23)		0.20	0.39	(0.11)	0.23	0.22
Total from investment operations	$(0.11)		$0.47	$0.60	$0.06	$0.44	$0.45

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.27)	$(0.24)	$(0.19)	$(0.22)	$(0.25)
From net realized gain	—		(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.11)		$(0.42)	$(0.48)	$(0.28)	$(0.29)	$(0.27)
Net asset value, end of period (x)	$12.03		$12.25	$12.20	$12.08	$12.30	$12.15
Total return (%) (r)(s)(t)(x)	(0.91	)(n)	3.84	5.09	0.50	3.74	3.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.45	0.47	0.38	0.39	0.39
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.89	(a)	2.21	1.74	1.46	1.68	1.96
Portfolio turnover	5	(n)	11	25	10	14	10
Net assets at end of period (000 omitted)	$52,818		$54,156	$49,628	$33,728	$25,641	$14,526

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R4	(unaudited)
Net asset value, beginning of period	$12.25		$12.20	$12.08	$12.30	$12.16	$11.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.31	$0.24	$0.21	$0.24	$0.27
Net realized and unrealized gain (loss)	(0.22)		0.19	0.39	(0.12)	0.23	0.21
Total from investment operations	$(0.09)		$0.50	$0.63	$0.09	$0.47	$0.48

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.27)	$(0.22)	$(0.26)	$(0.28)
From net realized gain	—		(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.13)		$(0.45)	$(0.51)	$(0.31)	$(0.33)	$(0.30)
Net asset value, end of period (x)	$12.03		$12.25	$12.20	$12.08	$12.30	$12.16
Total return (%) (r)(s)(t)(x)	(0.79	)(n)	4.10	5.35	0.75	3.92	4.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	(a)	0.21	0.21	0.13	0.14	0.14
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.14	(a)	2.51	2.01	1.78	1.93	2.22
Portfolio turnover	5	(n)	11	25	10	14	10
Net assets at end of period (000 omitted)	$50,663		$52,790	$112,472	$83,522	$75,336	$33,109

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

				Six months ended 10/31/18		Year ended
						4/30/18	4/30/17 (i)
Class R6				(unaudited)
Net asset value, beginning of period				$12.29		$12.23	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)				$0.14		$0.35	$0.11
Net realized and unrealized gain (loss)				(0.23)		0.17	0.21
Total from investment operations				$(0.09)		$0.52	$0.32

Less distributions declared to shareholders
From net investment income				$(0.13)		$(0.31)	$(0.22)
From net realized gain				—		(0.15)	(0.24)
Total distributions declared to shareholders				$(0.13)		$(0.46)	$(0.46)
Net asset value, end of period (x)				$12.07		$12.29	$12.23
Total return (%) (r)(s)(t)(x)				(0.74	)(n)	4.28	2.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)				0.11	(a)	0.10	0.21	(a)
Expenses after expense reductions (f)(h)				0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)				2.23	(a)	2.83	1.34	(a)
Portfolio turnover				5	(n)	11	25
Net assets at end of period (000 omitted)				$24,845		$26,728	$6,775

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17		4/30/16	4/30/15 (i)
Class 529A	(unaudited)
Net asset value, beginning of period	$10.06		$10.04	$9.98		$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.22	$0.17		$0.15	$0.02
Net realized and unrealized gain (loss)	(0.18)		0.17	0.32		(0.10)	0.19
Total from investment operations	$(0.09)		$0.39	$0.49		$0.05	$0.21

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.22)	$(0.19)		$(0.15)	$(0.04)
From net realized gain	—		(0.15)	(0.24)		(0.09)	—
Total distributions declared to shareholders	$(0.09)		$(0.37)	$(0.43)		$(0.24)	$(0.04)
Net asset value, end of period (x)	$9.88		$10.06	$10.04		$9.98	$10.17
Total return (%) (r)(s)(t)(x)	(0.93	)(n)	3.84	5.08		0.53	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	(a)	0.53	0.56		0.48	0.53	(a)
Expenses after expense reductions (f)(h)	0.27	(a)	0.28	0.29		0.29	0.30	(a)
Net investment income (loss) (l)	1.86	(a)	2.16	1.70		1.48	0.70	(a)
Portfolio turnover	5	(n)	11	25		10	14
Net assets at end of period (000 omitted)	$90,368		$83,713	$73,448		$52,434	$47,993

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15 (i)
Class 529B	(unaudited)
Net asset value, beginning of period	$10.06		$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.14	$0.10	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.19)		0.17	0.32	(0.10)	0.18
Total from investment operations	$(0.13)		$0.31	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)	$(0.12)	$(0.07)	$(0.01)
From net realized gain	—		(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.05)		$(0.29)	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$9.88		$10.06	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	(1.30	)(n)	3.07	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.28	1.31	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.04	1.05	1.04	1.04	(a)
Net investment income (loss) (l)	1.11	(a)	1.36	0.96	0.73	(0.05	)(a)
Portfolio turnover	5	(n)	11	25	10	14
Net assets at end of period (000 omitted)	$4,027		$3,975	$4,722	$3,456	$3,428

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15 (i)
Class 529C	(unaudited)
Net asset value, beginning of period	$10.05		$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.14	$0.09	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.18)		0.16	0.33	(0.10)	0.18
Total from investment operations	$(0.12)		$0.30	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)	$(0.12)	$(0.07)	$(0.01)
From net realized gain	—		(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.05)		$(0.29)	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$9.88		$10.05	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	(1.21	)(n)	2.97	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.28	1.31	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.03	(a)	1.04	1.05	1.04	1.05	(a)
Net investment income (loss) (l)	1.10	(a)	1.40	0.94	0.74	(0.05	)(a)
Portfolio turnover	5	(n)	11	25	10	14
Net assets at end of period (000 omitted)	$34,495		$34,039	$32,166	$26,047	$23,987

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)

For Class 529A, Class 529B, Class 529C, and Class R6, the period is from the class inception, January 8, 2015 (Classes 529A, 529B, and 529C) and August 29, 2016 (Class R6), respectively, through the stated period end.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class A	(unaudited)
Net asset value, beginning of period	$13.01		$12.94	$13.08	$13.52	$13.16	$12.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.29	$0.23	$0.20	$0.22	$0.25
Net realized and unrealized gain (loss)	(0.26)		0.35	0.60	(0.18)	0.40	0.64
Total from investment operations	$(0.14)		$0.64	$0.83	$0.02	$0.62	$0.89

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.21)	$(0.23)	$(0.26)	$(0.22)
From net realized gain	—		(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.57)	$(0.97)	$(0.46)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$12.87		$13.01	$12.94	$13.08	$13.52	$13.16
Total return (%) (r)(s)(t)(x)	(1.08	)(n)	4.94	6.60	0.20	4.76	7.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.48	0.48	0.40	0.42	0.40
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.83	(a)	2.22	1.73	1.52	1.62	1.96
Portfolio turnover	7	(n)	19	35	11	18	12
Net assets at end of period (000 omitted)	$41,808		$46,580	$50,239	$46,171	$45,846	$55,682

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class B	(unaudited)
Net asset value, beginning of period	$12.92		$12.84	$12.98	$13.41	$13.06	$12.40

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.19	$0.13	$0.10	$0.12	$0.14
Net realized and unrealized gain (loss)	(0.26)		0.35	0.59	(0.17)	0.39	0.64
Total from investment operations	$(0.19)		$0.54	$0.72	$(0.07)	$0.51	$0.78

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.10)	$(0.13)	$(0.16)	$(0.12)
From net realized gain	—		(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.86)	$(0.36)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$12.73		$12.92	$12.84	$12.98	$13.41	$13.06
Total return (%) (r)(s)(t)(x)	(1.47	)(n)	4.21	5.75	(0.49)	3.96	6.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.23	1.22	1.15	1.17	1.15
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.07	(a)	1.46	0.99	0.77	0.93	1.12
Portfolio turnover	7	(n)	19	35	11	18	12
Net assets at end of period (000 omitted)	$3,997		$4,420	$5,425	$6,376	$6,605	$7,055

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class C	(unaudited)
Net asset value, beginning of period	$12.74		$12.67	$12.83	$13.26	$12.92	$12.27

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.19	$0.13	$0.10	$0.12	$0.14
Net realized and unrealized gain (loss)	(0.25)		0.34	0.58	(0.18)	0.39	0.64
Total from investment operations	$(0.18)		$0.53	$0.71	$(0.08)	$0.51	$0.78

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.11)	$(0.12)	$(0.17)	$(0.13)
From net realized gain	—		(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.87)	$(0.35)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$12.56		$12.74	$12.67	$12.83	$13.26	$12.92
Total return (%) (r)(s)(t)(x)	(1.41	)(n)	4.20	5.76	(0.53)	3.97	6.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.23	1.23	1.15	1.17	1.15
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.07	(a)	1.47	0.98	0.76	0.92	1.13
Portfolio turnover	7	(n)	19	35	11	18	12
Net assets at end of period (000 omitted)	$12,399		$13,178	$16,629	$17,196	$18,428	$18,515

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class I	(unaudited)
Net asset value, beginning of period	$13.10		$13.03	$13.16	$13.60	$13.24	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.33	$0.30	$0.23	$0.26	$0.27
Net realized and unrealized gain (loss)	(0.26)		0.35	0.57	(0.18)	0.40	0.66
Total from investment operations	$(0.12)		$0.68	$0.87	$0.05	$0.66	$0.93

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.24)	$(0.26)	$(0.30)	$(0.25)
From net realized gain	—		(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.61)	$(1.00)	$(0.49)	$(0.30)	$(0.25)
Net asset value, end of period (x)	$12.98		$13.10	$13.03	$13.16	$13.60	$13.24
Total return (%) (r)(s)(t)(x)	(0.92	)(n)	5.19	6.91	0.45	5.03	7.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.23	0.21	0.15	0.17	0.15
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.07	(a)	2.50	2.25	1.78	1.93	2.10
Portfolio turnover	7	(n)	19	35	11	18	12
Net assets at end of period (000 omitted)	$1,716		$1,742	$1,631	$4,466	$7,312	$2,916

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R1	(unaudited)
Net asset value, beginning of period	$12.94		$12.88	$13.00	$13.42	$13.06	$12.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.20	$0.12	$0.10	$0.12	$0.14
Net realized and unrealized gain (loss)	(0.26)		0.34	0.60	(0.18)	0.40	0.64
Total from investment operations	$(0.19)		$0.54	$0.72	$(0.08)	$0.52	$0.78

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.08)	$(0.11)	$(0.16)	$(0.11)
From net realized gain	—		(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.48)	$(0.84)	$(0.34)	$(0.16)	$(0.11)
Net asset value, end of period (x)	$12.75		$12.94	$12.88	$13.00	$13.42	$13.06
Total return (%) (r)(s)(t)(x)	(1.47	)(n)	4.19	5.73	(0.54)	3.99	6.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.23	1.22	1.15	1.17	1.15
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.08	(a)	1.49	0.95	0.78	0.93	1.12
Portfolio turnover	7	(n)	19	35	11	18	12
Net assets at end of period (000 omitted)	$4,485		$4,587	$4,355	$4,794	$6,357	$7,494

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R2	(unaudited)
Net asset value, beginning of period	$12.91		$12.84	$13.00	$13.43	$13.08	$12.42

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.26	$0.19	$0.17	$0.19	$0.21
Net realized and unrealized gain (loss)	(0.25)		0.35	0.59	(0.18)	0.39	0.64
Total from investment operations	$(0.15)		$0.61	$0.78	$(0.01)	$0.58	$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.18)	$(0.19)	$(0.23)	$(0.19)
From net realized gain	—		(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.54)	$(0.94)	$(0.42)	$(0.23)	$(0.19)
Net asset value, end of period (x)	$12.76		$12.91	$12.84	$13.00	$13.43	$13.08
Total return (%) (r)(s)(t)(x)	(1.16	)(n)	4.73	6.26	0.01	4.48	6.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	0.73	0.73	0.65	0.67	0.65
Expenses after expense reductions (f)(h)	0.49	(a)	0.49	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.57	(a)	1.97	1.49	1.28	1.42	1.63
Portfolio turnover	7	(n)	19	35	11	18	12
Net assets at end of period (000 omitted)	$65,816		$72,233	$76,217	$63,116	$68,263	$71,178
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R3	(unaudited)
Net asset value, beginning of period	$13.01		$12.95	$13.09	$13.53	$13.18	$12.50

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.30	$0.22	$0.19	$0.22	$0.24
Net realized and unrealized gain (loss)	(0.25)		0.34	0.61	(0.17)	0.40	0.66
Total from investment operations	$(0.13)		$0.64	$0.83	$0.02	$0.62	$0.90

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.21)	$(0.23)	$(0.27)	$(0.22)
From net realized gain	—		(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.58)	$(0.97)	$(0.46)	$(0.27)	$(0.22)
Net asset value, end of period (x)	$12.88		$13.01	$12.95	$13.09	$13.53	$13.18
Total return (%) (r)(s)(t)(x)	(1.00	)(n)	4.90	6.59	0.20	4.72	7.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.48	0.48	0.40	0.42	0.40
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.82	(a)	2.24	1.71	1.45	1.67	1.86
Portfolio turnover	7	(n)	19	35	11	18	12
Net assets at end of period (000 omitted)	$76,513		$84,245	$74,655	$63,904	$51,380	$44,145

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R4	(unaudited)
Net asset value, beginning of period	$13.10		$13.01	$13.15	$13.58	$13.23	$12.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.34	$0.27	$0.23	$0.26	$0.27
Net realized and unrealized gain (loss)	(0.26)		0.34	0.59	(0.17)	0.39	0.66
Total from investment operations	$(0.12)		$0.68	$0.86	$0.06	$0.65	$0.93

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.24)	$(0.26)	$(0.30)	$(0.25)
From net realized gain	—		(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$—		$(0.59)	$(1.00)	$(0.49)	$(0.30)	$(0.25)
Net asset value, end of period (x)	$12.98		$13.10	$13.01	$13.15	$13.58	$13.23
Total return (%) (r)(s)(t)(x)	(0.92	)(n)	5.24	6.83	0.53	4.96	7.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.24	0.23	0.15	0.17	0.15
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.08	(a)	2.56	2.02	1.76	1.94	2.13
Portfolio turnover	7	(n)	19	35	11	18	12
Net assets at end of period (000 omitted)	$87,564		$87,475	$146,535	$165,273	$159,446	$147,311

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$13.09		$13.02	$13.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15		$0.38	$0.11
Net realized and unrealized gain (loss)	(0.27)		0.31	0.32
Total from investment operations	$(0.12)		$0.69	$0.43

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.25)
From net realized gain	—		(0.22)	(0.76)
Total distributions declared to shareholders	$—		$(0.62)	$(1.01)
Net asset value, end of period (x)	$12.97		$13.09	$13.02
Total return (%) (r)(s)(t)(x)	(0.92	)(n)	5.33	3.43	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.10	0.16	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	2.20	(a)	2.82	1.28	(a)
Portfolio turnover	7	(n)	19	35
Net assets at end of period (000 omitted)	$52,621		$45,280	$21,091
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class A	(unaudited)
Net asset value, beginning of period	$12.83		$12.35	$11.76	$12.19	$11.81	$10.86

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.29	$0.20	$0.16	$0.19	$0.20
Net realized and unrealized gain (loss)	(0.29)		0.62	0.84	(0.24)	0.47	0.94
Total from investment operations	$(0.19)		$0.91	$1.04	$(0.08)	$0.66	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.17)	$(0.18)	$(0.20)	$(0.18)
From net realized gain	—		(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$—		$(0.43)	$(0.45)	$(0.35)	$(0.28)	$(0.19)
Net asset value, end of period (x)	$12.64		$12.83	$12.35	$11.76	$12.19	$11.81
Total return (%) (r)(s)(t)(x)	(1.48	)(n)	7.34	9.03	(0.60)	5.64	10.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)	0.54	0.55	0.53	0.48	0.52
Expenses after expense reductions (f)(h)	0.23	(a)	0.23	0.24	0.23	0.23	0.25
Net investment income (loss) (l)	1.53	(a)	2.28	1.62	1.34	1.58	1.74
Portfolio turnover	7	(n)	37	33	10	13	10
Net assets at end of period (000 omitted)	$17,110		$16,710	$14,518	$12,598	$8,807	$4,238

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class B	(unaudited)
Net asset value, beginning of period	$12.72		$12.26	$11.68	$12.11	$11.75	$10.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.19	$0.10	$0.07	$0.10	$0.10
Net realized and unrealized gain (loss)	(0.28)		0.60	0.85	(0.24)	0.47	0.94
Total from investment operations	$(0.23)		$0.79	$0.95	$(0.17)	$0.57	$1.04

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.09)	$(0.09)	$(0.13)	$(0.11)
From net realized gain	—		(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$—		$(0.33)	$(0.37)	$(0.26)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$12.49		$12.72	$12.26	$11.68	$12.11	$11.75
Total return (%) (r)(s)(t)(x)	(1.81	)(n)	6.40	8.23	(1.37)	4.83	9.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.29	1.29	1.28	1.23	1.28
Expenses after expense reductions (f)(h)	0.98	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.77	(a)	1.47	0.86	0.59	0.83	0.87
Portfolio turnover	7	(n)	37	33	10	13	10
Net assets at end of period (000 omitted)	$1,423		$1,472	$1,340	$1,190	$1,035	$754

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class C	(unaudited)
Net asset value, beginning of period	$12.66		$12.21	$11.63	$12.07	$11.71	$10.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.19	$0.10	$0.07	$0.10	$0.13
Net realized and unrealized gain (loss)	(0.28)		0.60	0.84	(0.24)	0.47	0.91
Total from investment operations	$(0.23)		$0.79	$0.94	$(0.17)	$0.57	$1.04

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.08)	$(0.10)	$(0.13)	$(0.15)
From net realized gain	—		(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$—		$(0.34)	$(0.36)	$(0.27)	$(0.21)	$(0.16)
Net asset value, end of period (x)	$12.43		$12.66	$12.21	$11.63	$12.07	$11.71
Total return (%) (r)(s)(t)(x)	(1.82	)(n)	6.42	8.24	(1.37)	4.86	9.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.29	1.29	1.28	1.23	1.27
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.76	(a)	1.50	0.83	0.59	0.80	1.15
Portfolio turnover	7	(n)	37	33	10	13	10
Net assets at end of period (000 omitted)	$3,802		$3,571	$3,311	$2,846	$2,213	$1,376

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class I	(unaudited)
Net asset value, beginning of period	$12.87		$12.40	$11.79	$12.22	$11.83	$10.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.25	$0.27	$0.19	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.29)		0.68	0.82	(0.25)	0.46	0.92
Total from investment operations	$(0.17)		$0.93	$1.09	$(0.06)	$0.69	$1.16

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.20)	$(0.20)	$(0.22)	$(0.19)
From net realized gain	—		(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$—		$(0.46)	$(0.48)	$(0.37)	$(0.30)	$(0.20)
Net asset value, end of period (x)	$12.70		$12.87	$12.40	$11.79	$12.22	$11.83
Total return (%) (r)(s)(t)(x)	(1.32	)(n)	7.44	9.42	(0.39)	5.89	10.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.32	0.28	0.29	0.23	0.27
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.75	(a)	1.96	2.25	1.59	1.87	2.09
Portfolio turnover	7	(n)	37	33	10	13	10
Net assets at end of period (000 omitted)	$513		$538	$127	$4,563	$1,889	$443

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R1	(unaudited)
Net asset value, beginning of period	$12.76		$12.33	$11.79	$12.17	$11.78	$10.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.20	$0.09	$0.06	$0.09	$0.10
Net realized and unrealized gain (loss)	(0.29)		0.60	0.86	(0.24)	0.48	0.94
Total from investment operations	$(0.24)		$0.80	$0.95	$(0.18)	$0.57	$1.04

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.13)	$(0.03)	$(0.10)	$(0.08)
From net realized gain	—		(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$—		$(0.37)	$(0.41)	$(0.20)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$12.52		$12.76	$12.33	$11.79	$12.17	$11.78
Total return (%) (r)(s)(t)(x)	(1.88	)(n)	6.46	8.24	(1.40)	4.88	9.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	1.30	1.31	1.26	1.23	1.29
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.75	(a)	1.58	0.77	0.51	0.73	0.85
Portfolio turnover	7	(n)	37	33	10	13	10
Net assets at end of period (000 omitted)	$1,567		$1,234	$432	$87	$163	$120

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R2	(unaudited)
Net asset value, beginning of period	$12.74		$12.29	$11.73	$12.17	$11.78	$10.85

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.26	$0.17	$0.12	$0.15	$0.13
Net realized and unrealized gain (loss)	(0.28)		0.60	0.84	(0.24)	0.49	0.97
Total from investment operations	$(0.20)		$0.86	$1.01	$(0.12)	$0.64	$1.10

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.17)	$(0.15)	$(0.17)	$(0.16)
From net realized gain	—		(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$—		$(0.41)	$(0.45)	$(0.32)	$(0.25)	$(0.17)
Net asset value, end of period (x)	$12.54		$12.74	$12.29	$11.73	$12.17	$11.78
Total return (%) (r)(s)(t)(x)	(1.57	)(n)	6.95	8.75	(0.89)	5.42	10.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.78	(a)	0.79	0.81	0.79	0.73	0.76
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.25	(a)	2.06	1.40	1.02	1.27	1.09
Portfolio turnover	7	(n)	37	33	10	13	10
Net assets at end of period (000 omitted)	$31,617		$35,799	$23,253	$7,489	$4,200	$3,799

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R3	(unaudited)
Net asset value, beginning of period	$12.81		$12.35	$11.76	$12.19	$11.80	$10.86

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.29	$0.20	$0.15	$0.17	$0.19
Net realized and unrealized gain (loss)	(0.29)		0.60	0.85	(0.23)	0.49	0.93
Total from investment operations	$(0.19)		$0.89	$1.05	$(0.08)	$0.66	$1.12

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.18)	$(0.18)	$(0.19)	$(0.17)
From net realized gain	—		(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$—		$(0.43)	$(0.46)	$(0.35)	$(0.27)	$(0.18)
Net asset value, end of period (x)	$12.62		$12.81	$12.35	$11.76	$12.19	$11.80
Total return (%) (r)(s)(t)(x)	(1.48	)(n)	7.19	9.08	(0.60)	5.65	10.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)	0.54	0.55	0.54	0.48	0.53
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.50	(a)	2.24	1.61	1.27	1.45	1.70
Portfolio turnover	7	(n)	37	33	10	13	10
Net assets at end of period (000 omitted)	$65,807		$63,426	$39,042	$22,370	$12,732	$8,877

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R4	(unaudited)
Net asset value, beginning of period	$12.88		$12.40	$11.79	$12.22	$11.83	$10.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.35	$0.22	$0.19	$0.22	$0.21
Net realized and unrealized gain (loss)	(0.29)		0.58	0.87	(0.25)	0.47	0.95
Total from investment operations	$(0.17)		$0.93	$1.09	$(0.06)	$0.69	$1.16

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.20)	$(0.20)	$(0.22)	$(0.19)
From net realized gain	—		(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$—		$(0.45)	$(0.48)	$(0.37)	$(0.30)	$(0.20)
Net asset value, end of period (x)	$12.71		$12.88	$12.40	$11.79	$12.22	$11.83
Total return (%) (r)(s)(t)(x)	(1.32	)(n)	7.43	9.42	(0.40)	5.88	10.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.28	0.30	0.28	0.23	0.28
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.76	(a)	2.68	1.84	1.59	1.82	1.88
Portfolio turnover	7	(n)	37	33	10	13	10
Net assets at end of period (000 omitted)	$96,534		$81,894	$135,040	$105,570	$98,370	$66,460

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$12.88		$12.41	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.40	$0.11
Net realized and unrealized gain (loss)	(0.28)		0.55	0.48
Total from investment operations	$(0.16)		$0.95	$0.59

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.20)
From net realized gain	—		(0.08)	(0.28)
Total distributions declared to shareholders	$—		$(0.48)	$(0.48)
Net asset value, end of period (x)	$12.72		$12.88	$12.41
Total return (%) (r)(s)(t)(x)	(1.24	)(n)	7.57	5.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.15	0.20	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	1.89	(a)	3.08	1.31	(a)
Portfolio turnover	7	(n)	37	33
Net assets at end of period (000 omitted)	$35,410		$32,384	$10,834
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class A	(unaudited)
Net asset value, beginning of period	$15.48		$14.57	$13.91	$14.55	$13.90	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.34	$0.19	$0.16	$0.18	$0.17
Net realized and unrealized gain (loss)	(0.39)		1.13	1.42	(0.38)	0.70	1.41
Total from investment operations	$(0.31)		$1.47	$1.61	$(0.22)	$0.88	$1.58

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.19)	$(0.20)	$(0.23)	$(0.19)
From net realized gain	—		(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.95)	$(0.42)	$(0.23)	$(0.19)
Net asset value, end of period (x)	$15.17		$15.48	$14.57	$13.91	$14.55	$13.90
Total return (%) (r)(s)(t)(x)	(2.00	)(n)	10.09	12.01	(1.51)	6.37	12.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.46	0.47	0.42	0.44	0.41
Expenses after expense reductions (f)(h)	0.23	(a)	0.23	0.25	0.24	0.24	0.24
Net investment income (loss) (l)	1.01	(a)	2.18	1.36	1.13	1.29	1.30
Portfolio turnover	7	(n)	19	50	6	11	6
Net assets at end of period (000 omitted)	$57,145		$61,458	$57,961	$44,995	$42,887	$39,929

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class B	(unaudited)
Net asset value, beginning of period	$15.26		$14.37	$13.73	$14.37	$13.73	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.21	$0.08	$0.05	$0.07	$0.07
Net realized and unrealized gain (loss)	(0.38)		1.13	1.40	(0.38)	0.69	1.39
Total from investment operations	$(0.36)		$1.34	$1.48	$(0.33)	$0.76	$1.46

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.08)	$(0.09)	$(0.12)	$(0.10)
From net realized gain	—		(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.84)	$(0.31)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$14.90		$15.26	$14.37	$13.73	$14.37	$13.73
Total return (%) (r)(s)(t)(x)	(2.36	)(n)	9.28	11.15	(2.27)	5.59	11.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.21	1.22	1.17	1.19	1.16
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.25	(a)	1.42	0.60	0.37	0.53	0.53
Portfolio turnover	7	(n)	19	50	6	11	6
Net assets at end of period (000 omitted)	$8,465		$8,834	$8,753	$8,498	$8,414	$8,022

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class C	(unaudited)
Net asset value, beginning of period	$15.16		$14.29	$13.66	$14.29	$13.67	$12.33

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.21	$0.09	$0.05	$0.08	$0.07
Net realized and unrealized gain (loss)	(0.37)		1.11	1.38	(0.37)	0.67	1.38
Total from investment operations	$(0.35)		$1.32	$1.47	$(0.32)	$0.75	$1.45

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.08)	$(0.09)	$(0.13)	$(0.11)
From net realized gain	—		(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.84)	$(0.31)	$(0.13)	$(0.11)
Net asset value, end of period (x)	$14.81		$15.16	$14.29	$13.66	$14.29	$13.67
Total return (%) (r)(s)(t)(x)	(2.31	)(n)	9.21	11.17	(2.20)	5.51	11.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.21	1.22	1.17	1.19	1.16
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.25	(a)	1.42	0.61	0.38	0.55	0.55
Portfolio turnover	7	(n)	19	50	6	11	6
Net assets at end of period (000 omitted)	$15,072		$15,885	$15,827	$15,554	$15,521	$13,791

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class I	(unaudited)
Net asset value, beginning of period	$15.55		$14.63	$14.00	$14.63	$13.98	$12.58

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.38	$0.28	$0.19	$0.23	$0.21
Net realized and unrealized gain (loss)	(0.39)		1.14	1.33	(0.37)	0.68	1.41
Total from investment operations	$(0.29)		$1.52	$1.61	$(0.18)	$0.91	$1.62

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.22)	$(0.23)	$(0.26)	$(0.22)
From net realized gain	—		(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$—		$(0.60)	$(0.98)	$(0.45)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$15.26		$15.55	$14.63	$14.00	$14.63	$13.98
Total return (%) (r)(s)(t)(x)	(1.86	)(n)	10.38	11.95	(1.19)	6.57	12.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)	0.21	0.20	0.17	0.20	0.16
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.25	(a)	2.48	1.96	1.36	1.61	1.54
Portfolio turnover	7	(n)	19	50	6	11	6
Net assets at end of period (000 omitted)	$2,109		$2,171	$1,743	$12,156	$11,665	$8,067

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R1	(unaudited)
Net asset value, beginning of period	$15.32		$14.44	$13.78	$14.39	$13.75	$12.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.21	$0.08	$0.04	$0.09	$0.07
Net realized and unrealized gain (loss)	(0.38)		1.13	1.40	(0.36)	0.67	1.39
Total from investment operations	$(0.36)		$1.34	$1.48	$(0.32)	$0.76	$1.46

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.06)	$(0.07)	$(0.12)	$(0.10)
From net realized gain	—		(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.82)	$(0.29)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$14.96		$15.32	$14.44	$13.78	$14.39	$13.75
Total return (%) (r)(s)(t)(x)	(2.35	)(n)	9.26	11.13	(2.25)	5.56	11.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.21	1.22	1.17	1.19	1.16
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.26	(a)	1.38	0.57	0.31	0.61	0.56
Portfolio turnover	7	(n)	19	50	6	11	6
Net assets at end of period (000 omitted)	$7,123		$6,825	$5,740	$6,427	$8,165	$10,816

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R2	(unaudited)
Net asset value, beginning of period	$15.32		$14.43	$13.79	$14.43	$13.79	$12.42

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.30	$0.16	$0.12	$0.14	$0.14
Net realized and unrealized gain (loss)	(0.38)		1.12	1.40	(0.38)	0.69	1.39
Total from investment operations	$(0.32)		$1.42	$1.56	$(0.26)	$0.83	$1.53

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.16)	$(0.16)	$(0.19)	$(0.16)
From net realized gain	—		(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.92)	$(0.38)	$(0.19)	$(0.16)
Net asset value, end of period (x)	$15.00		$15.32	$14.43	$13.79	$14.43	$13.79
Total return (%) (r)(s)(t)(x)	(2.09	)(n)	9.80	11.73	(1.78)	6.07	12.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	(a)	0.71	0.72	0.67	0.69	0.66
Expenses after expense reductions (f)(h)	0.49	(a)	0.49	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.75	(a)	1.95	1.13	0.88	1.01	1.04
Portfolio turnover	7	(n)	19	50	6	11	6
Net assets at end of period (000 omitted)	$106,781		$112,223	$105,808	$83,102	$79,912	$73,435

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R3	(unaudited)
Net asset value, beginning of period	$15.44		$14.54	$13.88	$14.52	$13.87	$12.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.34	$0.19	$0.15	$0.18	$0.18
Net realized and unrealized gain (loss)	(0.39)		1.12	1.42	(0.37)	0.70	1.39
Total from investment operations	$(0.31)		$1.46	$1.61	$(0.22)	$0.88	$1.57

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.19)	$(0.20)	$(0.23)	$(0.19)
From net realized gain	—		(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.95)	$(0.42)	$(0.23)	$(0.19)
Net asset value, end of period (x)	$15.13		$15.44	$14.54	$13.88	$14.52	$13.87
Total return (%) (r)(s)(t)(x)	(2.01	)(n)	10.07	12.03	(1.52)	6.37	12.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.46	0.47	0.42	0.44	0.41
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.00	(a)	2.20	1.34	1.06	1.27	1.34
Portfolio turnover	7	(n)	19	50	6	11	6
Net assets at end of period (000 omitted)	$132,177		$136,815	$109,088	$90,624	$71,753	$57,969

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R4	(unaudited)
Net asset value, beginning of period	$15.56		$14.64	$13.97	$14.61	$13.96	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.40	$0.24	$0.19	$0.22	$0.21
Net realized and unrealized gain (loss)	(0.39)		1.11	1.41	(0.38)	0.69	1.41
Total from investment operations	$(0.29)		$1.51	$1.65	$(0.19)	$0.91	$1.62

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.22)	$(0.23)	$(0.26)	$(0.22)
From net realized gain	—		(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$—		$(0.59)	$(0.98)	$(0.45)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$15.27		$15.56	$14.64	$13.97	$14.61	$13.96
Total return (%) (r)(s)(t)(x)	(1.86	)(n)	10.30	12.28	(1.26)	6.58	12.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)	0.21	0.22	0.17	0.20	0.16
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.25	(a)	2.57	1.66	1.37	1.56	1.57
Portfolio turnover	7	(n)	19	50	6	11	6
Net assets at end of period (000 omitted)	$151,250		$148,064	$188,413	$184,249	$169,285	$129,817

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$15.56		$14.65	$14.67

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.45	$0.07
Net realized and unrealized gain (loss)	(0.39)		1.08	0.90
Total from investment operations	$(0.28)		$1.53	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.23)
From net realized gain	—		(0.20)	(0.76)
Total distributions declared to shareholders	$—		$(0.62)	$(0.99)
Net asset value, end of period (x)	$15.28		$15.56	$14.65
Total return (%) (r)(s)(t)(x)	(1.80	)(n)	10.43	7.05	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.08	0.13	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	1.38	(a)	2.91	0.75	(a)
Portfolio turnover	7	(n)	19	50
Net assets at end of period (000 omitted)	$87,282		$73,753	$33,584
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class A	(unaudited)
Net asset value, beginning of period	$14.61		$13.49	$12.35	$12.96	$12.41	$11.07

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.31	$0.16	$0.12	$0.15	$0.16
Net realized and unrealized gain (loss)	(0.39)		1.28	1.44	(0.35)	0.67	1.35
Total from investment operations	$(0.35)		$1.59	$1.60	$(0.23)	$0.82	$1.51

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.15)	$(0.16)	$(0.18)	$(0.16)
From net realized gain	—		(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.47)	$(0.46)	$(0.38)	$(0.27)	$(0.17)
Net asset value, end of period (x)	$14.26		$14.61	$13.49	$12.35	$12.96	$12.41
Total return (%) (r)(s)(t)(x)	(2.40	)(n)	11.78	13.18	(1.71)	6.72	13.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	(a)	0.56	0.59	0.59	0.54	0.63
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.24	0.24	0.24
Net investment income (loss) (l)	0.57	(a)	2.13	1.23	0.98	1.19	1.33
Portfolio turnover	6	(n)	33	43	7	8	8
Net assets at end of period (000 omitted)	$13,963		$15,369	$10,591	$7,454	$6,353	$3,502

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class B	(unaudited)
Net asset value, beginning of period	$14.49		$13.39	$12.26	$12.88	$12.36	$11.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.19	$0.06	$0.02	$0.04	$0.03
Net realized and unrealized gain (loss)	(0.39)		1.28	1.43	(0.34)	0.68	1.38
Total from investment operations	$(0.40)		$1.47	$1.49	$(0.32)	$0.72	$1.41

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.05)	$(0.08)	$(0.11)	$(0.09)
From net realized gain	—		(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.37)	$(0.36)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$14.09		$14.49	$13.39	$12.26	$12.88	$12.36
Total return (%) (r)(s)(t)(x)	(2.76	)(n)	10.96	12.34	(2.45)	5.88	12.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	1.31	1.34	1.34	1.29	1.40
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.19	)(a)	1.31	0.45	0.20	0.33	0.27
Portfolio turnover	6	(n)	33	43	7	8	8
Net assets at end of period (000 omitted)	$1,634		$1,730	$1,314	$1,261	$950	$404

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class C	(unaudited)
Net asset value, beginning of period	$14.45		$13.35	$12.22	$12.83	$12.32	$11.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.19	$0.05	$0.03	$0.05	$0.05
Net realized and unrealized gain (loss)	(0.40)		1.28	1.43	(0.35)	0.67	1.36
Total from investment operations	$(0.41)		$1.47	$1.48	$(0.32)	$0.72	$1.41

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.04)	$(0.07)	$(0.12)	$(0.13)
From net realized gain	—		(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.37)	$(0.35)	$(0.29)	$(0.21)	$(0.14)
Net asset value, end of period (x)	$14.04		$14.45	$13.35	$12.22	$12.83	$12.32
Total return (%) (r)(s)(t)(x)	(2.84	)(n)	11.00	12.28	(2.40)	5.89	12.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	1.31	1.34	1.33	1.29	1.37
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.18	)(a)	1.35	0.40	0.27	0.39	0.45
Portfolio turnover	6	(n)	33	43	7	8	8
Net assets at end of period (000 omitted)	$2,399		$2,510	$1,893	$1,950	$1,965	$907

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class I	(unaudited)
Net asset value, beginning of period	$14.64		$13.51	$12.40	$13.00	$12.44	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.38	$0.26	$0.15	$0.17	$0.17
Net realized and unrealized gain (loss)	(0.40)		1.25	1.34	(0.34)	0.69	1.36
Total from investment operations	$(0.34)		$1.63	$1.60	$(0.19)	$0.86	$1.53

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.18)	$(0.19)	$(0.21)	$(0.17)
From net realized gain	—		(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.50)	$(0.49)	$(0.41)	$(0.30)	$(0.18)
Net asset value, end of period (x)	$14.30		$14.64	$13.51	$12.40	$13.00	$12.44
Total return (%) (r)(s)(t)(x)	(2.32	)(n)	12.10	13.12	(1.40)	6.98	13.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	(a)	0.32	0.32	0.33	0.29	0.39
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.82	(a)	2.59	2.01	1.19	1.36	1.39
Portfolio turnover	6	(n)	33	43	7	8	8
Net assets at end of period (000 omitted)	$676		$636	$311	$3,921	$3,507	$1,417

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Class R1	(unaudited)
Net asset value, beginning of period	$14.50		$13.44	$12.39	$12.93		$12.39	$11.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.23	$0.07	$0.00	(w)	$0.04	$0.03
Net realized and unrealized gain (loss)	(0.39)		1.25	1.42	(0.32)		0.68	1.38
Total from investment operations	$(0.40)		$1.48	$1.49	$(0.32)		$0.72	$1.41

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.13)	$(0.00	)(w)	$(0.09)	$(0.06)
From net realized gain	—		(0.10)	(0.31)	(0.22)		(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.42)	$(0.44)	$(0.22)		$(0.18)	$(0.07)
Net asset value, end of period (x)	$14.10		$14.50	$13.44	$12.39		$12.93	$12.39
Total return (%) (r)(s)(t)(x)	(2.76	)(n)	11.00	12.22	(2.39)		5.90	12.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	1.31	1.36	1.31		1.29	1.41
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00		1.00	1.00
Net investment income (loss) (l)	(0.19	)(a)	1.61	0.57	0.01		0.35	0.29
Portfolio turnover	6	(n)	33	43	7		8	8
Net assets at end of period (000 omitted)	$2,140		$1,974	$664	$118		$180	$126

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Class R2	(unaudited)
Net asset value, beginning of period	$14.54		$13.43	$12.33	$12.93		$12.39	$11.07

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.27	$0.13	$0.08		$0.11	$0.11
Net realized and unrealized gain (loss)	(0.39)		1.28	1.42	(0.33)		0.67	1.36
Total from investment operations	$(0.37)		$1.55	$1.55	$(0.25)		$0.78	$1.47

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.14)	$(0.13)		$(0.15)	$(0.14)
From net realized gain	—		(0.10)	(0.31)	(0.22)		(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.44)	$(0.45)	$(0.35)		$(0.24)	$(0.15)
Net asset value, end of period (x)	$14.17		$14.54	$13.43	$12.33		$12.93	$12.39
Total return (%) (r)(s)(t)(x)	(2.54	)(n)	11.57	12.80	(1.87)		6.38	13.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.79	(a)	0.81	0.86	0.84		0.79	0.87
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50		0.50	0.50
Net investment income (loss) (l)	0.32	(a)	1.86	1.00	0.66		0.86	0.94
Portfolio turnover	6	(n)	33	43	7		8	8
Net assets at end of period (000 omitted)	$29,663		$32,185	$20,918	$5,805		$3,758	$2,718
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R3	(unaudited)
Net asset value, beginning of period	$14.63		$13.50	$12.37	$12.97	$12.43	$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.30	$0.16	$0.12	$0.14	$0.13
Net realized and unrealized gain (loss)	(0.40)		1.30	1.43	(0.34)	0.67	1.38
Total from investment operations	$(0.36)		$1.60	$1.59	$(0.22)	$0.81	$1.51

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.15)	$(0.16)	$(0.18)	$(0.15)
From net realized gain	—		(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.47)	$(0.46)	$(0.38)	$(0.27)	$(0.16)
Net asset value, end of period (x)	$14.27		$14.63	$13.50	$12.37	$12.97	$12.43
Total return (%) (r)(s)(t)(x)	(2.46	)(n)	11.85	13.11	(1.63)	6.61	13.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	(a)	0.56	0.60	0.59	0.54	0.64
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.57	(a)	2.10	1.23	0.95	1.08	1.10
Portfolio turnover	6	(n)	33	43	7	8	8
Net assets at end of period (000 omitted)	$58,258		$58,283	$35,284	$20,110	$12,389	$6,246

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R4	(unaudited)
Net asset value, beginning of period	$14.69		$13.54	$12.39	$13.00	$12.44	$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.38	$0.19	$0.15	$0.19	$0.16
Net realized and unrealized gain (loss)	(0.40)		1.26	1.45	(0.35)	0.67	1.38
Total from investment operations	$(0.34)		$1.64	$1.64	$(0.20)	$0.86	$1.54

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.18)	$(0.19)	$(0.21)	$(0.17)
From net realized gain	—		(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.49)	$(0.49)	$(0.41)	$(0.30)	$(0.18)
Net asset value, end of period (x)	$14.35		$14.69	$13.54	$12.39	$13.00	$12.44
Total return (%) (r)(s)(t)(x)	(2.31	)(n)	12.11	13.46	(1.48)	6.98	13.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	(a)	0.30	0.34	0.34	0.29	0.39
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.82	(a)	2.61	1.44	1.22	1.49	1.35
Portfolio turnover	6	(n)	33	43	7	8	8
Net assets at end of period (000 omitted)	$103,342		$87,528	$119,254	$86,982	$77,094	$45,765

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$14.69		$13.55	$13.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.44	$0.06
Net realized and unrealized gain (loss)	(0.40)		1.22	0.94
Total from investment operations	$(0.33)		$1.66	$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.18)
From net realized gain	—		(0.10)	(0.31)
Total distributions declared to shareholders	$—		$(0.52)	$(0.49)
Net asset value, end of period (x)	$14.36		$14.69	$13.55
Total return (%) (r)(s)(t)(x)	(2.25	)(n)	12.23	7.93	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.16	0.27	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	0.96	(a)	3.03	0.63	(a)
Portfolio turnover	6	(n)	33	43
Net assets at end of period (000 omitted)	$29,155		$26,567	$9,531
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class A	(unaudited)
Net asset value, beginning of period	$16.38		$15.00	$14.07	$14.83	$14.09	$12.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.31	$0.15	$0.12	$0.14	$0.13
Net realized and unrealized gain (loss)	(0.45)		1.61	1.72	(0.41)	0.84	1.64
Total from investment operations	$(0.43)		$1.92	$1.87	$(0.29)	$0.98	$1.77

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.15)	$(0.17)	$(0.21)	$(0.17)
From net realized gain	—		(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.54)	$(0.94)	$(0.47)	$(0.24)	$(0.17)
Net asset value, end of period (x)	$15.95		$16.38	$15.00	$14.07	$14.83	$14.09
Total return (%) (r)(s)(t)(x)	(2.63	)(n)	12.86	13.76	(1.94)	6.97	14.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.48	0.50	0.45	0.48	0.45
Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.25	0.24	0.25	0.24
Net investment income (loss) (l)	0.26	(a)	1.90	1.04	0.83	0.99	0.97
Portfolio turnover	7	(n)	18	54	6	10	8
Net assets at end of period (000 omitted)	$32,802		$36,354	$35,093	$28,324	$26,564	$25,674

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class B	(unaudited)
Net asset value, beginning of period	$16.23		$14.87	$13.95	$14.71	$13.98	$12.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.19	$0.04	$0.01	$0.03	$0.02
Net realized and unrealized gain (loss)	(0.45)		1.59	1.71	(0.41)	0.83	1.62
Total from investment operations	$(0.49)		$1.78	$1.75	$(0.40)	$0.86	$1.64

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.04)	$(0.06)	$(0.10)	$(0.07)
From net realized gain	—		(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.83)	$(0.36)	$(0.13)	$(0.07)
Net asset value, end of period (x)	$15.74		$16.23	$14.87	$13.95	$14.71	$13.98
Total return (%) (r)(s)(t)(x)	(3.02	)(n)	12.00	12.94	(2.69)	6.16	13.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.23	1.25	1.20	1.23	1.20
Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.49	)(a)	1.20	0.27	0.06	0.23	0.16
Portfolio turnover	7	(n)	18	54	6	10	8
Net assets at end of period (000 omitted)	$4,606		$4,965	$4,924	$4,527	$4,432	$4,155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Class C	(unaudited)
Net asset value, beginning of period	$16.03		$14.70	$13.80	$14.55		$13.83	$12.28

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.19	$0.04	$(0.00	)(w)	$0.04	$0.02
Net realized and unrealized gain (loss)	(0.45)		1.57	1.70	(0.40)		0.82	1.61
Total from investment operations	$(0.49)		$1.76	$1.74	$(0.40)		$0.86	$1.63

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.05)	$(0.05)		$(0.11)	$(0.08)
From net realized gain	—		(0.18)	(0.79)	(0.30)		(0.03)	—
Total distributions declared to shareholders	$—		$(0.43)	$(0.84)	$(0.35)		$(0.14)	$(0.08)
Net asset value, end of period (x)	$15.54		$16.03	$14.70	$13.80		$14.55	$13.83
Total return (%) (r)(s)(t)(x)	(3.06	)(n)	11.99	12.96	(2.71)		6.21	13.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.23	1.25	1.20		1.23	1.20
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00		1.00	1.00
Net investment income (loss) (l)	(0.49	)(a)	1.19	0.30	(0.01)		0.26	0.14
Portfolio turnover	7	(n)	18	54	6		10	8
Net assets at end of period (000 omitted)	$10,497		$11,735	$11,035	$10,226		$11,840	$10,639

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (i)	4/30/16		4/30/15	4/30/14
Class I	(unaudited)
Net asset value, beginning of period	$16.47		$15.08	$14.17	$14.93		$14.18	$12.57

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.37	$0.26	$0.15		$0.19	$0.16
Net realized and unrealized gain (loss)	(0.45)		1.60	1.63	(0.41)		0.83	1.64
Total from investment operations	$(0.41)		$1.97	$1.89	$(0.26)		$1.02	$1.80

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.19)	$(0.20)		$(0.24)	$(0.19)
From net realized gain	—		(0.18)	(0.79)	(0.30)		(0.03)	—
Total distributions declared to shareholders	$—		$(0.58)	$(0.98)	$(0.50)		$(0.27)	$(0.19)
Net asset value, end of period (x)	$16.06		$16.47	$15.08	$14.17		$14.93	$14.18
Total return (%) (r)(s)(t)(x)	(2.49	)(n)	13.11	13.77	(1.68)		7.24	14.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	(a)	0.23	0.24	0.20		0.23	0.21
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00		0.00	0.00
Net investment income (loss) (l)	0.51	(a)	2.30	1.78	1.09		1.30	1.20
Portfolio turnover	7	(n)	18	54	6		10	8
Net assets at end of period (000 omitted)	$1,633		$1,622	$1,670	$9,766		$8,679	$8,344

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R1	(unaudited)
Net asset value, beginning of period	$16.16		$14.82	$13.87	$14.62	$13.88	$12.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.18	$0.02	$0.00 (w)	$0.04	$0.03
Net realized and unrealized gain (loss)	(0.45)		1.58	1.73	(0.40)	0.82	1.61
Total from investment operations	$(0.49)		$1.76	$1.75	$(0.40)	$0.86	$1.64

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.01)	$(0.05)	$(0.09)	$(0.08)
From net realized gain	—		(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.80)	$(0.35)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$15.67		$16.16	$14.82	$13.87	$14.62	$13.88
Total return (%) (r)(s)(t)(x)	(3.03	)(n)	11.91	12.96	(2.70)	6.18	13.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.23	1.25	1.20	1.22	1.20
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.49	)(a)	1.16	0.17	0.02	0.28	0.22
Portfolio turnover	7	(n)	18	54	6	10	8
Net assets at end of period (000 omitted)	$4,636		$4,606	$4,130	$5,279	$5,528	$7,993

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R2	(unaudited)
Net asset value, beginning of period	$16.24		$14.88	$13.97	$14.73	$14.00	$12.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00		$0.27	$0.11	$0.08	$0.11	$0.09
Net realized and unrealized gain (loss)	(0.45)		1.59	1.71	(0.41)	0.82	1.63
Total from investment operations	$(0.45)		$1.86	$1.82	$(0.33)	$0.93	$1.72

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.12)	$(0.13)	$(0.17)	$(0.13)
From net realized gain	—		(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.50)	$(0.91)	$(0.43)	$(0.20)	$(0.13)
Net asset value, end of period (x)	$15.79		$16.24	$14.88	$13.97	$14.73	$14.00
Total return (%) (r)(s)(t)(x)	(2.77	)(n)	12.55	13.46	(2.18)	6.68	13.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	(a)	0.73	0.75	0.70	0.73	0.70
Expenses after expense reductions (f)(h)	0.49	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.01	(a)	1.69	0.79	0.58	0.76	0.67
Portfolio turnover	7	(n)	18	54	6	10	8
Net assets at end of period (000 omitted)	$80,215		$86,042	$82,965	$66,272	$61,127	$54,916

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R3	(unaudited)
Net asset value, beginning of period	$16.37		$15.00	$14.07	$14.83	$14.09	$12.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.31	$0.15	$0.10	$0.14	$0.12
Net realized and unrealized gain (loss)	(0.45)		1.61	1.72	(0.39)	0.84	1.65
Total from investment operations	$(0.43)		$1.92	$1.87	$(0.29)	$0.98	$1.77

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.15)	$(0.17)	$(0.21)	$(0.17)
From net realized gain	—		(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.55)	$(0.94)	$(0.47)	$(0.24)	$(0.17)
Net asset value, end of period (x)	$15.94		$16.37	$15.00	$14.07	$14.83	$14.09
Total return (%) (r)(s)(t)(x)	(2.63	)(n)	12.81	13.76	(1.93)	6.97	14.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.48	0.50	0.46	0.48	0.45
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.25	(a)	1.94	1.03	0.74	0.98	0.91
Portfolio turnover	7	(n)	18	54	6	10	8
Net assets at end of period (000 omitted)	$81,723		$88,577	$63,409	$49,816	$38,524	$30,202

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R4	(unaudited)
Net asset value, beginning of period	$16.51		$15.11	$14.16	$14.92	$14.17	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.39	$0.19	$0.15	$0.19	$0.16
Net realized and unrealized gain (loss)	(0.46)		1.58	1.74	(0.41)	0.83	1.64
Total from investment operations	$(0.42)		$1.97	$1.93	$(0.26)	$1.02	$1.80

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.19)	$(0.20)	$(0.24)	$(0.19)
From net realized gain	—		(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.57)	$(0.98)	$(0.50)	$(0.27)	$(0.19)
Net asset value, end of period (x)	$16.09		$16.51	$15.11	$14.16	$14.92	$14.17
Total return (%) (r)(s)(t)(x)	(2.54	)(n)	13.09	14.08	(1.68)	7.25	14.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	(a)	0.23	0.25	0.20	0.24	0.20
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.51	(a)	2.44	1.33	1.07	1.30	1.19
Portfolio turnover	7	(n)	18	54	6	10	8
Net assets at end of period (000 omitted)	$146,725		$145,328	$174,887	$166,141	$153,594	$109,501

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$16.51		$15.12	$14.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.43	$0.04
Net realized and unrealized gain (loss)	(0.46)		1.56	1.15
Total from investment operations	$(0.41)		$1.99	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.19)
From net realized gain	—		(0.18)	(0.79)
Total distributions declared to shareholders	$—		$(0.60)	$(0.98)
Net asset value, end of period (x)	$16.10		$16.51	$15.12
Total return (%) (r)(s)(t)(x)	(2.48	)(n)	13.21	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.10	0.16	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	0.64	(a)	2.63	0.43	(a)
Portfolio turnover	7	(n)	18	54
Net assets at end of period (000 omitted)	$58,404		$49,071	$25,793
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class A	(unaudited)
Net asset value, beginning of period	$15.15		$13.79	$12.52	$13.14	$12.55	$11.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.30	$0.14	$0.11	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.43)		1.52	1.57	(0.36)	0.73	1.47
Total from investment operations	$(0.42)		$1.82	$1.71	$(0.25)	$0.86	$1.60

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.14)	$(0.15)	$(0.18)	$(0.16)
From net realized gain	—		(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.46)	$(0.44)	$(0.37)	$(0.27)	$(0.17)
Net asset value, end of period (x)	$14.73		$15.15	$13.79	$12.52	$13.14	$12.55
Total return (%) (r)(s)(t)(x)	(2.77	)(n)	13.18	13.89	(1.93)	6.95	14.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.62	0.69	0.70	0.72	0.94
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.24	0.24	0.22
Net investment income (loss) (l)	0.08	(a)	1.99	1.04	0.85	1.02	1.10
Portfolio turnover	5	(n)	30	45	6	7	10
Net assets at end of period (000 omitted)	$7,047		$7,789	$6,135	$4,576	$2,811	$1,403

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class B	(unaudited)
Net asset value, beginning of period	$15.03		$13.70	$12.44	$13.06	$12.47	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.17	$0.03	$0.00 (w)	$0.03	$0.03
Net realized and unrealized gain (loss)	(0.42)		1.51	1.57	(0.35)	0.73	1.44
Total from investment operations	$(0.47)		$1.68	$1.60	$(0.35)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.04)	$(0.05)	$(0.08)	$(0.08)
From net realized gain	—		(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.35)	$(0.34)	$(0.27)	$(0.17)	$(0.09)
Net asset value, end of period (x)	$14.56		$15.03	$13.70	$12.44	$13.06	$12.47
Total return (%) (r)(s)(t)(x)	(3.13	)(n)	12.28	13.09	(2.67)	6.19	13.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	(a)	1.37	1.43	1.45	1.48	1.74
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.67	)(a)	1.15	0.24	0.02	0.22	0.23
Portfolio turnover	5	(n)	30	45	6	7	10
Net assets at end of period (000 omitted)	$857		$948	$746	$593	$408	$325

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class C	(unaudited)
Net asset value, beginning of period	$14.97		$13.66	$12.42	$13.04	$12.48	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.19	$0.03	$0.01	$0.04	$0.02
Net realized and unrealized gain (loss)	(0.42)		1.48	1.56	(0.35)	0.72	1.45
Total from investment operations	$(0.47)		$1.67	$1.59	$(0.34)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.05)	$(0.06)	$(0.11)	$(0.07)
From net realized gain	—		(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.36)	$(0.35)	$(0.28)	$(0.20)	$(0.08)
Net asset value, end of period (x)	$14.50		$14.97	$13.66	$12.42	$13.04	$12.48
Total return (%) (r)(s)(t)(x)	(3.14	)(n)	12.24	13.03	(2.64)	6.17	13.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	(a)	1.37	1.44	1.45	1.47	1.74
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.67	)(a)	1.28	0.26	0.04	0.33	0.16
Portfolio turnover	5	(n)	30	45	6	7	10
Net assets at end of period (000 omitted)	$2,011		$1,966	$1,640	$1,104	$909	$421

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class I	(unaudited)
Net asset value, beginning of period	$15.22		$13.85	$12.55	$13.16	$12.56	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.33	$0.25	$0.14	$0.20	$0.14
Net realized and unrealized gain (loss)	(0.44)		1.53	1.51	(0.36)	0.69	1.47
Total from investment operations	$(0.41)		$1.86	$1.76	$(0.22)	$0.89	$1.61

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.16)	$(0.17)	$(0.20)	$(0.17)
From net realized gain	—		(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.49)	$(0.46)	$(0.39)	$(0.29)	$(0.18)
Net asset value, end of period (x)	$14.81		$15.22	$13.85	$12.55	$13.16	$12.56
Total return (%) (r)(s)(t)(x)	(2.69	)(n)	13.42	14.34	(1.66)	7.21	14.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.37	0.41	0.45	0.46	0.74
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.33	(a)	2.24	1.89	1.10	1.53	1.17
Portfolio turnover	5	(n)	30	45	6	7	10
Net assets at end of period (000 omitted)	$184		$161	$138	$1,718	$1,108	$241

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R1	(unaudited)
Net asset value, beginning of period	$15.06		$13.75	$12.51	$13.10	$12.51	$11.10

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.17	$0.03	$(0.01)	$0.02	$0.02
Net realized and unrealized gain (loss)	(0.42)		1.52	1.58	(0.34)	0.74	1.45
Total from investment operations	$(0.47)		$1.69	$1.61	$(0.35)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.07)	$(0.02)	$(0.08)	$(0.05)
From net realized gain	—		(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.38)	$(0.37)	$(0.24)	$(0.17)	$(0.06)
Net asset value, end of period (x)	$14.59		$15.06	$13.75	$12.51	$13.10	$12.51
Total return (%) (r)(s)(t)(x)	(3.12	)(n)	12.27	13.05	(2.66)	6.13	13.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	(a)	1.37	1.45	1.43	1.48	1.77
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.68	)(a)	1.14	0.22	(0.09)	0.19	0.15
Portfolio turnover	5	(n)	30	45	6	7	10
Net assets at end of period (000 omitted)	$1,409		$872	$463	$152	$172	$127

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R2	(unaudited)
Net asset value, beginning of period	$15.04		$13.71	$12.47	$13.10	$12.51	$11.11

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.25	$0.12	$0.07	$0.09	$0.09
Net realized and unrealized gain (loss)	(0.44)		1.51	1.55	(0.36)	0.74	1.45
Total from investment operations	$(0.45)		$1.76	$1.67	$(0.29)	$0.83	$1.54

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.13)	$(0.12)	$(0.15)	$(0.13)
From net realized gain	—		(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.43)	$(0.43)	$(0.34)	$(0.24)	$(0.14)
Net asset value, end of period (x)	$14.59		$15.04	$13.71	$12.47	$13.10	$12.51
Total return (%) (r)(s)(t)(x)	(2.99	)(n)	12.87	13.65	(2.20)	6.74	13.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.85	(a)	0.87	0.95	0.96	0.97	1.18
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.17	)(a)	1.70	0.89	0.55	0.71	0.77
Portfolio turnover	5	(n)	30	45	6	7	10
Net assets at end of period (000 omitted)	$18,018		$20,428	$10,716	$3,583	$1,769	$887

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R3	(unaudited)
Net asset value, beginning of period	$15.14		$13.78	$12.52	$13.13	$12.54	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.28	$0.14	$0.10	$0.11	$0.12
Net realized and unrealized gain (loss)	(0.44)		1.54	1.56	(0.34)	0.75	1.45
Total from investment operations	$(0.43)		$1.82	$1.70	$(0.24)	$0.86	$1.57

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.14)	$(0.15)	$(0.18)	$(0.15)
From net realized gain	—		(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.46)	$(0.44)	$(0.37)	$(0.27)	$(0.16)
Net asset value, end of period (x)	$14.71		$15.14	$13.78	$12.52	$13.13	$12.54
Total return (%) (r)(s)(t)(x)	(2.84	)(n)	13.20	13.83	(1.87)	6.92	14.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.62	0.69	0.70	0.72	0.97
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.08	(a)	1.87	1.06	0.78	0.86	0.97
Portfolio turnover	5	(n)	30	45	6	7	10
Net assets at end of period (000 omitted)	$42,647		$42,729	$23,479	$12,721	$7,566	$3,383

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R4	(unaudited)
Net asset value, beginning of period	$15.20		$13.82	$12.54	$13.15	$12.56	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.36	$0.17	$0.13	$0.17	$0.15
Net realized and unrealized gain (loss)	(0.44)		1.50	1.57	(0.35)	0.71	1.46
Total from investment operations	$(0.41)		$1.86	$1.74	$(0.22)	$0.88	$1.61

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.16)	$(0.17)	$(0.20)	$(0.17)
From net realized gain	—		(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$—		$(0.48)	$(0.46)	$(0.39)	$(0.29)	$(0.18)
Net asset value, end of period (x)	$14.79		$15.20	$13.82	$12.54	$13.15	$12.56
Total return (%) (r)(s)(t)(x)	(2.70	)(n)	13.47	14.18	(1.67)	7.13	14.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.36	0.44	0.45	0.47	0.74
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.32	(a)	2.43	1.27	1.04	1.34	1.22
Portfolio turnover	5	(n)	30	45	6	7	10
Net assets at end of period (000 omitted)	$77,995		$70,628	$84,597	$58,947	$47,311	$25,056

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$15.20		$13.83	$13.21

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.47	$0.03
Net realized and unrealized gain (loss)	(0.44)		1.41	1.06
Total from investment operations	$(0.40)		$1.88	$1.09

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.17)
From net realized gain	—		(0.11)	(0.30)
Total distributions declared to shareholders	$—		$(0.51)	$(0.47)
Net asset value, end of period (x)	$14.80		$15.20	$13.83
Total return (%) (r)(s)(t)(x)	(2.63	)(n)	13.57	8.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	(a)	0.23	0.36	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	0.47	(a)	3.11	0.39	(a)
Portfolio turnover	5	(n)	30	45
Net assets at end of period (000 omitted)	$17,696		$15,910	$4,351
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class A	(unaudited)
Net asset value, beginning of period	$18.30		$16.63	$15.14	$15.88	$15.17	$13.45

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.33	$0.17	$0.13	$0.15	$0.14
Net realized and unrealized gain (loss)	(0.52)		1.86	1.89	(0.43)	0.89	1.76
Total from investment operations	$(0.51)		$2.19	$2.06	$(0.30)	$1.04	$1.90

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.16)	$(0.18)	$(0.22)	$(0.18)
From net realized gain	—		(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$—		$(0.52)	$(0.57)	$(0.44)	$(0.33)	$(0.18)
Net asset value, end of period (x)	$17.79		$18.30	$16.63	$15.14	$15.88	$15.17
Total return (%) (r)(s)(t)(x)	(2.79	)(n)	13.16	13.89	(1.89)	6.92	14.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.58	0.65	0.60	0.69	0.76
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.08	(a)	1.83	1.06	0.88	0.99	1.00
Portfolio turnover	5	(n)	20	52	7	9	9
Net assets at end of period (000 omitted)	$11,386		$12,353	$11,383	$7,624	$5,730	$4,726

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class B	(unaudited)
Net asset value, beginning of period	$18.07		$16.44	$14.98	$15.72	$15.01	$13.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.20	$0.04	$0.00 (w)	$0.04	$0.02
Net realized and unrealized gain (loss)	(0.51)		1.83	1.88	(0.42)	0.89	1.74
Total from investment operations	$(0.57)		$2.03	$1.92	$(0.42)	$0.93	$1.76

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.05)	$(0.06)	$(0.11)	$(0.07)
From net realized gain	—		(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$—		$(0.40)	$(0.46)	$(0.32)	$(0.22)	$(0.07)
Net asset value, end of period (x)	$17.50		$18.07	$16.44	$14.98	$15.72	$15.01
Total return (%) (r)(s)(t)(x)	(3.15	)(n)	12.36	12.99	(2.66)	6.21	13.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.33	1.39	1.35	1.44	1.51
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.67	)(a)	1.15	0.24	0.02	0.23	0.13
Portfolio turnover	5	(n)	20	52	7	9	9
Net assets at end of period (000 omitted)	$1,406		$1,270	$1,048	$853	$828	$671

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Class C	(unaudited)
Net asset value, beginning of period	$17.96		$16.35	$14.91	$15.63		$14.96	$13.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.20	$0.04	$(0.00	)(w)	$0.04	$0.03
Net realized and unrealized gain (loss)	(0.51)		1.81	1.87	(0.41)		0.87	1.73
Total from investment operations	$(0.57)		$2.01	$1.91	$(0.41)		$0.91	$1.76

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.06)	$(0.05)		$(0.13)	$(0.10)
From net realized gain	—		(0.15)	(0.41)	(0.26)		(0.11)	—
Total distributions declared to shareholders	$—		$(0.40)	$(0.47)	$(0.31)		$(0.24)	$(0.10)
Net asset value, end of period (x)	$17.39		$17.96	$16.35	$14.91		$15.63	$14.96
Total return (%) (r)(s)(t)(x)	(3.17	)(n)	12.30	13.04	(2.59)		6.13	13.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.33	1.39	1.35		1.44	1.51
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00		1.00	1.00
Net investment income (loss) (l)	(0.67	)(a)	1.16	0.28	(0.00	)(w)	0.28	0.18
Portfolio turnover	5	(n)	20	52	7		9	9
Net assets at end of period (000 omitted)	$2,859		$2,775	$2,535	$1,775		$1,835	$1,195

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Class I	(unaudited)
Net asset value, beginning of period	$18.29		$16.62	$15.12	$15.85		$15.14	$13.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.41	$0.30	$0.15		$0.20	$0.17
Net realized and unrealized gain (loss)	(0.52)		1.83	1.81	(0.41)		0.87	1.76
Total from investment operations	$(0.49)		$2.24	$2.11	$(0.26)		$1.07	$1.93

Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.20)	$(0.21)		$(0.25)	$(0.20)
From net realized gain	—		(0.15)	(0.41)	(0.26)		(0.11)	—
Total distributions declared to shareholders	$—		$(0.57)	$(0.61)	$(0.47)		$(0.36)	$(0.20)
Net asset value, end of period (x)	$17.80		$18.29	$16.62	$15.12		$15.85	$15.14
Total return (%) (r)(s)(t)(x)	(2.68	)(n)	13.47	14.21	(1.61)		7.16	14.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.33	0.38	0.35		0.44	0.51
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00		0.00	0.00
Net investment income (loss) (l)	0.33	(a)	2.26	1.92	0.97		1.31	1.20
Portfolio turnover	5	(n)	20	52	7		9	9
Net assets at end of period (000 omitted)	$514		$566	$423	$1,560		$1,132	$840

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R1	(unaudited)
Net asset value, beginning of period	$17.97		$16.38	$14.94	$15.64	$14.98	$13.31

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.21	$0.04	$(0.01)	$0.12	$0.02
Net realized and unrealized gain (loss)	(0.51)		1.82	1.88	(0.40)	0.79	1.74
Total from investment operations	$(0.57)		$2.03	$1.92	$(0.41)	$0.91	$1.76

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.07)	$(0.03)	$(0.14)	$(0.09)
From net realized gain	—		(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$—		$(0.44)	$(0.48)	$(0.29)	$(0.25)	$(0.09)
Net asset value, end of period (x)	$17.40		$17.97	$16.38	$14.94	$15.64	$14.98
Total return (%) (r)(s)(t)(x)	(3.17	)(n)	12.35	13.06	(2.64)	6.14	13.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.33	1.40	1.34	1.42	1.51
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.67	)(a)	1.18	0.26	(0.05)	0.77	0.16
Portfolio turnover	5	(n)	20	52	7	9	9
Net assets at end of period (000 omitted)	$1,238		$1,052	$606	$316	$377	$567

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R2	(unaudited)
Net asset value, beginning of period	$18.07		$16.44	$14.98	$15.73	$15.04	$13.34

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.30	$0.13	$0.09	$0.12	$0.10
Net realized and unrealized gain (loss)	(0.51)		1.82	1.88	(0.43)	0.87	1.75
Total from investment operations	$(0.53)		$2.12	$2.01	$(0.34)	$0.99	$1.85

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.14)	$(0.15)	$(0.19)	$(0.15)
From net realized gain	—		(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.55)	$(0.41)	$(0.30)	$(0.15)
Net asset value, end of period (x)	$17.54		$18.07	$16.44	$14.98	$15.73	$15.04
Total return (%) (r)(s)(t)(x)	(2.93	)(n)	12.89	13.64	(2.16)	6.67	13.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	0.83	0.90	0.85	0.94	1.01
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.17	)(a)	1.67	0.82	0.60	0.81	0.67
Portfolio turnover	5	(n)	20	52	7	9	9
Net assets at end of period (000 omitted)	$46,405		$46,468	$33,805	$19,041	$13,030	$6,975
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R3	(unaudited)
Net asset value, beginning of period	$18.18		$16.53	$15.05	$15.80	$15.09	$13.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.34	$0.16	$0.11	$0.14	$0.13
Net realized and unrealized gain (loss)	(0.52)		1.84	1.89	(0.42)	0.90	1.77
Total from investment operations	$(0.51)		$2.18	$2.05	$(0.31)	$1.04	$1.90

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.16)	$(0.18)	$(0.22)	$(0.18)
From net realized gain	—		(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.57)	$(0.44)	$(0.33)	$(0.18)
Net asset value, end of period (x)	$17.67		$18.18	$16.53	$15.05	$15.80	$15.09
Total return (%) (r)(s)(t)(x)	(2.81	)(n)	13.19	13.91	(1.96)	6.95	14.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.58	0.65	0.60	0.69	0.76
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.07	(a)	1.90	1.03	0.76	0.90	0.90
Portfolio turnover	5	(n)	20	52	7	9	9
Net assets at end of period (000 omitted)	$46,735		$48,180	$27,276	$15,980	$9,089	$4,941

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R4	(unaudited)
Net asset value, beginning of period	$18.28		$16.60	$15.11	$15.85	$15.13	$13.40

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.42	$0.21	$0.16	$0.20	$0.18
Net realized and unrealized gain (loss)	(0.52)		1.82	1.89	(0.43)	0.88	1.75
Total from investment operations	$(0.49)		$2.24	$2.10	$(0.27)	$1.08	$1.93

Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.20)	$(0.21)	$(0.25)	$(0.20)
From net realized gain	—		(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.61)	$(0.47)	$(0.36)	$(0.20)
Net asset value, end of period (x)	$17.79		$18.28	$16.60	$15.11	$15.85	$15.13
Total return (%) (r)(s)(t)(x)	(2.68	)(n)	13.49	14.15	(1.68)	7.23	14.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.33	0.39	0.35	0.44	0.51
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.32	(a)	2.35	1.30	1.06	1.28	1.22
Portfolio turnover	5	(n)	20	52	7	9	9
Net assets at end of period (000 omitted)	$73,540		$70,936	$75,323	$66,990	$58,759	$38,224

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$18.27		$16.60	$15.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.51	$0.04
Net realized and unrealized gain (loss)	(0.51)		1.75	1.26
Total from investment operations	$(0.47)		$2.26	$1.30

Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.20)
From net realized gain	—		(0.15)	(0.41)
Total distributions declared to shareholders	$—		$(0.59)	$(0.61)
Net asset value, end of period (x)	$17.80		$18.27	$16.60
Total return (%) (r)(s)(t)(x)	(2.57	)(n)	13.60	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	(a)	0.19	0.32	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	0.47	(a)	2.82	0.41	(a)
Portfolio turnover	5	(n)	20	52
Net assets at end of period (000 omitted)	$26,654		$23,365	$8,776
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class A	(unaudited)
Net asset value, beginning of period	$15.45		$14.00	$12.61	$13.16	$12.54	$11.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.29	$0.13	$0.13	$0.14	$0.12
Net realized and unrealized gain (loss)	(0.44)		1.55	1.59	(0.38)	0.72	1.45
Total from investment operations	$(0.43)		$1.84	$1.72	$(0.25)	$0.86	$1.57

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.13)	$(0.14)	$(0.18)	$(0.13)
From net realized gain	—		(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$—		$(0.39)	$(0.33)	$(0.30)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$15.02		$15.45	$14.00	$12.61	$13.16	$12.54
Total return (%) (r)(s)(t)(x)	(2.78	)(n)	13.10	13.80	(1.81)	6.90	14.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	0.92	1.34	1.73	2.84	7.18
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.08	(a)	1.91	1.01	1.00	1.10	0.97
Portfolio turnover	8	(n)	18	45	14	18	20
Net assets at end of period (000 omitted)	$4,529		$4,833	$3,516	$2,014	$1,036	$428

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class B	(unaudited)
Net asset value, beginning of period	$15.39		$13.95	$12.58	$13.12	$12.51	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.18	$0.04	$(0.01)	$0.03	$0.01
Net realized and unrealized gain (loss)	(0.44)		1.55	1.57	(0.33)	0.73	1.46
Total from investment operations	$(0.49)		$1.73	$1.61	$(0.34)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.04)	$(0.04)	$(0.09)	$(0.03)
From net realized gain	—		(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$—		$(0.29)	$(0.24)	$(0.20)	$(0.15)	$(0.05)
Net asset value, end of period (x)	$14.90		$15.39	$13.95	$12.58	$13.12	$12.51
Total return (%) (r)(s)(t)(x)	(3.18	)(n)	12.36	12.94	(2.58)	6.13	13.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.57	(a)	1.67	2.09	2.50	3.67	8.83
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.67	)(a)	1.22	0.28	(0.06)	0.26	0.11
Portfolio turnover	8	(n)	18	45	14	18	20
Net assets at end of period (000 omitted)	$509		$470	$407	$270	$244	$148

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Class C	(unaudited)
Net asset value, beginning of period	$15.28		$13.86	$12.49	$13.04		$12.45	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.18	$0.03	$(0.00	)(w)	$0.05	$0.06
Net realized and unrealized gain (loss)	(0.44)		1.53	1.58	(0.34)		0.71	1.41
Total from investment operations	$(0.49)		$1.71	$1.61	$(0.34)		$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.04)	$(0.05)		$(0.11)	$(0.09)
From net realized gain	—		(0.08)	(0.20)	(0.16)		(0.06)	(0.02)
Total distributions declared to shareholders	$—		$(0.29)	$(0.24)	$(0.21)		$(0.17)	$(0.11)
Net asset value, end of period (x)	$14.79		$15.28	$13.86	$12.49		$13.04	$12.45
Total return (%) (r)(s)(t)(x)	(3.21	)(n)	12.29	12.98	(2.59)		6.17	13.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.57	(a)	1.67	2.08	2.50		3.61	7.52
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00		1.00	1.00
Net investment income (loss) (l)	(0.67	)(a)	1.19	0.26	(0.00	)(w)	0.37	0.46
Portfolio turnover	8	(n)	18	45	14		18	20
Net assets at end of period (000 omitted)	$1,869		$1,789	$1,284	$1,100		$1,031	$494

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Class I	(unaudited)
Net asset value, beginning of period	$15.46		$14.00	$12.65	$13.20		$12.57	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.30	$0.26	$0.12		$0.12	$0.14
Net realized and unrealized gain (loss)	(0.44)		1.58	1.45	(0.34)		0.77	1.47
Total from investment operations	$(0.41)		$1.88	$1.71	$(0.22)		$0.89	$1.61

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.16)	$(0.17)		$(0.20)	$(0.15)
From net realized gain	—		(0.08)	(0.20)	(0.16)		(0.06)	(0.02)
Total distributions declared to shareholders	$—		$(0.42)	$(0.36)	$(0.33)		$(0.26)	$(0.17)
Net asset value, end of period (x)	$15.05		$15.46	$14.00	$12.65		$13.20	$12.57
Total return (%) (r)(s)(t)(x)	(2.65	)(n)	13.40	13.66	(1.61)		7.14	14.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.67	1.09	1.50		2.80	6.45
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00		0.00	0.00
Net investment income (loss) (l)	0.33	(a)	1.98	2.01	0.94		0.95	1.13
Portfolio turnover	8	(n)	18	45	14		18	20
Net assets at end of period (000 omitted)	$122		$114	$79	$608		$391	$477

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R1	(unaudited)
Net asset value, beginning of period	$15.32		$13.92	$12.63	$13.14	$12.51	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.17	$0.15	$(0.04)	$0.03	$0.02
Net realized and unrealized gain (loss)	(0.43)		1.55	1.46	(0.31)	0.73	1.45
Total from investment operations	$(0.48)		$1.72	$1.61	$(0.35)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.12)	$—	$(0.07)	$(0.03)
From net realized gain	—		(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$—		$(0.32)	$(0.32)	$(0.16)	$(0.13)	$(0.05)
Net asset value, end of period (x)	$14.84		$15.32	$13.92	$12.63	$13.14	$12.51
Total return (%) (r)(s)(t)(x)	(3.13	)(n)	12.31	12.93	(2.62)	6.14	13.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.57	(a)	1.66	2.08	2.53	3.71	8.98
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.67	)(a)	1.13	1.10	(0.31)	0.21	0.15
Portfolio turnover	8	(n)	18	45	14	18	20
Net assets at end of period (000 omitted)	$1,077		$854	$318	$62	$141	$127

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R2	(unaudited)
Net asset value, beginning of period	$15.36		$13.94	$12.57	$13.14	$12.53	$11.11

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.26	$0.11	$0.07	$0.09	$0.07
Net realized and unrealized gain (loss)	(0.44)		1.53	1.58	(0.36)	0.73	1.47
Total from investment operations	$(0.45)		$1.79	$1.69	$(0.29)	$0.82	$1.54

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.12)	$(0.12)	$(0.15)	$(0.10)
From net realized gain	—		(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$—		$(0.37)	$(0.32)	$(0.28)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$14.91		$15.36	$13.94	$12.57	$13.14	$12.53
Total return (%) (r)(s)(t)(x)	(2.93	)(n)	12.82	13.59	(2.12)	6.63	13.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.16	1.60	1.98	3.11	7.83
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.17	)(a)	1.73	0.85	0.57	0.73	0.60
Portfolio turnover	8	(n)	18	45	14	18	20
Net assets at end of period (000 omitted)	$15,310		$15,534	$6,657	$1,855	$773	$260

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R3	(unaudited)
Net asset value, beginning of period	$15.45		$14.00	$12.61	$13.17	$12.54	$11.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.29	$0.14	$0.10	$0.11	$0.12
Net realized and unrealized gain (loss)	(0.44)		1.55	1.58	(0.36)	0.75	1.45
Total from investment operations	$(0.43)		$1.84	$1.72	$(0.26)	$0.86	$1.57

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.13)	$(0.14)	$(0.17)	$(0.13)
From net realized gain	—		(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$—		$(0.39)	$(0.33)	$(0.30)	$(0.23)	$(0.15)
Net asset value, end of period (x)	$15.02		$15.45	$14.00	$12.61	$13.17	$12.54
Total return (%) (r)(s)(t)(x)	(2.78	)(n)	13.14	13.83	(1.89)	6.95	14.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	0.92	1.34	1.74	2.81	7.04
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.08	(a)	1.89	1.07	0.76	0.84	0.97
Portfolio turnover	8	(n)	18	45	14	18	20
Net assets at end of period (000 omitted)	$22,475		$21,438	$10,285	$3,915	$2,353	$894

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Class R4	(unaudited)
Net asset value, beginning of period	$15.53		$14.06	$12.65	$13.20	$12.56	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.37	$0.17	$0.13	$0.18	$0.15
Net realized and unrealized gain (loss)	(0.45)		1.52	1.60	(0.35)	0.72	1.45
Total from investment operations	$(0.42)		$1.89	$1.77	$(0.22)	$0.90	$1.60

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.16)	$(0.17)	$(0.20)	$(0.15)
From net realized gain	—		(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$—		$(0.42)	$(0.36)	$(0.33)	$(0.26)	$(0.17)
Net asset value, end of period (x)	$15.11		$15.53	$14.06	$12.65	$13.20	$12.56
Total return (%) (r)(s)(t)(x)	(2.70	)(n)	13.42	14.14	(1.61)	7.23	14.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.67	1.09	1.48	2.51	5.94
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.33	(a)	2.43	1.31	1.07	1.42	1.24
Portfolio turnover	8	(n)	18	45	14	18	20
Net assets at end of period (000 omitted)	$31,265		$26,747	$21,882	$10,776	$5,056	$1,560

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$15.53		$14.06	$13.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.49	$0.04
Net realized and unrealized gain (loss)	(0.44)		1.42	1.06
Total from investment operations	$(0.40)		$1.91	$1.10

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.16)
From net realized gain	—		(0.08)	(0.20)
Total distributions declared to shareholders	$—		$(0.44)	$(0.36)
Net asset value, end of period (x)	$15.13		$15.53	$14.06
Total return (%) (r)(s)(t)(x)	(2.58	)(n)	13.56	8.44	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.52	0.95	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	0.49	(a)	3.15	0.44	(a)
Portfolio turnover	8	(n)	18	45
Net assets at end of period (000 omitted)	$9,926		$7,695	$1,726
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (c)
Class A	(unaudited)
Net asset value, beginning of period	$11.85		$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.25	$0.10
Net realized and unrealized gain (loss)	(0.34)		1.16	0.74
Total from investment operations	$(0.33)		$1.41	$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.11)
From net realized gain	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.29)	$(0.11)
Net asset value, end of period (x)	$11.52		$11.85	$10.73
Total return (%) (r)(s)(t)(x)	(2.78	)(n)	13.19	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.74	(a)	9.75	15.07	(a)
Expenses after expense reductions (f)(h)	0.20	(a)	0.16	0.12	(a)
Net investment income (loss) (l)	0.13	(a)	2.17	2.42	(a)
Portfolio turnover	8	(n)	37	2	(n)
Net assets at end of period (000 omitted)	$572		$306	$59

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (c)
Class B	(unaudited)
Net asset value, beginning of period	$11.82		$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.14	$0.07
Net realized and unrealized gain (loss)	(0.33)		1.19	0.73
Total from investment operations	$(0.37)		$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.10)
From net realized gain	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.10)
Net asset value, end of period (x)	$11.45		$11.82	$10.70
Total return (%) (r)(s)(t)(x)	(3.13	)(n)	12.39	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.55	(a)	11.79	15.87	(a)
Expenses after expense reductions (f)(h)	0.95	(a)	0.90	0.87	(a)
Net investment income (loss) (l)	(0.62	)(a)	1.26	1.76	(a)
Portfolio turnover	8	(n)	37	2	(n)
Net assets at end of period (000 omitted)	$101		$73	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (c)
Class C	(unaudited)
Net asset value, beginning of period	$11.81		$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.14	$0.07
Net realized and unrealized gain (loss)	(0.33)		1.19	0.73
Total from investment operations	$(0.37)		$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.10)
From net realized gain	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.10)
Net asset value, end of period (x)	$11.44		$11.81	$10.70
Total return (%) (r)(s)(t)(x)	(3.13	)(n)	12.38	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.52	(a)	11.46	15.81	(a)
Expenses after expense reductions (f)(h)	0.95	(a)	0.90	0.87	(a)
Net investment income (loss) (l)	(0.62	)(a)	1.24	1.68	(a)
Portfolio turnover	8	(n)	37	2	(n)
Net assets at end of period (000 omitted)	$149		$107	$60

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (c)
Class I	(unaudited)
Net asset value, beginning of period	$11.88		$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.26	$0.11
Net realized and unrealized gain (loss)	(0.34)		1.19	0.74
Total from investment operations	$(0.32)		$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.11)
From net realized gain	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.11)
Net asset value, end of period (x)	$11.56		$11.88	$10.74
Total return (%) (r)(s)(t)(x)	(2.69	)(n)	13.50	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.56	(a)	11.01	14.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	0.38	(a)	2.23	2.76	(a)
Portfolio turnover	8	(n)	37	2	(n)
Net assets at end of period (000 omitted)	$60		$62	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (c)
Class R1	(unaudited)
Net asset value, beginning of period	$11.83		$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.14	$0.07
Net realized and unrealized gain (loss)	(0.33)		1.19	0.73
Total from investment operations	$(0.37)		$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.10)
From net realized gain	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.10)
Net asset value, end of period (x)	$11.46		$11.83	$10.70
Total return (%) (r)(s)(t)(x)	(3.13	)(n)	12.41	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.56	(a)	12.02	15.88	(a)
Expenses after expense reductions (f)(h)	0.95	(a)	0.90	0.87	(a)
Net investment income (loss) (l)	(0.62	)(a)	1.23	1.76	(a)
Portfolio turnover	8	(n)	37	2	(n)
Net assets at end of period (000 omitted)	$59		$61	$54

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (c)
Class R2	(unaudited)
Net asset value, beginning of period	$11.84		$10.72	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.18	$0.09
Net realized and unrealized gain (loss)	(0.33)		1.21	0.73
Total from investment operations	$(0.34)		$1.39	$0.82

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.10)
From net realized gain	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.10)
Net asset value, end of period (x)	$11.50		$11.84	$10.72
Total return (%) (r)(s)(t)(x)	(2.87	)(n)	12.92	8.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.94	(a)	10.36	15.38	(a)
Expenses after expense reductions (f)(h)	0.45	(a)	0.41	0.37	(a)
Net investment income (loss) (l)	(0.11	)(a)	1.56	2.26	(a)
Portfolio turnover	8	(n)	37	2	(n)
Net assets at end of period (000 omitted)	$486		$151	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (c)
Class R3	(unaudited)
Net asset value, beginning of period	$11.85		$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.25	$0.10
Net realized and unrealized gain (loss)	(0.34)		1.17	0.74
Total from investment operations	$(0.33)		$1.42	$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.11)
From net realized gain	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.11)
Net asset value, end of period (x)	$11.52		$11.85	$10.73
Total return (%) (r)(s)(t)(x)	(2.78	)(n)	13.21	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.80	(a)	9.15	14.31	(a)
Expenses after expense reductions (f)(h)	0.20	(a)	0.16	0.12	(a)
Net investment income (loss) (l)	0.13	(a)	2.11	2.41	(a)
Portfolio turnover	8	(n)	37	2	(n)
Net assets at end of period (000 omitted)	$1,453		$1,203	$88

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (c)
Class R4	(unaudited)
Net asset value, beginning of period	$11.88		$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.30	$0.11
Net realized and unrealized gain (loss)	(0.34)		1.15	0.74
Total from investment operations	$(0.32)		$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.11)
From net realized gain	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.11)
Net asset value, end of period (x)	$11.56		$11.88	$10.74
Total return (%) (r)(s)(t)(x)	(2.69	)(n)	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.46	(a)	8.82	14.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	0.37	(a)	2.54	2.75	(a)
Portfolio turnover	8	(n)	37	2	(n)
Net assets at end of period (000 omitted)	$745		$356	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/18		Year ended
			4/30/18	4/30/17 (c)
Class R6	(unaudited)
Net asset value, beginning of period	$11.88		$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.25	$0.11
Net realized and unrealized gain (loss)	(0.34)		1.20	0.74
Total from investment operations	$(0.31)		$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.11)
From net realized gain	—		(0.06)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.11)
Net asset value, end of period (x)	$11.57		$11.88	$10.74
Total return (%) (r)(s)(t)(x)	(2.61	)(n)	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.41	(a)	10.10	14.87	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	0.47	(a)	2.18	2.76	(a)
Portfolio turnover	8	(n)	37	2	(n)
Net assets at end of period (000 omitted)	$2,164		$1,268	$543
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of each fund’s adoption was limited to changes in each fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, each fund adopted the Final Rule with the impacts being that each fund is no longer required to present the components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Notes to Financial Statements (unaudited) – continued

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2018 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$558,873,840	$—	$—	$558,873,840

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2020 Fund
Financial Instruments
Mutual Funds	$347,069,075	$—	$—	$347,069,075

MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$253,854,227	$—	$—	$253,854,227

MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$567,637,888	$—	$—	$567,637,888

MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$241,497,482	$—	$—	$241,497,482

MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$421,531,515	$—	$—	$421,531,515

MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$167,972,618	$—	$—	$167,972,618

MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$210,870,966	$—	$—	$210,870,966

MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$87,142,322	$—	$—	$87,142,322

MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$5,752,546	$—	$—	$5,752,546

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Notes to Financial Statements (unaudited) – continued

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/18	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$12,605,779	$10,537,384	$6,358,589	$14,663,281	$5,512,109
Long-term capital gains	6,382,316	4,886,326	950,079	5,000,049	1,250,038
Total distributions	$18,988,095	$15,423,710	$7,308,668	$19,663,330	$6,762,147

Year ended 4/30/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$10,491,232	$3,550,071	$4,260,080	$1,398,251	$44,075
Long-term capital gains	3,240,477	956,004	1,218,136	300,022	8,525
Total distributions	$13,731,709	$4,506,075	$5,478,216	$1,698,273	$52,600
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/18	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Cost of investments	$537,627,176	$326,937,577	$239,852,299	$484,670,820	$216,003,702
Gross appreciation	33,617,826	26,139,016	18,821,599	104,085,953	27,336,821
Gross depreciation	(12,371,162)	(6,007,518)	(4,819,671)	(21,118,885)	(1,843,041)
Net unrealized appreciation (depreciation)	$21,246,664	$20,131,498	$14,001,928	$82,967,068	$25,493,780

As of 4/30/18
Undistributed ordinary income	713,224	1,911,276	1,712,491	1,830,340	2,135,048
Undistributed long-term capital gain	5,462,262	6,188,842	2,286,643	11,231,101	1,809,575
Other temporary differences	(653,249)	—	—	—	—
Net unrealized appreciation (depreciation)	33,692,413	30,135,571	20,146,378	100,406,325	32,515,593

As of 10/31/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Cost of investments	$336,521,678	$146,731,397	$183,289,198	$80,718,751	$5,802,593
Gross appreciation	87,029,327	21,708,663	28,243,202	6,688,682	60,270
Gross depreciation	(2,019,490)	(467,442)	(661,434)	(265,111)	(110,317)
Net unrealized appreciation (depreciation)	$85,009,837	$21,241,221	$27,581,768	$6,423,571	$(50,047)

As of 4/30/18
Undistributed ordinary income	1,113,960	896,954	315,467	78,389	1,337
Undistributed long-term capital gain	10,177,831	1,477,141	2,165,902	724,265	26,448
Late year ordinary loss deferral	—	—	(2,969)	—	—
Net unrealized appreciation (depreciation)	98,896,748	24,692,175	34,094,544	8,429,239	162,121

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18
Class A	$970,367	$2,398,788	$—	$1,249,773	$—	$432,896
Class B	57,707	186,981	—	91,371	—	26,321
Class C	641,000	1,985,495	—	279,201	—	73,131
Class I	390,717	797,088	—	53,819	—	3,368
Class R1	21,669	60,968	—	89,059	—	18,945
Class R2	215,933	558,776	—	1,767,538	—	854,419
Class R3	483,590	1,174,314	—	2,259,963	—	1,442,800
Class R4	538,776	1,904,479	—	2,431,246	—	2,364,609
Class R6	273,697	458,470	—	1,225,726	—	818,543
Class 529A	748,523	1,673,544	—	—	—	—
Class 529B	19,467	58,435	—	—	—	—
Class 529C	169,302	467,772	—	—	—	—
Total	$4,530,748	$11,725,110	$—	$9,447,696	$—	$6,035,032

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18
Class A	$—	$1,387,972	$—	$337,208	$—	$789,985
Class B	—	141,645	—	27,870	—	73,989
Class C	—	264,745	—	42,702	—	180,808
Class I	—	50,068	—	13,040	—	46,257
Class R1	—	106,904	—	36,641	—	58,974
Class R2	—	2,427,710	—	668,384	—	1,759,698
Class R3	—	2,990,300	—	1,220,662	—	1,703,757
Class R4	—	3,583,069	—	2,367,031	—	3,421,430
Class R6	—	1,747,665	—	636,542	—	1,102,127
Total	$—	$12,700,078	$—	$5,350,080	$—	$9,137,025

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18
Class A	$—	$170,187	$—	$236,172	$—	$83,567
Class B	—	14,121	—	16,826	—	6,631
Class C	—	36,236	—	40,269	—	22,020
Class I	—	4,138	—	14,180	—	1,782
Class R1	—	11,938	—	13,471	—	9,021
Class R2	—	370,779	—	803,171	—	232,915
Class R3	—	727,135	—	776,294	—	311,034
Class R4	—	1,757,947	—	1,576,226	—	558,543
Class R6	—	367,530	—	498,415	—	147,528
Total	$—	$3,460,011	$—	$3,975,024	$—	$1,373,041

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2060 Fund
	Six Months Ended 10/31/18	Year Ended 4/30/18
Class A	$—	$3,710
Class B	—	810
Class C	—	1,084
Class I	—	1,261
Class R1	—	704
Class R2	—	1,344
Class R3	—	12,696
Class R4	—	4,710
Class R6	—	15,731
Total	$—	$42,050
From net realized gain
	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18
Class A	$—	$1,323,158	$—	$787,622	$—	$92,868
Class B	—	155,225	—	83,367	—	7,913
Class C	—	1,677,548	—	252,436	—	21,166
Class I	—	403,673	—	30,731	—	672
Class R1	—	50,876	—	75,203	—	4,876
Class R2	—	340,570	—	1,228,335	—	194,805
Class R3	—	658,794	—	1,402,030	—	308,197
Class R4	—	669,958	—	1,445,562	—	486,778
Class R6	—	271,378	—	670,728	—	156,361
Class 529A	—	1,155,342	—	—	—	—
Class 529B	—	60,914	—	—	—	—
Class 529C	—	495,549	—	—	—	—
Total	$—	$7,262,985	$—	$5,976,014	$—	$1,273,636

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18
Class A	$—	$762,335	$—	$91,006	$—	$398,600
Class B	—	114,519	—	10,307	—	56,391
Class C	—	211,589	—	15,777	—	133,920
Class I	—	24,922	—	3,214	—	21,200
Class R1	—	81,645	—	11,393	—	44,925
Class R2	—	1,481,346	—	193,626	—	999,949
Class R3	—	1,628,664	—	328,483	—	855,727
Class R4	—	1,828,737	—	605,985	—	1,603,287
Class R6	—	829,495	—	152,276	—	480,685
Total	$—	$6,963,252	$—	$1,412,067	$—	$4,594,684

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18	Six Months Ended 10/31/18	Year Ended 4/30/18
Class A	$—	$53,084	$—	$92,817	$—	$20,516
Class B	—	6,297	—	9,631	—	2,409
Class C	—	15,525	—	23,130	—	7,998
Class I	—	1,187	—	4,927	—	398
Class R1	—	4,814	—	6,860	—	2,874
Class R2	—	123,741	—	342,907	—	60,382
Class R3	—	226,378	—	296,244	—	75,049
Class R4	—	514,360	—	560,958	—	124,530
Class R6	—	100,678	—	165,718	—	31,076
Total	$—	$1,046,064	$—	$1,503,192	$—	$325,232

	MFS Lifetime 2060 Fund
	Six Months Ended 10/31/18	Year Ended 4/30/18
Class A	$—	$927
Class B	—	325
Class C	—	407
Class I	—	297
Class R1	—	296
Class R2	—	385
Class R3	—	3,132
Class R4	—	1,104
Class R6	—	3,677
Total	$—	$10,550

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the six months ended October 31, 2018, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$590,826	$411,818	$330,574	$577,679	$338,837	$475,558	$293,110	$329,752	$244,680	$105,130

For Class R6 shares, the investment adviser has further agreed to bear each fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2019. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$4,377	$3,066
MFS Lifetime 2020 Fund	2,580	—
MFS Lifetime 2025 Fund	3,315	—
MFS Lifetime 2030 Fund	14,678	—
MFS Lifetime 2035 Fund	7,304	—
MFS Lifetime 2040 Fund	7,948	—
MFS Lifetime 2045 Fund	3,588	—
MFS Lifetime 2050 Fund	6,373	—
MFS Lifetime 2055 Fund	3,568	—
MFS Lifetime 2060 Fund	1,060	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$136,979
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	56,064
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	21,833
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.24%	75,110
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.24%	17,711
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.24%	42,997
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	9,346
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	14,635
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	5,906
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	527

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$56,537
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	22,019
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	0.99%	7,164
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	44,601
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	8,771
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	25,025
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	4,667
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	7,045
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	2,621
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	523

Notes to Financial Statements (unaudited) – continued

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$627,017
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	66,539
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	19,249
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	81,117
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	12,400
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	59,434
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	10,447
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	14,926
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	9,551
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	670

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$21,228
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	23,885
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	6,721
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	36,291
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	10,561
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	24,295
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	6,025
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	5,827
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	5,046
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	313

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$71,020
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	180,173
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	94,086
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	294,682
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	88,110
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	221,697
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	55,254
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	124,258
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	43,928
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	890

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$68,261
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	104,381
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	82,470
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	173,371
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	77,305
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	109,397
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	56,118
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	63,037
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	29,903
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	1,590

	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.23%	$108,516

Notes to Financial Statements (unaudited) – continued

	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.98%	$19,909

	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$173,335

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$1,282,802	$453,061	$231,523	$705,172	$214,858

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Total Distribution and Service Fees	$482,845	$141,857	$229,728	$96,955	$4,513

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2018, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$1,572	$739	$1,811	$1,707	$390
Class B	1	19	103	35	2
Class C	55	42	2	179	53
Class R1	43	—	—	70	1
Class R2	91	313	6	621	—
Class R3	4	1	20	12	82
Class 529A	7,225	N/A	N/A	N/A	N/A
Class 529B	315	N/A	N/A	N/A	N/A
Class 529C	1,822	N/A	N/A	N/A	N/A

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$995	$148	$173	$47	$—
Class B	107	22	14	—	—
Class C	55	—	11	14	—
Class R2	406	67	75	1	—
Class R3	97	1	77	2	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2018, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$1,450	$15	$225	$262	$21
Class B	5,964	3,540	—	8,476	726
Class C	5,183	318	288	749	103
Class 529B	177	N/A	N/A	N/A	N/A
Class 529C	183	N/A	N/A	N/A	N/A

CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$177	$117	$64	$125	$—
Class B	3,892	555	858	197	—
Class C	392	121	445	121	99

Notes to Financial Statements (unaudited) – continued

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the MFS Lifetime Income Fund for the six months ended October 31, 2018, were as follows:

Fee
Class 529A	$21,703
Class 529B	995
Class 529C	8,667
Total Program Manager Fees	$31,365

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended October 31, 2018, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Expenses paid	$85,188	$14,419	$11,049	$23,154	$12,984
Percentage of average daily net assets	0.0295%	0.0079%	0.0087%	0.0078%	0.0105%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Expenses paid	$21,934	$13,010	$16,296	$15,630	$1,600
Percentage of average daily net assets	0.0099%	0.0150%	0.0149%	0.0351%	0.0684%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$327,570	$253,538	$194,613	$382,546	$204,085	$311,197	$163,128	$192,758	$115,062	$5,199

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2018 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Percentage of average daily net assets	0.0031%	0.0049%	0.0069%	0.0030%	0.0071%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Percentage of average daily net assets	0.0040%	0.0101%	0.0080%	0.0198%	0.3775%
Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO

Notes to Financial Statements (unaudited) – continued

Agreement. For the six months ended October 31, 2018, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
$473	$300	$196	$478	$194

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$346	$142	$179	$74	$4

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 15, 2017, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class R6	4,213	$52,321
MFS Lifetime 2020 Fund	Class R6	3,970	52,878
MFS Lifetime 2025 Fund	Class R6	4,229	54,006
MFS Lifetime 2030 Fund	Class R6	3,651	55,393
MFS Lifetime 2035 Fund	Class R1	678	9,446
MFS Lifetime 2035 Fund	Class R6	3,981	56,089
MFS Lifetime 2040 Fund	Class R6	3,585	56,496
MFS Lifetime 2045 Fund	Class B	699	9,958
MFS Lifetime 2045 Fund	Class R1	696	9,947
MFS Lifetime 2045 Fund	Class R6	3,921	56,546
MFS Lifetime 2050 Fund	Class B	3,525	60,244
MFS Lifetime 2050 Fund	Class R1	582	9,919
MFS Lifetime 2050 Fund	Class R6	3,265	56,547
MFS Lifetime 2055 Fund	Class B	823	11,938
MFS Lifetime 2055 Fund	Class I	744	10,855
MFS Lifetime 2055 Fund	Class R1	820	11,865
MFS Lifetime 2055 Fund	Class R6	3,854	56,544

At October 31, 2018, MFS held approximately 58%, 100%, and 100% of the outstanding shares of Class B, Class I, and Class R1, respectively, of the MFS Lifetime 2060 Fund.

(4)	Portfolio Securities

For the six months ended October 31, 2018, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$26,239,200	$26,782,712	$38,054,925	$56,106,500	$34,909,414
Sales	$31,654,160	$36,432,890	$17,377,402	$43,488,339	$14,083,117

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Purchases	$33,586,768	$20,606,990	$21,562,631	$17,255,174	$2,747,677
Sales	$29,306,081	$9,077,306	$11,653,166	$6,836,270	$381,372

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	933,467	$11,498,298	1,570,740	$19,455,932	237,497	$3,126,256	874,650	$11,535,936
Class B	20,610	252,842	41,009	509,648	17,097	221,773	20,859	273,064
Class C	410,424	5,051,733	1,058,685	13,125,576	53,128	681,675	124,141	1,598,345
Class I	1,015,417	12,519,581	1,054,906	13,083,468	149,826	1,973,780	43,525	577,609
Class R1	21,964	270,838	76,139	943,967	46,219	602,253	58,349	767,529
Class R2	381,413	4,699,572	770,210	9,540,633	764,106	9,960,110	1,816,565	23,850,777
Class R3	435,547	5,375,282	1,578,766	19,605,115	954,558	12,568,154	2,178,484	28,760,987
Class R4	478,478	5,899,608	977,153	12,095,704	1,131,798	14,996,918	1,872,609	24,848,676
Class R6	266,836	3,295,224	1,864,974	23,340,425	905,621	11,948,403	2,379,969	32,044,301
Class 529A	3,207,359	32,249,424	4,868,641	49,659,678	—	—	—	—
Class 529B	149,293	1,499,960	278,741	2,844,484	—	—	—	—
Class 529C	1,082,619	10,879,831	2,362,887	24,093,144	—	—	—	—
	8,403,427	$93,492,193	16,502,851	$188,297,774	4,259,850	$56,079,322	9,369,151	$124,257,224

Shares issued to shareholders in reinvestment of distributions
Class A	77,506	$953,278	292,591	$3,638,273	—	$—	137,450	$1,797,843
Class B	4,525	55,656	26,741	332,903	—	—	13,169	171,460
Class C	50,999	627,076	287,628	3,578,466	—	—	35,653	457,789
Class I	24,757	304,468	72,022	896,019	—	—	5,756	75,752
Class R1	1,749	21,527	8,972	111,786	—	—	12,597	164,262
Class R2	16,157	198,784	66,213	823,895	—	—	208,430	2,707,503
Class R3	39,266	482,933	147,244	1,831,616	—	—	279,755	3,661,993
Class R4	43,666	537,102	206,323	2,566,100	—	—	294,590	3,876,808
Class R6	19,256	237,573	49,628	618,687	—	—	127,866	1,680,156
Class 529A	72,989	736,931	275,125	2,811,781	—	—	—	—
Class 529B	1,900	19,177	11,617	118,801	—	—	—	—
Class 529C	16,506	166,592	93,840	958,836	—	—	—	—
	369,276	$4,341,097	1,537,944	$18,287,163	—	$—	1,115,266	$14,593,566

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Income Fund – continued				MFS Lifetime 2020 Fund – continued
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,043,124)	$(12,833,677)	(2,509,753)	$(31,085,779)	(570,165)	$(7,476,118)	(1,314,434)	$(17,415,297)
Class B	(146,300)	(1,796,376)	(398,723)	(4,947,769)	(45,430)	(589,882)	(114,201)	(1,496,009)
Class C	(1,325,750)	(16,322,941)	(2,930,152)	(36,287,026)	(100,154)	(1,284,257)	(437,526)	(5,639,052)
Class I	(421,994)	(5,190,521)	(1,154,296)	(14,326,758)	(150,656)	(1,996,290)	(41,460)	(549,913)
Class R1	(51,382)	(634,453)	(95,654)	(1,189,500)	(49,114)	(635,480)	(54,447)	(716,502)
Class R2	(466,987)	(5,740,766)	(1,209,849)	(15,015,150)	(1,200,510)	(15,647,726)	(2,363,331)	(31,013,425)
Class R3	(505,468)	(6,221,836)	(1,374,650)	(17,055,452)	(1,486,032)	(19,571,781)	(1,750,424)	(23,118,351)
Class R4	(620,430)	(7,619,805)	(6,094,327)	(76,564,127)	(1,062,484)	(14,036,891)	(6,752,614)	(91,728,500)
Class R6	(402,520)	(4,978,031)	(293,127)	(3,644,616)	(309,560)	(4,096,732)	(668,138)	(8,882,236)
Class 529A	(2,455,506)	(24,737,100)	(4,138,056)	(42,244,514)	—	—	—	—
Class 529B	(138,726)	(1,397,471)	(365,560)	(3,734,820)	—	—	—	—
Class 529C	(991,330)	(9,970,699)	(2,276,627)	(23,184,198)	—	—	—	—
	(8,569,517)	$(97,443,676)	(22,840,774)	$(269,279,709)	(4,974,105)	$(65,335,157)	(13,496,575)	$(180,559,285)

Net change
Class A	(32,151)	$(382,101)	(646,422)	$(7,991,574)	(332,668)	$(4,349,862)	(302,334)	$(4,081,518)
Class B	(121,165)	(1,487,878)	(330,973)	(4,105,218)	(28,333)	(368,109)	(80,173)	(1,051,485)
Class C	(864,327)	(10,644,132)	(1,583,839)	(19,582,984)	(47,026)	(602,582)	(277,732)	(3,582,918)
Class I	618,180	7,633,528	(27,368)	(347,271)	(830)	(22,510)	7,821	103,448
Class R1	(27,669)	(342,088)	(10,543)	(133,747)	(2,895)	(33,227)	16,499	215,289
Class R2	(69,417)	(842,410)	(373,426)	(4,650,622)	(436,404)	(5,687,616)	(338,336)	(4,455,145)
Class R3	(30,655)	(363,621)	351,360	4,381,279	(531,474)	(7,003,627)	707,815	9,304,629
Class R4	(98,286)	(1,183,095)	(4,910,851)	(61,902,323)	69,314	960,027	(4,585,415)	(63,003,016)
Class R6	(116,428)	(1,445,234)	1,621,475	20,314,496	596,061	7,851,671	1,839,697	24,842,221
Class 529A	824,842	8,249,255	1,005,710	10,226,945	—	—	—	—
Class 529B	12,467	121,666	(75,202)	(771,535)	—	—	—	—
Class 529C	107,795	1,075,724	180,100	1,867,782	—	—	—	—
	203,186	$389,614	(4,799,979)	$(62,694,772)	(714,255)	$(9,255,835)	(3,012,158)	$(41,708,495)

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	216,296	$2,814,134	439,342	$5,659,951	430,523	$6,755,244	792,497	$12,242,729
Class B	8,894	115,445	22,994	292,465	46,146	706,164	48,645	737,390
Class C	39,094	501,754	86,290	1,100,035	81,428	1,251,417	150,628	2,271,328
Class I	5,216	68,348	68,375	883,133	22,983	365,119	38,067	592,551
Class R1	38,349	497,222	79,777	1,018,577	75,383	1,175,386	158,961	2,413,570
Class R2	543,994	7,031,068	1,571,472	20,053,970	1,227,129	19,134,545	2,686,924	40,756,518
Class R3	987,819	12,860,610	2,407,920	30,860,791	1,558,322	24,556,592	2,723,768	41,722,708
Class R4	1,759,923	23,008,223	1,831,071	23,611,322	1,635,412	25,932,945	2,396,549	36,938,959
Class R6	484,039	6,334,163	2,171,031	28,488,221	1,247,156	19,694,780	3,039,876	47,374,211
	4,083,624	$53,230,967	8,678,272	$111,968,465	6,324,482	$99,572,192	12,035,915	$185,049,964

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund – continued				MFS Lifetime 2030 Fund – continued
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	36,062	$464,122	—	$—	122,981	$1,902,517
Class B	—	—	2,674	34,231	—	—	16,260	248,610
Class C	—	—	7,133	90,868	—	—	26,789	407,191
Class I	—	—	313	4,040	—	—	4,356	67,649
Class R1	—	—	1,857	23,821	—	—	12,283	188,549
Class R2	—	—	70,893	907,430	—	—	233,981	3,586,923
Class R3	—	—	136,264	1,750,997	—	—	299,350	4,618,964
Class R4	—	—	220,867	2,851,387	—	—	348,141	5,410,114
Class R6	—	—	61,003	787,543	—	—	131,223	2,039,201
	—	$—	537,066	$6,914,439	—	$—	1,195,364	$18,469,718

Shares reacquired
Class A	(165,412)	$(2,137,919)	(347,589)	$(4,443,758)	(634,287)	$(9,968,065)	(923,005)	$(14,185,368)
Class B	(10,704)	(137,935)	(19,239)	(243,320)	(56,944)	(884,339)	(94,951)	(1,435,970)
Class C	(15,259)	(196,237)	(82,528)	(1,044,970)	(111,053)	(1,708,019)	(237,561)	(3,574,873)
Class I	(6,590)	(86,522)	(37,202)	(479,223)	(24,392)	(388,363)	(21,950)	(344,511)
Class R1	(9,959)	(127,948)	(19,980)	(257,485)	(44,701)	(696,410)	(123,254)	(1,860,960)
Class R2	(832,265)	(10,661,828)	(725,005)	(9,215,230)	(1,431,921)	(22,208,141)	(2,928,379)	(44,562,712)
Class R3	(725,804)	(9,379,696)	(755,969)	(9,721,463)	(1,684,669)	(26,517,244)	(1,665,039)	(25,650,805)
Class R4	(521,975)	(6,834,310)	(6,589,685)	(87,093,536)	(1,246,034)	(19,682,999)	(6,102,456)	(96,547,086)
Class R6	(213,865)	(2,798,775)	(591,896)	(7,598,522)	(275,061)	(4,359,567)	(725,589)	(11,110,604)
	(2,501,833)	$(32,361,170)	(9,169,093)	$(120,097,507)	(5,509,062)	$(86,413,147)	(12,822,184)	$(199,272,889)

Net change
Class A	50,884	$676,215	127,815	$1,680,315	(203,764)	$(3,212,821)	(7,527)	$(40,122)
Class B	(1,810)	(22,490)	6,429	83,376	(10,798)	(178,175)	(30,046)	(449,970)
Class C	23,835	305,517	10,895	145,933	(29,625)	(456,602)	(60,144)	(896,354)
Class I	(1,374)	(18,174)	31,486	407,950	(1,409)	(23,244)	20,473	315,689
Class R1	28,390	369,274	61,654	784,913	30,682	478,976	47,990	741,159
Class R2	(288,271)	(3,630,760)	917,360	11,746,170	(204,792)	(3,073,596)	(7,474)	(219,271)
Class R3	262,015	3,480,914	1,788,215	22,890,325	(126,347)	(1,960,652)	1,358,079	20,690,867
Class R4	1,237,948	16,173,913	(4,537,747)	(60,630,827)	389,378	6,249,946	(3,357,766)	(54,198,013)
Class R6	270,174	3,535,388	1,640,138	21,677,242	972,095	15,335,213	2,445,510	38,302,808
	1,581,791	$20,869,797	46,245	$(1,214,603)	815,420	$13,159,045	409,095	$4,246,793

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	126,410	$1,879,189	456,502	$6,526,819	204,289	$3,416,129	566,906	$9,118,996
Class B	8,105	118,761	27,756	404,504	11,969	196,963	28,889	457,124
Class C	28,361	413,447	58,484	826,502	42,412	694,596	112,298	1,767,637
Class I	11,084	161,202	27,363	398,188	19,163	328,706	33,293	534,779
Class R1	42,093	622,590	158,580	2,259,004	61,412	1,013,313	129,646	2,069,716
Class R2	559,457	8,302,131	1,201,115	17,182,087	801,990	13,325,002	2,041,886	32,521,105
Class R3	534,963	7,998,669	1,952,076	28,095,710	740,696	12,430,379	1,976,416	31,789,457
Class R4	1,659,983	24,844,250	1,636,022	23,602,579	1,327,161	22,429,214	2,238,497	36,205,561
Class R6	353,363	5,318,290	1,266,185	18,699,329	809,488	13,589,909	1,461,342	23,936,198
	3,323,819	$49,658,529	6,784,083	$97,994,722	4,018,580	$67,424,211	8,589,173	$138,400,573

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund – continued				MFS Lifetime 2040 Fund – continued
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	26,822	$390,791	—	$—	63,997	$1,043,784
Class B	—	—	2,635	38,177	—	—	7,882	127,694
Class C	—	—	3,688	53,258	—	—	16,745	267,914
Class I	—	—	972	14,173	—	—	3,053	50,032
Class R1	—	—	3,313	48,034	—	—	6,437	103,899
Class R2	—	—	51,210	743,064	—	—	153,118	2,478,978
Class R3	—	—	106,251	1,549,145	—	—	157,024	2,559,484
Class R4	—	—	203,214	2,973,016	—	—	305,826	5,024,717
Class R6	—	—	36,046	527,354	—	—	66,594	1,093,476
	—	$—	434,151	$6,337,012	—	$—	780,676	$12,749,978

Shares reacquired
Class A	(198,854)	$(2,918,284)	(216,888)	$(3,065,616)	(366,605)	$(6,085,484)	(750,115)	$(12,120,811)
Class B	(11,523)	(171,292)	(9,178)	(130,176)	(25,234)	(416,719)	(61,949)	(977,838)
Class C	(31,237)	(452,741)	(30,283)	(427,897)	(99,289)	(1,639,299)	(147,583)	(2,319,106)
Class I	(7,265)	(104,479)	(7,910)	(111,456)	(15,921)	(265,323)	(48,595)	(803,760)
Class R1	(26,447)	(390,818)	(75,180)	(1,085,773)	(50,622)	(837,725)	(129,884)	(2,013,528)
Class R2	(679,570)	(9,941,068)	(595,883)	(8,464,857)	(1,019,759)	(16,859,589)	(2,471,692)	(39,422,790)
Class R3	(437,797)	(6,436,717)	(686,777)	(9,976,722)	(1,023,390)	(17,075,296)	(950,303)	(15,320,665)
Class R4	(417,505)	(6,266,059)	(4,686,868)	(70,040,299)	(1,011,905)	(16,957,051)	(5,318,065)	(88,921,009)
Class R6	(132,001)	(1,987,912)	(197,343)	(2,875,767)	(154,780)	(2,613,545)	(262,338)	(4,293,540)
	(1,942,199)	$(28,669,370)	(6,506,310)	$(96,178,563)	(3,767,505)	$(62,750,031)	(10,140,524)	$(166,193,047)

Net change
Class A	(72,444)	$(1,039,095)	266,436	$3,851,994	(162,316)	$(2,669,355)	(119,212)	$(1,958,031)
Class B	(3,418)	(52,531)	21,213	312,505	(13,265)	(219,756)	(25,178)	(393,020)
Class C	(2,876)	(39,294)	31,889	451,863	(56,877)	(944,703)	(18,540)	(283,555)
Class I	3,819	56,723	20,425	300,905	3,242	63,383	(12,249)	(218,949)
Class R1	15,646	231,772	86,713	1,221,265	10,790	175,588	6,199	160,087
Class R2	(120,113)	(1,638,937)	656,442	9,460,294	(217,769)	(3,534,587)	(276,688)	(4,422,707)
Class R3	97,166	1,561,952	1,371,550	19,668,133	(282,694)	(4,644,917)	1,183,137	19,028,276
Class R4	1,242,478	18,578,191	(2,847,632)	(43,464,704)	315,256	5,472,163	(2,773,742)	(47,690,731)
Class R6	221,362	3,330,378	1,104,888	16,350,916	654,708	10,976,364	1,265,598	20,736,134
	1,381,620	$20,989,159	711,924	$8,153,171	251,075	$4,674,180	(770,675)	$(15,042,496)

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	77,372	$1,206,586	205,909	$3,078,824	108,106	$2,033,047	208,910	$3,748,870
Class B	2,232	34,401	14,466	213,109	11,568	213,772	14,164	251,649
Class C	14,735	225,408	50,434	735,389	20,921	383,453	37,732	666,022
Class I	2,250	35,105	5,325	81,375	2,757	51,856	11,887	209,225
Class R1	45,045	697,863	36,490	538,253	27,744	509,825	40,471	714,936
Class R2	363,410	5,595,107	831,560	12,267,212	612,214	11,314,653	1,378,613	24,381,437
Class R3	397,655	6,174,214	1,519,379	22,643,543	427,608	7,965,949	1,397,753	25,009,017
Class R4	888,046	13,804,700	1,472,346	21,844,889	678,981	12,707,075	1,459,139	25,972,233
Class R6	236,566	3,675,888	878,888	13,313,294	321,078	5,991,617	876,884	15,883,236
	2,027,311	$31,449,272	5,014,797	$74,715,888	2,210,977	$41,171,247	5,425,553	$96,836,625

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2045 Fund – continued				MFS Lifetime 2050 Fund – continued
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	13,745	$207,280	—	$—	16,639	$303,168
Class B	—	—	1,359	20,418	—	—	1,467	26,454
Class C	—	—	2,547	38,071	—	—	3,122	55,946
Class I	—	—	352	5,325	—	—	1,050	19,107
Class R1	—	—	1,114	16,750	—	—	1,134	20,331
Class R2	—	—	28,438	426,005	—	—	58,618	1,055,119
Class R3	—	—	63,272	953,513	—	—	59,256	1,072,536
Class R4	—	—	150,285	2,272,307	—	—	117,557	2,137,183
Class R6	—	—	23,148	349,772	—	—	29,666	539,036
	—	$—	284,260	$4,289,441	—	$—	288,509	$5,228,880

Shares reacquired
Class A	(112,916)	$(1,736,554)	(150,367)	$(2,212,403)	(142,981)	$(2,659,418)	(235,042)	$(4,180,453)
Class B	(6,432)	(99,703)	(7,228)	(106,632)	(1,488)	(27,601)	(9,104)	(159,713)
Class C	(7,311)	(112,883)	(41,757)	(624,943)	(11,066)	(204,262)	(41,392)	(736,810)
Class I	(400)	(6,282)	(5,004)	(77,136)	(4,806)	(90,483)	(7,446)	(134,385)
Class R1	(6,295)	(97,441)	(13,397)	(196,477)	(15,184)	(278,310)	(20,039)	(346,261)
Class R2	(487,544)	(7,371,013)	(283,210)	(4,167,931)	(538,156)	(9,906,808)	(921,667)	(16,254,014)
Class R3	(321,799)	(4,922,568)	(463,617)	(6,925,830)	(432,907)	(8,049,733)	(456,605)	(8,149,930)
Class R4	(262,035)	(4,097,968)	(3,095,993)	(47,589,071)	(425,534)	(7,950,468)	(2,232,305)	(40,832,891)
Class R6	(87,910)	(1,361,674)	(170,040)	(2,543,538)	(101,997)	(1,899,252)	(156,495)	(2,830,861)
	(1,292,642)	$(19,806,086)	(4,230,613)	$(64,443,961)	(1,674,119)	$(31,066,335)	(4,080,095)	$(73,625,318)

Net change
Class A	(35,544)	$(529,968)	69,287	$1,073,701	(34,875)	$(626,371)	(9,493)	$(128,415)
Class B	(4,200)	(65,302)	8,597	126,895	10,080	186,171	6,527	118,390
Class C	7,424	112,525	11,224	148,517	9,855	179,191	(538)	(14,842)
Class I	1,850	28,823	673	9,564	(2,049)	(38,627)	5,491	93,947
Class R1	38,750	600,422	24,207	358,526	12,560	231,515	21,566	389,006
Class R2	(124,134)	(1,775,906)	576,788	8,525,286	74,058	1,407,845	515,564	9,182,542
Class R3	75,856	1,251,646	1,119,034	16,671,226	(5,299)	(83,784)	1,000,404	17,931,623
Class R4	626,011	9,706,732	(1,473,362)	(23,471,875)	253,447	4,756,607	(655,609)	(12,723,475)
Class R6	148,656	2,314,214	731,996	11,119,528	219,081	4,092,365	750,055	13,591,411
	734,669	$11,643,186	1,068,444	$14,561,368	536,858	$10,104,912	1,633,967	$28,440,187

	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	54,841	$867,283	135,897	$2,061,650	24,857	$300,059	20,978	$245,093
Class B	4,045	63,801	5,887	87,495	2,622	31,052	1,005	11,898
Class C	14,617	227,986	37,573	563,827	4,807	57,881	3,714	43,468
Class I	1,452	23,249	3,368	52,959	—	—	—	—
Class R1	24,595	383,119	41,788	633,186	—	—	—	—
Class R2	363,024	5,713,394	692,977	10,422,166	32,076	390,282	7,827	93,754
Class R3	355,065	5,629,738	884,135	13,410,315	49,768	598,221	96,480	1,128,433
Class R4	583,152	9,257,401	1,093,741	16,568,171	43,060	524,406	48,464	571,598
Class R6	198,133	3,148,824	432,778	6,696,227	88,924	1,083,594	58,397	698,436
	1,598,924	$25,314,795	3,328,144	$50,495,996	246,114	$2,985,495	236,865	$2,792,680

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2055 Fund – continued				MFS Lifetime 2060 Fund – continued
	Six Months Ended 10/31/18		Year ended 4/30/18		Six Months Ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	6,323	$97,308	—	$—	393	$4,637
Class B	—	—	589	9,040	—	—	96	1,135
Class C	—	—	1,486	22,660	—	—	126	1,491
Class I	—	—	142	2,180	—	—	132	1,558
Class R1	—	—	778	11,895	—	—	84	1,000
Class R2	—	—	16,753	256,482	—	—	148	1,729
Class R3	—	—	25,103	386,083	—	—	1,341	15,828
Class R4	—	—	44,240	683,073	—	—	491	5,814
Class R6	—	—	7,857	121,315	—	—	1,594	18,825
	—	$—	103,271	$1,590,036	—	$—	4,405	$52,017

Shares reacquired
Class A	(66,047)	$(1,042,667)	(80,647)	$(1,215,307)	(985)	$(12,043)	(1,077)	$(12,803)
Class B	(482)	(7,472)	(5,069)	(77,185)	—	—	(7)	(83)
Class C	(5,409)	(83,637)	(14,597)	(217,359)	(834)	(10,158)	(330)	(3,968)
Class I	(740)	(11,912)	(1,799)	(27,446)	—	—	—	—
Class R1	(7,715)	(121,614)	(9,717)	(146,933)	—	—	—	—
Class R2	(347,602)	(5,345,744)	(176,227)	(2,665,755)	(2,612)	(31,586)	(270)	(3,145)
Class R3	(245,959)	(3,820,128)	(256,438)	(3,886,504)	(25,075)	(302,328)	(4,550)	(53,797)
Class R4	(236,602)	(3,774,546)	(972,079)	(15,064,682)	(8,517)	(103,499)	(24,111)	(285,509)
Class R6	(37,464)	(598,282)	(67,992)	(1,041,732)	(8,648)	(105,025)	(3,852)	(46,053)
	(948,020)	$(14,806,002)	(1,584,565)	$(24,342,903)	(46,671)	$(564,639)	(34,197)	$(405,358)

Net change
Class A	(11,206)	$(175,384)	61,573	$943,651	23,872	$288,016	20,294	$236,927
Class B	3,563	56,329	1,407	19,350	2,622	31,052	1,094	12,950
Class C	9,208	144,349	24,462	369,128	3,973	47,723	3,510	40,991
Class I	712	11,337	1,711	27,693	—	—	132	1,558
Class R1	16,880	261,505	32,849	498,148	—	—	84	1,000
Class R2	15,422	367,650	533,503	8,012,893	29,464	358,696	7,705	92,338
Class R3	109,106	1,809,610	652,800	9,909,894	24,693	295,893	93,271	1,090,464
Class R4	346,550	5,482,855	165,902	2,186,562	34,543	420,907	24,844	291,903
Class R6	160,669	2,550,542	372,643	5,775,810	80,276	978,569	56,139	671,208
	650,904	$10,508,793	1,846,850	$27,743,129	199,443	$2,420,856	207,073	$2,439,339

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For

Notes to Financial Statements (unaudited) – continued

the six months ended October 31, 2018, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Commitment Fee	$1,576	$993	$649	$1,597	$634
Interest Expense	—	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Commitment Fee	$1,212	$457	$590	$225	$10
Interest Expense	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	411,203	21,309	(40,836)	391,676
MFS Blended Research Growth Equity Fund	827,994	53,204	(105,204)	775,994
MFS Blended Research International Equity Fund	1,143,454	198,713	(74,190)	1,267,977
MFS Blended Research Mid Cap Equity Fund	1,433,457	109,758	(111,001)	1,432,214
MFS Blended Research Small Cap Equity Fund	431,753	29,017	(58,975)	401,795
MFS Blended Research Value Equity Fund	878,665	53,189	(71,367)	860,487
MFS Commodity Strategy Fund	1,884,479	224,358	(181,735)	1,927,102
MFS Emerging Markets Debt Fund	782,462	68,710	(34,261)	816,911
MFS Emerging Markets Debt Local Currency Fund	784,357	161,488	(49,423)	896,422
MFS Global Bond Fund	3,187,074	222,707	(81,462)	3,328,319
MFS Global Real Estate Fund	750,877	42,739	(70,900)	722,716
MFS Government Securities Fund	5,980,147	244,324	(222,615)	6,001,856
MFS Growth Fund	112,187	9,742	(16,581)	105,348
MFS High Income Fund	5,091,585	246,777	(209,208)	5,129,154
MFS Inflation-Adjusted Bond Fund	5,583,435	280,191	(180,835)	5,682,791
MFS Institutional Money Market Portfolio	1,355,793	22,493,720	(22,661,214)	1,188,299
MFS International Growth Fund	83,826	9,947	(6,525)	87,248
MFS International Value Fund	66,037	6,552	(4,210)	68,379
MFS Limited Maturity Fund	19,332,770	639,534	(852,581)	19,119,723
MFS Mid Cap Growth Fund	475,078	42,291	(67,678)	449,691
MFS Mid Cap Value Fund	361,024	24,145	(23,928)	361,241
MFS New Discovery Fund	88,631	10,389	(14,277)	84,743
MFS New Discovery Value Fund	183,157	15,260	(18,262)	180,155
MFS Research Fund	267,285	14,640	(27,158)	254,767
MFS Research International Fund	442,055	59,448	(29,656)	471,847
MFS Total Return Bond Fund	10,928,270	433,247	(364,165)	10,997,352
MFS Value Fund	289,212	22,600	(24,747)	287,065

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Income Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$149,440	$138,226	$—	$—	$11,017,833
MFS Blended Research Growth Equity Fund	287,450	139,348	—	—	10,910,477
MFS Blended Research International Equity Fund	(9,535)	(1,733,983)	—	—	13,846,312
MFS Blended Research Mid Cap Equity Fund	130,415	(519,215)	—	—	16,427,493
MFS Blended Research Small Cap Equity Fund	172,206	64,675	—	—	5,452,364
MFS Blended Research Value Equity Fund	91,998	(112,456)	—	—	11,040,045
MFS Commodity Strategy Fund	(121,209)	(630,836)	—	—	10,888,126
MFS Emerging Markets Debt Fund	(27,149)	(572,707)	—	272,584	11,208,014
MFS Emerging Markets Debt Local Currency Fund	(82,552)	(723,744)	—	154,808	5,557,817
MFS Global Bond Fund	(90,854)	(1,420,370)	—	352,951	27,957,876
MFS Global Real Estate Fund	33,161	154,904	—	—	11,209,324
MFS Government Securities Fund	(172,397)	(795,092)	—	784,587	56,057,340
MFS Growth Fund	640,028	(211,045)	20,118	30,538	10,999,362
MFS High Income Fund	(30,434)	(326,650)	—	444,313	16,823,626
MFS Inflation-Adjusted Bond Fund	(87,757)	(1,782,951)	—	862,058	56,032,320
MFS Institutional Money Market Portfolio	(736)	(41)	—	12,608	1,188,181
MFS International Growth Fund	26,389	(205,911)	—	—	2,772,736
MFS International Value Fund	13,051	(161,807)	—	—	2,776,848
MFS Limited Maturity Fund	(178,343)	(17,486)	—	1,368,062	112,232,775
MFS Mid Cap Growth Fund	543,122	(187,662)	—	—	8,278,819
MFS Mid Cap Value Fund	156,265	(427,463)	—	—	8,229,073
MFS New Discovery Fund	167,631	(115,575)	—	—	2,738,033
MFS New Discovery Value Fund	79,679	(134,204)	32,828	29,131	2,720,341
MFS Research Fund	386,536	(84,451)	—	—	11,041,625
MFS Research International Fund	11,021	(798,101)	—	—	8,257,325
MFS Total Return Bond Fund	(226,516)	(1,985,371)	—	1,726,846	112,063,013
MFS Value Fund	25,990	4,219	—	109,479	11,146,742
	$1,886,900	$(12,445,749)	$52,946	$6,147,965	$558,873,840

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	324,457	18,882	(54,531)	288,808
MFS Blended Research Growth Equity Fund	655,703	41,278	(126,191)	570,790
MFS Blended Research International Equity Fund	938,058	155,201	(126,516)	966,743
MFS Blended Research Mid Cap Equity Fund	1,061,726	74,361	(137,578)	998,509
MFS Blended Research Small Cap Equity Fund	274,018	18,911	(45,399)	247,530
MFS Blended Research Value Equity Fund	692,480	44,836	(100,728)	636,588
MFS Commodity Strategy Fund	1,188,669	179,629	(165,610)	1,202,688
MFS Emerging Markets Debt Fund	617,120	61,738	(69,753)	609,105
MFS Emerging Markets Debt Local Currency Fund	740,600	144,364	(106,231)	778,733
MFS Global Bond Fund	2,022,648	186,543	(128,995)	2,080,196
MFS Global Real Estate Fund	477,295	30,370	(56,860)	450,805
MFS Government Securities Fund	3,789,738	270,219	(306,151)	3,753,806
MFS Growth Fund	88,699	7,012	(18,405)	77,306
MFS High Income Fund	4,278,764	263,352	(512,124)	4,029,992
MFS Inflation-Adjusted Bond Fund	3,544,324	262,329	(256,083)	3,550,570
MFS Institutional Money Market Portfolio	102,405	3,793,187	(3,863,419)	32,173
MFS International Growth Fund	79,333	8,164	(12,913)	74,584
MFS International Value Fund	62,362	5,409	(9,186)	58,585
MFS Limited Maturity Fund	9,260,282	881,576	(502,447)	9,639,411
MFS Mid Cap Growth Fund	351,639	25,326	(65,074)	311,891
MFS Mid Cap Value Fund	265,586	17,646	(31,243)	251,989
MFS New Discovery Fund	56,184	6,206	(10,580)	51,810
MFS New Discovery Value Fund	115,985	10,302	(15,176)	111,111
MFS Research Fund	211,154	11,045	(34,369)	187,830
MFS Research International Fund	326,278	44,043	(41,401)	328,920
MFS Total Return Bond Fund	6,079,323	488,506	(361,194)	6,206,635
MFS Value Fund	229,286	16,814	(33,962)	212,138

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$206,725	$35,006	$—	$—	$8,124,162
MFS Blended Research Growth Equity Fund	366,674	(9,743)	—	—	8,025,302
MFS Blended Research International Equity Fund	48,636	(1,422,751)	—	—	10,556,831
MFS Blended Research Mid Cap Equity Fund	176,567	(432,436)	—	—	11,452,895
MFS Blended Research Small Cap Equity Fund	114,145	37,089	—	—	3,358,984
MFS Blended Research Value Equity Fund	146,495	(149,270)	—	—	8,167,423
MFS Commodity Strategy Fund	(54,760)	(414,344)	—	—	6,795,188
MFS Emerging Markets Debt Fund	(48,150)	(413,620)	—	209,737	8,356,921
MFS Emerging Markets Debt Local Currency Fund	(163,011)	(576,558)	—	140,963	4,828,144
MFS Global Bond Fund	(129,909)	(823,391)	—	223,038	17,473,644
MFS Global Real Estate Fund	23,936	90,429	—	—	6,991,991
MFS Government Securities Fund	(208,025)	(403,161)	—	495,328	35,060,553
MFS Growth Fund	856,929	(506,284)	15,650	23,756	8,071,516
MFS High Income Fund	(86,468)	(199,083)	—	362,140	13,218,375
MFS Inflation-Adjusted Bond Fund	(104,518)	(1,077,378)	—	544,345	35,008,622
MFS Institutional Money Market Portfolio	17	—	—	948	32,169
MFS International Growth Fund	144,199	(299,316)	—	—	2,370,273
MFS International Value Fund	143,467	(271,483)	—	—	2,379,167
MFS Limited Maturity Fund	(86,645)	(13,484)	—	675,167	56,583,341
MFS Mid Cap Growth Fund	594,200	(326,463)	—	—	5,741,913
MFS Mid Cap Value Fund	249,168	(435,417)	—	—	5,740,323
MFS New Discovery Fund	153,186	(120,351)	—	—	1,673,972
MFS New Discovery Value Fund	50,119	(82,683)	20,398	18,100	1,677,772
MFS Research Fund	577,417	(326,807)	—	—	8,140,555
MFS Research International Fund	66,779	(627,255)	—	—	5,756,099
MFS Total Return Bond Fund	(172,614)	(1,081,878)	—	971,119	63,245,607
MFS Value Fund	187,920	(153,440)	—	84,090	8,237,333
	$3,052,479	$(10,004,072)	$36,048	$3,748,731	$347,069,075

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	299,897	27,222	(22,914)	304,205
MFS Blended Research Growth Equity Fund	603,882	55,973	(53,314)	606,541
MFS Blended Research International Equity Fund	949,037	223,350	(68,110)	1,104,277
MFS Blended Research Mid Cap Equity Fund	1,092,526	116,614	(73,636)	1,135,504
MFS Blended Research Small Cap Equity Fund	224,945	22,201	(25,106)	222,040
MFS Blended Research Value Equity Fund	639,869	68,752	(41,415)	667,206
MFS Commodity Strategy Fund	981,496	180,031	(109,183)	1,052,344
MFS Emerging Markets Debt Fund	488,392	98,580	(31,577)	555,395
MFS Emerging Markets Debt Local Currency Fund	653,540	218,662	(56,954)	815,248
MFS Global Bond Fund	1,327,248	261,351	(79,565)	1,509,034
MFS Global Real Estate Fund	389,577	39,236	(39,895)	388,918
MFS Government Securities Fund	2,488,389	414,384	(187,704)	2,715,069
MFS Growth Fund	81,852	8,974	(8,880)	81,946
MFS High Income Fund	3,528,895	536,807	(192,213)	3,873,489
MFS Inflation-Adjusted Bond Fund	1,983,490	416,250	(122,343)	2,277,397
MFS Institutional Money Market Portfolio	591,359	3,950,957	(3,891,659)	650,657
MFS International Growth Fund	87,030	14,087	(6,261)	94,856
MFS International New Discovery Fund	31,637	2,439	(4,811)	29,265
MFS International Value Fund	68,317	10,327	(4,401)	74,243
MFS Limited Maturity Fund	2,061,077	695,319	(93,170)	2,663,226
MFS Mid Cap Growth Fund	362,264	37,141	(45,551)	353,854
MFS Mid Cap Value Fund	274,888	26,515	(15,482)	285,921
MFS New Discovery Fund	46,269	6,751	(6,386)	46,634
MFS New Discovery Value Fund	95,271	12,275	(7,767)	99,779
MFS Research Fund	194,568	17,516	(14,636)	197,448
MFS Research International Fund	306,071	58,745	(20,406)	344,410
MFS Total Return Bond Fund	2,634,355	578,877	(147,499)	3,065,733
MFS Value Fund	210,915	26,914	(17,358)	220,471

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$15,202	$165,880	$—	$—	$8,557,296
MFS Blended Research Growth Equity Fund	33,465	236,208	—	—	8,527,961
MFS Blended Research International Equity Fund	(33,768)	(1,480,033)	—	—	12,058,704
MFS Blended Research Mid Cap Equity Fund	18,826	(374,356)	—	—	13,024,235
MFS Blended Research Small Cap Equity Fund	43,572	62,894	—	—	3,013,076
MFS Blended Research Value Equity Fund	5,340	(46,503)	—	—	8,560,259
MFS Commodity Strategy Fund	(14,044)	(378,396)	—	—	5,945,742
MFS Emerging Markets Debt Fund	(37,196)	(352,379)	—	180,620	7,620,024
MFS Emerging Markets Debt Local Currency Fund	(57,975)	(634,889)	—	136,987	5,054,539
MFS Global Bond Fund	(43,714)	(624,465)	—	156,210	12,675,888
MFS Global Real Estate Fund	(6,093)	82,867	—	—	6,032,125
MFS Government Securities Fund	(134,126)	(317,129)	—	345,790	25,358,747
MFS Growth Fund	120,011	146,098	14,978	22,735	8,555,975
MFS High Income Fund	(36,464)	(235,640)	—	326,780	12,705,042
MFS Inflation-Adjusted Bond Fund	(57,789)	(697,546)	—	332,588	22,455,133
MFS Institutional Money Market Portfolio	11	(46)	—	7,344	650,592
MFS International Growth Fund	918	(205,531)	—	—	3,014,536
MFS International New Discovery Fund	22,449	(120,776)	—	—	969,824
MFS International Value Fund	(832)	(168,888)	—	—	3,014,988
MFS Limited Maturity Fund	(10,144)	(19,404)	—	170,413	15,633,138
MFS Mid Cap Growth Fund	149,566	84,815	—	—	6,514,453
MFS Mid Cap Value Fund	7,367	(245,034)	—	—	6,513,279
MFS New Discovery Fund	42,031	(26,986)	—	—	1,506,743
MFS New Discovery Value Fund	5,703	(43,905)	17,290	15,342	1,506,656
MFS Research Fund	17,910	168,518	—	—	8,557,399
MFS Research International Fund	(3,026)	(575,519)	—	—	6,027,181
MFS Total Return Bond Fund	(78,875)	(544,760)	—	455,240	31,239,816
MFS Value Fund	(2,428)	455	—	83,258	8,560,876
	$(34,103)	$(6,144,450)	$32,268	$2,233,307	$253,854,227

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	822,454	39,243	(57,004)	804,693
MFS Blended Research Emerging Markets Equity Fund	92,993	10,133	(15,533)	87,593
MFS Blended Research Growth Equity Fund	1,961,926	68,959	(205,123)	1,825,762
MFS Blended Research International Equity Fund	3,296,983	592,303	(274,185)	3,615,101
MFS Blended Research Mid Cap Equity Fund	3,817,196	209,568	(206,003)	3,820,761
MFS Blended Research Small Cap Equity Fund	754,803	31,165	(86,213)	699,755
MFS Blended Research Value Equity Fund	2,076,967	106,144	(157,503)	2,025,608
MFS Commodity Strategy Fund	3,288,415	520,464	(460,717)	3,348,162
MFS Emerging Markets Debt Fund	1,165,748	181,792	(97,323)	1,250,217
MFS Emerging Markets Debt Local Currency Fund	1,557,298	441,386	(166,074)	1,832,610
MFS Emerging Markets Equity Fund	37,017	2,937	(5,898)	34,056
MFS Global Bond Fund	2,237,064	431,605	(60,031)	2,608,638
MFS Global Real Estate Fund	1,306,843	73,200	(132,239)	1,247,804
MFS Government Securities Fund	3,033,840	776,190	(52,983)	3,757,047
MFS Growth Fund	266,441	12,654	(31,699)	247,396
MFS High Income Fund	8,442,799	910,113	(637,286)	8,715,626
MFS Inflation-Adjusted Bond Fund	3,339,815	433,106	(162,218)	3,610,703
MFS Institutional Money Market Portfolio	823,651	8,546,239	(8,686,178)	683,712
MFS International Growth Fund	334,347	33,781	(32,015)	336,113
MFS International New Discovery Fund	230,433	24,940	(18,742)	236,631
MFS International Value Fund	261,519	22,128	(20,302)	263,345
MFS Mid Cap Growth Fund	1,264,445	58,109	(131,344)	1,191,210
MFS Mid Cap Value Fund	959,374	54,963	(52,712)	961,625
MFS New Discovery Fund	155,215	11,625	(20,263)	146,577
MFS New Discovery Value Fund	319,411	23,792	(29,081)	314,122
MFS Research Fund	534,039	22,682	(34,432)	522,289
MFS Research International Fund	955,767	138,873	(64,991)	1,029,649
MFS Total Return Bond Fund	3,013,228	498,069	(107,099)	3,404,198
MFS Value Fund	684,379	42,380	(56,975)	669,784

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$56,289	$462,654	$—	$—	$22,636,007
MFS Blended Research Emerging Markets Equity Fund	15,012	(245,873)	—	—	1,082,652
MFS Blended Research Growth Equity Fund	444,781	506,179	—	—	25,670,218
MFS Blended Research International Equity Fund	(51,176)	(5,033,216)	—	—	39,476,899
MFS Blended Research Mid Cap Equity Fund	73,802	(1,216,476)	—	—	43,824,130
MFS Blended Research Small Cap Equity Fund	226,832	166,856	—	—	9,495,679
MFS Blended Research Value Equity Fund	77,866	(159,326)	—	—	25,988,552
MFS Commodity Strategy Fund	(545,389)	(756,313)	—	—	18,917,116
MFS Emerging Markets Debt Fund	(106,823)	(806,635)	—	419,132	17,152,978
MFS Emerging Markets Debt Local Currency Fund	(285,438)	(1,344,965)	—	317,696	11,362,180
MFS Emerging Markets Equity Fund	37,731	(235,172)	—	—	1,087,053
MFS Global Bond Fund	(47,416)	(1,092,349)	—	266,793	21,912,557
MFS Global Real Estate Fund	23,101	271,860	—	—	19,353,442
MFS Government Securities Fund	(43,995)	(556,077)	—	449,929	35,090,821
MFS Growth Fund	1,113,309	(181,815)	48,065	72,959	25,830,623
MFS High Income Fund	(145,383)	(470,719)	—	758,807	28,587,253
MFS Inflation-Adjusted Bond Fund	(86,991)	(1,115,495)	—	542,248	35,601,534
MFS Institutional Money Market Portfolio	(9)	(49)	—	7,681	683,644
MFS International Growth Fund	144,220	(868,737)	—	—	10,681,685
MFS International New Discovery Fund	54,754	(831,324)	—	—	7,841,961
MFS International Value Fund	111,636	(710,284)	—	—	10,694,421
MFS Mid Cap Growth Fund	979,158	(105,118)	—	—	21,930,168
MFS Mid Cap Value Fund	139,406	(906,107)	—	—	21,905,815
MFS New Discovery Fund	208,062	(133,472)	—	—	4,735,904
MFS New Discovery Value Fund	77,004	(177,390)	56,968	50,552	4,743,238
MFS Research Fund	76,028	463,243	—	—	22,636,011
MFS Research International Fund	4,345	(1,756,367)	—	—	18,018,861
MFS Total Return Bond Fund	(71,031)	(615,348)	—	513,289	34,688,777
MFS Value Fund	26,914	8,579	—	261,827	26,007,709
	$2,506,599	$(17,439,256)	$105,033	$3,660,913	$567,637,888

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	327,942	29,251	(14,521)	342,672
MFS Blended Research Emerging Markets Equity Fund	94,792	29,774	(8,897)	115,669
MFS Blended Research Growth Equity Fund	931,476	66,588	(42,154)	955,910
MFS Blended Research International Equity Fund	1,665,331	429,036	(112,290)	1,982,077
MFS Blended Research Mid Cap Equity Fund	1,769,573	209,017	(47,663)	1,930,927
MFS Blended Research Small Cap Equity Fund	365,312	29,026	(22,263)	372,075
MFS Blended Research Value Equity Fund	984,856	114,454	(47,865)	1,051,445
MFS Commodity Strategy Fund	1,591,571	384,900	(205,777)	1,770,694
MFS Emerging Markets Debt Fund	356,048	101,035	(29,165)	427,918
MFS Emerging Markets Debt Local Currency Fund	478,086	198,054	(45,626)	630,514
MFS Emerging Markets Equity Fund	37,728	10,159	(2,922)	44,965
MFS Global Bond Fund	387,239	107,811	(29,976)	465,074
MFS Global Real Estate Fund	638,223	90,464	(76,738)	651,949
MFS Growth Fund	125,681	10,595	(7,146)	129,130
MFS High Income Fund	2,570,560	610,603	(196,921)	2,984,242
MFS Inflation-Adjusted Bond Fund	982,583	218,082	(91,655)	1,109,010
MFS Institutional Money Market Portfolio	574,698	3,064,603	(3,166,020)	473,281
MFS International Growth Fund	184,046	31,421	(11,309)	204,158
MFS International New Discovery Fund	154,298	27,411	(8,373)	173,336
MFS International Value Fund	144,941	22,009	(7,170)	159,780
MFS Mid Cap Growth Fund	586,510	46,799	(31,703)	601,606
MFS Mid Cap Value Fund	442,901	55,068	(11,752)	486,217
MFS New Discovery Fund	74,877	8,591	(5,340)	78,128
MFS New Discovery Value Fund	154,744	18,729	(6,254)	167,219
MFS Research Fund	213,367	17,206	(8,161)	222,412
MFS Research International Fund	426,337	89,766	(20,951)	495,152
MFS Total Return Bond Fund	630,135	121,848	(62,844)	689,139
MFS Value Fund	326,238	40,751	(19,546)	347,443

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(2,238)	$186,466	$—	$—	$9,639,371
MFS Blended Research Emerging Markets Equity Fund	(10,926)	(262,257)	—	—	1,429,674
MFS Blended Research Growth Equity Fund	7,311	384,781	—	—	13,440,098
MFS Blended Research International Equity Fund	(78,344)	(2,661,380)	—	—	21,644,276
MFS Blended Research Mid Cap Equity Fund	(10,130)	(667,658)	—	—	22,147,732
MFS Blended Research Small Cap Equity Fund	15,506	142,478	—	—	5,049,062
MFS Blended Research Value Equity Fund	(8,100)	(74,963)	—	—	13,490,044
MFS Commodity Strategy Fund	(37,477)	(619,220)	—	—	10,004,420
MFS Emerging Markets Debt Fund	(34,835)	(257,135)	—	137,256	5,871,030
MFS Emerging Markets Debt Local Currency Fund	(47,367)	(469,176)	—	104,087	3,909,188
MFS Emerging Markets Equity Fund	(7,619)	(230,763)	—	—	1,435,293
MFS Global Bond Fund	(16,598)	(186,272)	—	47,509	3,906,619
MFS Global Real Estate Fund	(33,019)	150,996	—	—	10,111,727
MFS Growth Fund	12,886	361,604	23,601	35,824	13,482,494
MFS High Income Fund	(32,940)	(176,296)	—	248,261	9,788,313
MFS Inflation-Adjusted Bond Fund	(44,514)	(332,523)	—	165,766	10,934,836
MFS Institutional Money Market Portfolio	(9)	(26)	—	3,661	473,234
MFS International Growth Fund	(4,827)	(447,350)	—	—	6,488,149
MFS International New Discovery Fund	(12,917)	(557,133)	—	—	5,744,340
MFS International Value Fund	(6,792)	(368,293)	—	—	6,488,658
MFS Mid Cap Growth Fund	15,322	321,217	—	—	11,075,567
MFS Mid Cap Value Fund	(6,855)	(422,650)	—	—	11,076,014
MFS New Discovery Fund	19,322	(7,072)	—	—	2,524,314
MFS New Discovery Value Fund	664	(73,460)	29,305	26,005	2,525,002
MFS Research Fund	(2,858)	192,343	—	—	9,639,344
MFS Research International Fund	(11,688)	(829,490)	—	—	8,665,164
MFS Total Return Bond Fund	(33,403)	(111,484)	—	107,038	7,022,330
MFS Value Fund	(14,764)	(7,097)	—	132,571	13,491,189
	$(387,209)	$(7,021,813)	$52,906	$1,007,978	$241,497,482

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	621,458	14,342	(36,011)	599,789
MFS Blended Research Emerging Markets Equity Fund	251,297	50,990	(16,881)	285,406
MFS Blended Research Growth Equity Fund	1,840,047	40,251	(142,220)	1,738,078
MFS Blended Research International Equity Fund	3,579,344	548,571	(173,540)	3,954,375
MFS Blended Research Mid Cap Equity Fund	3,529,760	159,400	(140,301)	3,548,859
MFS Blended Research Small Cap Equity Fund	773,341	23,544	(74,863)	722,022
MFS Blended Research Value Equity Fund	1,947,078	84,745	(105,573)	1,926,250
MFS Commodity Strategy Fund	3,362,737	527,906	(387,704)	3,502,939
MFS Emerging Markets Debt Fund	227,954	66,303	(7,977)	286,280
MFS Emerging Markets Debt Local Currency Fund	304,753	129,768	(13,516)	421,005
MFS Emerging Markets Equity Fund	99,839	16,244	(4,995)	111,088
MFS Global Bond Fund	247,770	71,574	(8,215)	311,129
MFS Global Real Estate Fund	1,357,073	98,558	(168,634)	1,286,997
MFS Growth Fund	248,301	10,065	(23,454)	234,912
MFS High Income Fund	1,644,753	405,752	(54,807)	1,995,698
MFS Inflation-Adjusted Bond Fund	1,327,564	205,695	(120,586)	1,412,673
MFS Institutional Money Market Portfolio	117,304	3,309,359	(3,320,049)	106,614
MFS International Growth Fund	411,246	33,290	(21,285)	423,251
MFS International New Discovery Fund	408,599	41,659	(19,789)	430,469
MFS International Value Fund	323,268	23,673	(15,339)	331,602
MFS Mid Cap Growth Fund	1,168,014	45,145	(110,509)	1,102,650
MFS Mid Cap Value Fund	883,860	42,770	(31,211)	895,419
MFS New Discovery Fund	158,636	10,478	(18,853)	150,261
MFS New Discovery Value Fund	327,355	20,146	(23,059)	324,442
MFS Research Fund	404,129	8,976	(23,868)	389,237
MFS Research International Fund	862,168	92,748	(30,232)	924,684
MFS Total Return Bond Fund	1,086,024	134,759	(110,493)	1,110,290
MFS Value Fund	644,286	33,257	(40,488)	637,055

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$25,022	$359,778	$—	$—	$16,872,074
MFS Blended Research Emerging Markets Equity Fund	(16,164)	(677,401)	—	—	3,527,612
MFS Blended Research Growth Equity Fund	142,732	712,315	—	—	24,437,374
MFS Blended Research International Equity Fund	(63,329)	(5,528,163)	—	—	43,181,775
MFS Blended Research Mid Cap Equity Fund	41,328	(1,143,452)	—	—	40,705,413
MFS Blended Research Small Cap Equity Fund	207,191	181,672	—	—	9,797,830
MFS Blended Research Value Equity Fund	5,328	(113,849)	—	—	24,713,786
MFS Commodity Strategy Fund	(304,232)	(1,052,400)	—	—	19,791,605
MFS Emerging Markets Debt Fund	(10,454)	(180,598)	—	88,697	3,927,761
MFS Emerging Markets Debt Local Currency Fund	(14,910)	(321,460)	—	67,007	2,610,233
MFS Emerging Markets Equity Fund	(7,930)	(593,497)	—	—	3,545,933
MFS Global Bond Fund	(4,766)	(126,987)	—	30,706	2,613,488
MFS Global Real Estate Fund	(18,228)	305,922	—	—	19,961,317
MFS Growth Fund	452,288	379,098	45,235	68,662	24,527,187
MFS High Income Fund	(8,672)	(127,850)	—	160,573	6,545,888
MFS Inflation-Adjusted Bond Fund	(50,804)	(424,896)	—	213,628	13,928,954
MFS Institutional Money Market Portfolio	(9)	(2)	—	858	106,603
MFS International Growth Fund	19,625	(947,325)	—	—	13,450,920
MFS International New Discovery Fund	15,095	(1,434,633)	—	—	14,265,730
MFS International Value Fund	1,825	(769,505)	—	—	13,466,364
MFS Mid Cap Growth Fund	764,100	13,379	—	—	20,299,789
MFS Mid Cap Value Fund	14,816	(752,811)	—	—	20,397,647
MFS New Discovery Fund	183,590	(116,520)	—	—	4,854,936
MFS New Discovery Value Fund	31,193	(145,952)	59,403	52,714	4,899,069
MFS Research Fund	28,393	373,747	—	—	16,869,544
MFS Research International Fund	2,014	(1,593,987)	—	—	16,181,969
MFS Total Return Bond Fund	(54,800)	(175,963)	—	175,777	11,313,855
MFS Value Fund	(11,388)	14,429	—	248,258	24,736,859
	$1,368,854	$(13,886,911)	$104,638	$1,106,880	$421,531,515

Notes to Financial Statements (unaudited) – continued

		MFS Lifetime 2045 Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund		233,594	13,653	(8,758)	238,489
MFS Blended Research Emerging Markets Equity Fund		108,327	34,418	(7,959)	134,786
MFS Blended Research Growth Equity Fund		707,580	38,597	(33,886)	712,291
MFS Blended Research International Equity Fund		1,429,331	333,911	(72,617)	1,690,625
MFS Blended Research Mid Cap Equity Fund		1,362,664	133,843	(34,276)	1,462,231
MFS Blended Research Small Cap Equity Fund		306,507	19,826	(17,423)	308,910
MFS Blended Research Value Equity Fund		748,771	72,726	(36,358)	785,139
MFS Commodity Strategy Fund		1,335,908	291,968	(167,349)	1,460,527
MFS Emerging Markets Equity Fund		43,100	11,983	(2,683)	52,400
MFS Global Real Estate Fund		537,446	69,751	(64,842)	542,355
MFS Growth Fund		95,419	6,554	(5,605)	96,368
MFS Inflation-Adjusted Bond Fund		398,056	69,559	(40,311)	427,304
MFS Institutional Money Market Portfolio		320,116	2,180,361	(2,166,147)	334,330
MFS International Growth Fund		166,981	25,988	(8,103)	184,866
MFS International New Discovery Fund		176,450	33,052	(6,976)	202,526
MFS International Value Fund		131,560	18,849	(5,737)	144,672
MFS Mid Cap Growth Fund		450,933	30,415	(25,575)	455,773
MFS Mid Cap Value Fund		341,246	36,623	(9,683)	368,186
MFS New Discovery Fund		62,780	6,375	(4,242)	64,913
MFS New Discovery Value Fund		129,882	13,837	(4,773)	138,946
MFS Research Fund		151,881	7,832	(4,926)	154,787
MFS Research International Fund		334,557	62,636	(13,811)	383,382
MFS Total Return Bond Fund		389,221	63,954	(39,847)	413,328
MFS Value Fund		247,886	25,798	(14,250)	259,434

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(4,776)	$140,851	$—	$—	$6,708,691
MFS Blended Research Emerging Markets Equity Fund	(13,227)	(305,878)	—	—	1,665,957
MFS Blended Research Growth Equity Fund	(131)	308,913	—	—	10,014,809
MFS Blended Research International Equity Fund	(62,859)	(2,307,138)	—	—	18,461,628
MFS Blended Research Mid Cap Equity Fund	(12,944)	(493,109)	—	—	16,771,787
MFS Blended Research Small Cap Equity Fund	13,946	123,218	—	—	4,191,913
MFS Blended Research Value Equity Fund	(9,219)	(49,895)	—	—	10,073,328
MFS Commodity Strategy Fund	(31,248)	(526,835)	—	—	8,251,981
MFS Emerging Markets Equity Fund	(9,268)	(269,294)	—	—	1,672,598
MFS Global Real Estate Fund	(26,426)	129,331	—	—	8,411,921
MFS Growth Fund	9,784	285,939	17,956	27,256	10,061,820
MFS Inflation-Adjusted Bond Fund	(19,007)	(126,978)	—	65,547	4,213,220
MFS Institutional Money Market Portfolio	30	(24)	—	3,455	334,297
MFS International Growth Fund	(8,871)	(405,182)	—	—	5,875,048
MFS International New Discovery Fund	(14,403)	(654,990)	—	—	6,711,707
MFS International Value Fund	(7,702)	(336,582)	—	—	5,875,153
MFS Mid Cap Growth Fund	9,870	258,558	—	—	8,390,774
MFS Mid Cap Value Fund	(6,060)	(315,052)	—	—	8,387,266
MFS New Discovery Fund	9,885	1,292	—	—	2,097,345
MFS New Discovery Value Fund	401	(59,993)	24,830	22,033	2,098,084
MFS Research Fund	(5,380)	145,272	—	—	6,708,487
MFS Research International Fund	(11,069)	(649,468)	—	—	6,709,178
MFS Total Return Bond Fund	(20,781)	(65,674)	—	65,336	4,211,805
MFS Value Fund	(14,697)	(452)	—	99,923	10,073,821
	$(234,152)	$(5,173,170)	$42,786	$283,550	$167,972,618

Notes to Financial Statements (unaudited) – continued

		MFS Lifetime 2050 Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund		299,645	10,733	(10,839)	299,539
MFS Blended Research Emerging Markets Equity Fund		139,191	39,723	(10,010)	168,904
MFS Blended Research Growth Equity Fund		907,316	36,165	(49,351)	894,130
MFS Blended Research International Equity Fund		1,834,193	379,302	(90,820)	2,122,675
MFS Blended Research Mid Cap Equity Fund		1,747,444	137,224	(48,997)	1,835,671
MFS Blended Research Small Cap Equity Fund		393,075	23,589	(30,593)	386,071
MFS Blended Research Value Equity Fund		960,196	67,361	(41,257)	986,300
MFS Commodity Strategy Fund		1,710,950	319,738	(182,650)	1,848,038
MFS Emerging Markets Equity Fund		55,390	13,458	(3,108)	65,740
MFS Global Real Estate Fund		690,240	70,777	(78,874)	682,143
MFS Growth Fund		122,417	7,025	(8,433)	121,009
MFS Inflation-Adjusted Bond Fund		510,453	75,345	(48,321)	537,477
MFS Institutional Money Market Portfolio		330,470	2,571,002	(2,580,884)	320,588
MFS International Growth Fund		215,254	26,366	(8,564)	232,056
MFS International New Discovery Fund		226,441	35,162	(7,377)	254,226
MFS International Value Fund		168,661	19,205	(6,190)	181,676
MFS Mid Cap Growth Fund		578,630	35,386	(41,901)	572,115
MFS Mid Cap Value Fund		437,470	35,311	(10,713)	462,079
MFS New Discovery Fund		80,533	7,578	(6,908)	81,203
MFS New Discovery Value Fund		166,485	14,503	(7,550)	173,438
MFS Research Fund		194,813	6,570	(6,966)	194,417
MFS Research International Fund		429,357	66,622	(14,697)	481,282
MFS Total Return Bond Fund		499,304	69,518	(48,849)	519,973
MFS Value Fund		317,930	23,736	(15,698)	325,968

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$3,127	$181,367	$—	$—	$8,426,032
MFS Blended Research Emerging Markets Equity Fund	(13,817)	(387,346)	—	—	2,087,654
MFS Blended Research Growth Equity Fund	25,455	389,760	—	—	12,571,465
MFS Blended Research International Equity Fund	(57,612)	(2,919,533)	—	—	23,179,610
MFS Blended Research Mid Cap Equity Fund	2,142	(598,850)	—	—	21,055,145
MFS Blended Research Small Cap Equity Fund	35,549	152,867	—	—	5,238,986
MFS Blended Research Value Equity Fund	(2,785)	(59,093)	—	—	12,654,234
MFS Commodity Strategy Fund	(38,989)	(673,794)	—	—	10,441,415
MFS Emerging Markets Equity Fund	(8,139)	(341,027)	—	—	2,098,429
MFS Global Real Estate Fund	(29,371)	173,555	—	—	10,580,033
MFS Growth Fund	38,897	360,944	22,884	34,735	12,634,499
MFS Inflation-Adjusted Bond Fund	(21,583)	(160,937)	—	82,600	5,299,523
MFS Institutional Money Market Portfolio	(11)	(20)	—	3,178	320,556
MFS International Growth Fund	(4,157)	(508,174)	—	—	7,374,731
MFS International New Discovery Fund	(7,089)	(826,895)	—	—	8,425,066
MFS International Value Fund	(3,232)	(421,608)	—	—	7,377,880
MFS Mid Cap Growth Fund	71,103	297,354	—	—	10,532,635
MFS Mid Cap Value Fund	(441)	(386,657)	—	—	10,526,155
MFS New Discovery Fund	24,254	(1,263)	—	—	2,623,669
MFS New Discovery Value Fund	1,529	(69,221)	31,360	27,829	2,618,907
MFS Research Fund	5,357	185,833	—	—	8,426,050
MFS Research International Fund	(5,132)	(821,140)	—	—	8,422,432
MFS Total Return Bond Fund	(24,985)	(82,871)	—	82,438	5,298,523
MFS Value Fund	(10,620)	3,973	—	125,481	12,657,337
	$(20,550)	$(6,512,776)	$54,244	$356,261	$210,870,966

Notes to Financial Statements (unaudited) – continued

		MFS Lifetime 2055 Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund		115,000	16,237	(7,636)	123,601
MFS Blended Research Emerging Markets Equity Fund		53,144	22,940	(5,766)	70,318
MFS Blended Research Growth Equity Fund		348,639	48,282	(26,010)	370,911
MFS Blended Research International Equity Fund		703,007	234,710	(62,101)	875,616
MFS Blended Research Mid Cap Equity Fund		671,364	124,929	(38,470)	757,823
MFS Blended Research Small Cap Equity Fund		150,949	22,205	(13,022)	160,132
MFS Blended Research Value Equity Fund		368,549	64,825	(26,860)	406,514
MFS Commodity Strategy Fund		655,689	203,858	(94,402)	765,145
MFS Emerging Markets Equity Fund		21,162	8,134	(2,065)	27,231
MFS Global Real Estate Fund		264,565	53,429	(37,737)	280,257
MFS Growth Fund		46,966	7,517	(4,530)	49,953
MFS Inflation-Adjusted Bond Fund		195,356	52,131	(26,399)	221,088
MFS Institutional Money Market Portfolio		222,800	1,292,764	(1,287,614)	227,950
MFS International Growth Fund		81,851	20,634	(6,748)	95,737
MFS International New Discovery Fund		86,813	24,573	(6,466)	104,920
MFS International Value Fund		64,593	15,238	(4,912)	74,919
MFS Mid Cap Growth Fund		222,341	32,999	(19,252)	236,088
MFS Mid Cap Value Fund		167,876	32,986	(10,080)	190,782
MFS New Discovery Fund		30,895	5,647	(2,911)	33,631
MFS New Discovery Value Fund		63,969	12,308	(4,316)	71,961
MFS Research Fund		74,763	10,094	(4,633)	80,224
MFS Research International Fund		164,490	47,239	(13,045)	198,684
MFS Total Return Bond Fund		191,143	48,539	(25,830)	213,852
MFS Value Fund		122,164	22,087	(9,933)	134,318

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(6,333)	$67,769	$—	$—	$3,476,888
MFS Blended Research Emerging Markets Equity Fund	(11,360)	(152,761)	—	—	869,136
MFS Blended Research Growth Equity Fund	(8,742)	149,694	—	—	5,215,005
MFS Blended Research International Equity Fund	(72,612)	(1,156,362)	—	—	9,561,729
MFS Blended Research Mid Cap Equity Fund	(26,521)	(261,820)	—	—	8,692,233
MFS Blended Research Small Cap Equity Fund	(3,646)	62,501	—	—	2,172,988
MFS Blended Research Value Equity Fund	(9,902)	(27,800)	—	—	5,215,581
MFS Commodity Strategy Fund	(19,265)	(264,986)	—	—	4,323,070
MFS Emerging Markets Equity Fund	(9,157)	(135,122)	—	—	869,207
MFS Global Real Estate Fund	(21,275)	64,126	—	—	4,346,784
MFS Growth Fund	(8,174)	143,278	9,020	12,692	5,215,642
MFS Inflation-Adjusted Bond Fund	(11,915)	(64,367)	—	33,687	2,179,921
MFS Institutional Money Market Portfolio	8	(14)	—	2,238	227,927
MFS International Growth Fund	(13,579)	(206,976)	—	—	3,042,515
MFS International New Discovery Fund	(17,399)	(333,504)	—	—	3,477,037
MFS International Value Fund	(11,038)	(172,357)	—	—	3,042,469
MFS Mid Cap Growth Fund	(11,339)	128,809	—	—	4,346,378
MFS Mid Cap Value Fund	(12,684)	(164,161)	—	—	4,346,006
MFS New Discovery Fund	(2,040)	939	—	—	1,086,618
MFS New Discovery Value Fund	(3,982)	(31,903)	12,694	11,265	1,086,618
MFS Research Fund	(7,600)	69,772	—	—	3,476,895
MFS Research International Fund	(16,968)	(329,122)	—	—	3,476,970
MFS Total Return Bond Fund	(12,994)	(32,142)	—	33,501	2,179,154
MFS Value Fund	(14,979)	(302)	—	52,196	5,215,551
	$(333,496)	$(2,646,811)	$21,714	$145,579	$87,142,322

Notes to Financial Statements (unaudited) – continued

		MFS Lifetime 2060 Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund		5,214	3,461	(503)	8,172
MFS Blended Research Emerging Markets Equity Fund		2,401	2,583	(330)	4,654
MFS Blended Research Growth Equity Fund		15,809	10,566	(1,767)	24,608
MFS Blended Research International Equity Fund		31,840	28,969	(3,049)	57,760
MFS Blended Research Mid Cap Equity Fund		30,463	22,749	(2,985)	50,227
MFS Blended Research Small Cap Equity Fund		6,848	4,556	(867)	10,537
MFS Blended Research Value Equity Fund		16,705	11,577	(1,512)	26,770
MFS Commodity Strategy Fund		29,616	23,755	(3,388)	49,983
MFS Emerging Markets Equity Fund		955	970	(113)	1,812
MFS Global Real Estate Fund		11,813	7,853	(1,268)	18,398
MFS Growth Fund		2,126	1,496	(284)	3,338
MFS Inflation-Adjusted Bond Fund		8,807	6,729	(1,077)	14,459
MFS Institutional Money Market Portfolio		10,026	332,815	(331,146)	11,695
MFS International Growth Fund		3,694	3,038	(377)	6,355
MFS International New Discovery Fund		3,933	3,388	(371)	6,950
MFS International Value Fund		2,925	2,307	(275)	4,957
MFS Mid Cap Growth Fund		10,087	6,813	(1,224)	15,676
MFS Mid Cap Value Fund		7,607	5,612	(662)	12,557
MFS New Discovery Fund		1,400	1,031	(199)	2,232
MFS New Discovery Value Fund		2,901	2,142	(313)	4,730
MFS Research Fund		3,388	2,249	(333)	5,304
MFS Research International Fund		7,450	6,421	(707)	13,164
MFS Total Return Bond Fund		8,637	6,370	(1,020)	13,987
MFS Value Fund		5,544	3,787	(498)	8,833

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(399)	$669	$—	$—	$229,874
MFS Blended Research Emerging Markets Equity Fund	(611)	(8,461)	—	—	57,524
MFS Blended Research Growth Equity Fund	(566)	1,798	—	—	345,995
MFS Blended Research International Equity Fund	(2,557)	(66,512)	—	—	630,738
MFS Blended Research Mid Cap Equity Fund	(693)	(23,019)	—	—	576,109
MFS Blended Research Small Cap Equity Fund	41	15	—	—	142,981
MFS Blended Research Value Equity Fund	(582)	(4,515)	—	—	343,453
MFS Commodity Strategy Fund	(318)	(15,196)	—	—	282,403
MFS Emerging Markets Equity Fund	(407)	(7,718)	—	—	57,822
MFS Global Real Estate Fund	(396)	311	—	—	285,357
MFS Growth Fund	(343)	1,375	443	671	348,465
MFS Inflation-Adjusted Bond Fund	(287)	(4,045)	—	1,789	142,566
MFS Institutional Money Market Portfolio	2	(1)	—	122	11,694
MFS International Growth Fund	(438)	(13,726)	—	—	201,971
MFS International New Discovery Fund	(406)	(20,535)	—	—	230,311
MFS International Value Fund	(482)	(11,438)	—	—	201,318
MFS Mid Cap Growth Fund	(247)	769	—	—	288,603
MFS Mid Cap Value Fund	(346)	(12,814)	—	—	286,050
MFS New Discovery Fund	22	(1,814)	—	—	72,121
MFS New Discovery Value Fund	(24)	(3,219)	662	588	71,421
MFS Research Fund	(367)	453	—	—	229,875
MFS Research International Fund	(658)	(19,973)	—	—	230,370
MFS Total Return Bond Fund	(383)	(2,196)	—	1,757	142,529
MFS Value Fund	(1,412)	(2,376)	—	2,673	342,996
	$(11,857)	$(212,168)	$1,105	$7,600	$5,752,546

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Income Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

MFS Lifetime 2020 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2025 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

MFS Lifetime 2030 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

MFS Lifetime 2035 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe.

MFS Lifetime 2040 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

MFS Lifetime 2045 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

MFS Lifetime 2050 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2055 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe.

MFS Lifetime 2060 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2017. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on December 6, 2016, and has a limited operating history and performance record; therefore no performance data for the three- or five-year period was available.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the total expense ratio for each of MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 was lower than the Broadridge expense group median, and (ii) the total expense ratio for MFS Lifetime Income Fund was approximately at the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with

Board Review of Investment Advisory Agreement – continued

third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2018.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)     Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 14, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2018

*	Print name and title of each signing officer under his or her signature.